Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.2%)
	Linde plc	14,676,080	4,687,980
	Freeport-McMoRan Inc.	41,978,249	2,087,998
	Newmont Corp.	22,869,613	1,816,991
	Air Products and Chemicals Inc.	6,399,385	1,599,270
	Dow Inc.	21,227,868	1,352,640
	Ecolab Inc.	7,445,135	1,314,513
	Nucor Corp.	8,242,864	1,225,302
	Fastenal Co.	16,605,756	986,382
	International Flavors & Fragrances Inc.	7,352,311	965,579
	LyondellBasell Industries NV Class A	7,610,059	782,466
	Albemarle Corp.	3,375,570	746,507
	Mosaic Co.	10,627,530	706,731
	CF Industries Holdings Inc.	5,981,085	616,411
	International Paper Co.	10,872,843	501,782
	Alcoa Corp.	5,392,686	485,504
	FMC Corp.	3,662,184	481,834
	Steel Dynamics Inc.	5,433,928	453,353
	Celanese Corp.	3,110,474	444,393
*	Cleveland-Cliffs Inc.	13,629,283	438,999
	Eastman Chemical Co.	3,873,111	434,021
	Avery Dennison Corp.	2,377,780	413,662
	Reliance Steel & Aluminum Co.	1,780,632	326,479
	Royal Gold Inc.	1,897,270	268,046
	United States Steel Corp.	6,805,917	256,855
	Olin Corp.	4,025,970	210,478
	Huntsman Corp.	4,949,272	185,647
	Valvoline Inc.	5,190,579	163,815
*	RBC Bearings Inc.	838,384	162,546
*	Univar Solutions Inc.	4,945,548	158,950
*,1	MP Materials Corp.	2,581,024	147,996
	Commercial Metals Co.	3,518,612	146,445
	Chemours Co.	4,608,915	145,089
	Ashland Global Holdings Inc.	1,473,062	144,964
*	Hexcel Corp.	2,424,893	144,208
	Element Solutions Inc.	6,428,527	140,785
	Scotts Miracle-Gro Co.	1,125,044	138,335
	UFP Industries Inc.	1,696,554	130,906
	Avient Corp.	2,647,376	127,074
*	Livent Corp.	4,690,817	122,290
	Timken Co.	1,925,092	116,853
	Balchem Corp.	836,676	114,374

		Shares	Market Value ($000)
	Westlake Corp.	921,581	113,723
	Cabot Corp.	1,655,136	113,228
	Hecla Mining Co.	15,674,825	102,984
	Sensient Technologies Corp.	1,211,833	101,733
	Mueller Industries Inc.	1,576,778	85,414
	Boise Cascade Co.	1,138,268	79,075
*	Arconic Corp.	3,042,764	77,956
*	Ingevity Corp.	1,134,746	72,703
	NewMarket Corp.	221,873	71,971
[1]	Quaker Chemical Corp.	390,438	67,472
	Tronox Holdings plc Class A	3,366,176	66,617
	Innospec Inc.	712,431	65,936
	Compass Minerals International Inc.	1,017,549	63,892
	Minerals Technologies Inc.	962,389	63,662
	Stepan Co.	614,279	60,697
	GrafTech International Ltd.	5,711,366	54,943
*	GCP Applied Technologies Inc.	1,602,762	50,359
	Materion Corp.	586,345	50,273
	Worthington Industries Inc.	879,702	45,225
	Kaiser Aluminum Corp.	473,330	44,569
*,1	Energy Fuels Inc.	4,278,870	39,152
*	AdvanSix Inc.	760,607	38,859
*	Century Aluminum Co.	1,448,910	38,121
*	US Silica Holdings Inc.	2,013,037	37,563
	Schnitzer Steel Industries Inc. Class A	698,597	36,285
*	Piedmont Lithium Inc.	482,988	35,253
*,1	Uranium Energy Corp.	7,600,927	34,888
*	Sylvamo Corp.	1,005,491	33,463
	Carpenter Technology Corp.	744,292	31,245
*	Coeur Mining Inc.	6,721,003	29,908
	Schweitzer-Mauduit International Inc.	955,538	26,277
*,1	Origin Materials Inc.	3,718,023	24,465
	Hawkins Inc.	532,230	24,429
*	TimkenSteel Corp.	1,103,956	24,155
*	Intrepid Potash Inc.	290,692	23,877
*,1	Amyris Inc.	5,212,613	22,727
*	LSB Industries Inc.	914,871	19,981
	Neenah Inc.	470,344	18,654
	Resolute Forest Products Inc.	1,349,536	17,423
*	Koppers Holdings Inc.	587,127	16,158
	Glatfelter Corp.	1,275,904	15,796
	American Vanguard Corp.	749,948	15,239
	Ryerson Holding Corp.	434,515	15,217
	Haynes International Inc.	347,482	14,803
	Ecovyst Inc.	1,255,620	14,515
*	Alto Ingredients Inc.	2,071,987	14,131
*	Clearwater Paper Corp.	484,255	13,574
	Omega Flex Inc.	88,289	11,466
	Tredegar Corp.	890,270	10,674
	Olympic Steel Inc.	266,301	10,242
*	Ur-Energy Inc.	5,979,392	9,567
*	Unifi Inc.	422,068	7,639
	FutureFuel Corp.	694,839	6,761
*	Northwest Pipe Co.	261,682	6,660
	Gold Resource Corp.	2,884,641	6,462
*	Synalloy Corp.	324,890	5,214
*	Gatos Silver Inc.	1,156,500	4,996
*	Rayonier Advanced Materials Inc.	621,115	4,081

		Shares	Market Value ($000)
	Eastern Co.	163,220	3,801
*	Zymergen Inc.	1,075,921	3,109
	Northern Technologies International Corp.	243,564	2,928
*	NN Inc.	903,565	2,602
*	Marrone Bio Innovations Inc.	2,405,383	2,598
*	Perma-Pipe International Holdings Inc.	263,560	2,485
*	Ampco-Pittsburgh Corp.	357,753	2,257
*,1	Golden Minerals Co.	4,480,131	2,244
	Culp Inc.	270,168	2,145
*,1	Hycroft Mining Holding Corp. Class A	928,313	2,135
*	Universal Stainless & Alloy Products Inc.	217,305	1,886
*,1	CPS Technologies Corp.	336,311	1,752
	United-Guardian Inc.	73,036	1,646
	Friedman Industries Inc.	185,959	1,638
*	United States Antimony Corp.	2,530,540	1,632
*	Comstock Mining Inc.	935,370	1,562
*	PharmaCyte Biotech Inc.	590,900	1,359
*	US Gold Corp.	180,278	1,262
*	AgroFresh Solutions Inc.	635,804	1,208
*	ABVC BioPharma Inc.	375,142	1,024
*	Solitario Zinc Corp.	1,167,363	985
*	Westwater Resources Inc.	409,019	818
*	Paramount Gold Nevada Corp.	1,225,450	798
	Chicago Rivet & Machine Co.	27,769	737
*	Flexible Solutions International Inc.	151,258	616
*	NextPlat Corp.	50,264	154
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	107
			28,152,293
Consumer Discretionary (15.2%)
*	Amazon.com Inc.	12,486,244	40,704,531
*,1	Tesla Inc.	23,868,149	25,720,317
	Home Depot Inc.	30,146,678	9,023,805
	Costco Wholesale Corp.	12,801,298	7,371,627
*	Walt Disney Co.	52,551,756	7,207,999
	Walmart Inc.	40,042,885	5,963,186
	McDonald's Corp.	21,464,372	5,307,710
	NIKE Inc. Class B	36,845,054	4,957,870
*	Netflix Inc.	12,814,670	4,800,247
	Lowe's Cos. Inc.	19,339,128	3,910,178
	Starbucks Corp.	33,190,633	3,019,352
	Target Corp.	13,830,173	2,935,039
*	Booking Holdings Inc.	1,179,629	2,770,300
	TJX Cos. Inc.	32,682,785	1,979,923
*	Ford Motor Co.	113,508,600	1,919,430
	Activision Blizzard Inc.	21,360,798	1,711,214
*	General Motors Co.	37,763,898	1,651,793
	Estee Lauder Cos. Inc. Class A	6,036,324	1,643,812
*	Airbnb Inc. Class A	9,008,303	1,547,266
*	Uber Technologies Inc.	42,331,558	1,510,390
	Dollar General Corp.	6,684,733	1,488,222
*	Marriott International Inc. Class A	8,006,322	1,407,111
*	O'Reilly Automotive Inc.	1,934,012	1,324,721
*	Lululemon Athletica Inc.	3,401,216	1,242,226
*	Hilton Worldwide Holdings Inc.	8,062,977	1,223,476
*	AutoZone Inc.	594,998	1,216,521
*	Chipotle Mexican Grill Inc.	768,022	1,215,034
*	Dollar Tree Inc.	6,492,326	1,039,746
	Electronic Arts Inc.	8,116,275	1,026,790

		Shares	Market Value ($000)
	Yum! Brands Inc.	8,328,987	987,235
*	Aptiv plc	7,807,759	934,667
	Ross Stores Inc.	10,190,410	921,824
	eBay Inc.	16,090,397	921,336
*	Trade Desk Inc. Class A	12,716,828	880,640
*	Expedia Group Inc.	4,334,243	848,081
*	Southwest Airlines Co.	17,061,707	781,426
*	Copart Inc.	6,167,267	773,807
	Tractor Supply Co.	3,250,889	758,660
*	Delta Air Lines Inc.	18,461,867	730,536
	DR Horton Inc.	9,691,747	722,132
	Paramount Global Class B	16,960,250	641,267
*	Ulta Beauty Inc.	1,560,089	621,259
	Lennar Corp. Class A	7,083,714	574,985
	VF Corp.	10,099,938	574,282
	Best Buy Co. Inc.	6,235,563	566,813
	Garmin Ltd.	4,455,184	528,429
*	Royal Caribbean Cruises Ltd.	6,268,529	525,177
	Genuine Parts Co.	4,107,185	517,587
*	Take-Two Interactive Software Inc.	3,333,034	512,421
	Omnicom Group Inc.	6,021,731	511,125
*	Live Nation Entertainment Inc.	4,217,087	496,098
*	Carnival Corp.	24,473,494	494,854
	Darden Restaurants Inc.	3,687,569	490,262
*	Las Vegas Sands Corp.	12,120,112	471,109
	MGM Resorts International	11,135,341	467,016
	Pool Corp.	1,098,295	464,414
*	Caesars Entertainment Inc.	5,867,857	453,937
*	Etsy Inc.	3,649,126	453,513
*	CarMax Inc.	4,675,734	451,115
*	United Airlines Holdings Inc.	9,382,178	434,958
	Domino's Pizza Inc.	1,052,781	428,492
*,1	Lucid Group Inc.	16,705,151	424,311
*	NVR Inc.	92,541	413,406
	Interpublic Group of Cos. Inc.	11,356,770	402,598
*,1	ROBLOX Corp. Class A	8,493,290	392,730
*	Liberty Media Corp.-Liberty Formula One Class C	5,348,693	373,553
*,1	AMC Entertainment Holdings Inc. Class A	14,858,320	366,109
	Advance Auto Parts Inc.	1,768,881	366,088
	Fox Corp. Class A	8,903,674	351,250
*	Burlington Stores Inc.	1,927,643	351,159
*	American Airlines Group Inc.	18,702,732	341,325
	Bath & Body Works Inc.	7,053,632	337,164
*	LKQ Corp.	7,020,634	318,807
*	Lyft Inc. Class A	8,282,612	318,052
*,1	GameStop Corp. Class A	1,884,714	313,956
	Hasbro Inc.	3,816,042	312,610
	Williams-Sonoma Inc.	2,110,251	305,986
*	Vail Resorts Inc.	1,167,668	303,909
	News Corp. Class A	13,493,776	298,887
	Whirlpool Corp.	1,690,538	292,091
	Service Corp. International	4,404,028	289,873
*	Carvana Co.	2,395,870	285,803
	PulteGroup Inc.	6,814,181	285,514
*	Zynga Inc. Class A	30,621,546	282,943
*	Tapestry Inc.	7,602,248	282,424
	Nielsen Holdings plc	10,365,885	282,367
	Aramark	7,386,242	277,723

		Shares	Market Value ($000)
	BorgWarner Inc.	6,926,486	269,440
*	Avis Budget Group Inc.	1,015,101	267,276
*	Norwegian Cruise Line Holdings Ltd.	12,148,168	265,802
*	BJ's Wholesale Club Holdings Inc.	3,923,935	265,297
*	Five Below Inc.	1,617,567	256,174
*,1	Rivian Automotive Inc. Class A	5,098,014	256,124
	Lithia Motors Inc. Class A	850,751	255,327
	Rollins Inc.	7,087,799	248,427
	Lear Corp.	1,725,550	246,046
	Kohl's Corp.	3,998,961	241,777
*,1	Wayfair Inc. Class A	2,181,874	241,708
*	Wynn Resorts Ltd.	2,992,296	238,606
	Newell Brands Inc.	11,080,955	237,243
*	Floor & Decor Holdings Inc. Class A	2,895,348	234,523
*	Bright Horizons Family Solutions Inc.	1,746,151	231,697
*	Discovery Inc. Class C	9,152,987	228,550
	Wyndham Hotels & Resorts Inc.	2,668,282	225,977
*	Mattel Inc.	10,116,501	224,687
*	Peloton Interactive Inc. Class A	8,347,897	220,551
	Churchill Downs Inc.	991,216	219,832
*	Capri Holdings Ltd.	4,253,369	218,581
*	Deckers Outdoor Corp.	784,229	214,698
*	Alaska Air Group Inc.	3,669,343	212,859
	Nexstar Media Group Inc. Class A	1,120,548	211,201
*	SiteOne Landscape Supply Inc.	1,301,930	210,509
	New York Times Co. Class A	4,581,094	209,997
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,507,209	206,115
*	Penn National Gaming Inc.	4,858,700	206,106
*	Planet Fitness Inc. Class A	2,417,001	204,188
*	Macy's Inc.	8,375,558	204,029
	Gentex Corp.	6,819,595	198,928
*	Marriott Vacations Worldwide Corp.	1,167,914	184,180
*	Hertz Global Holdings Inc.	8,019,884	177,640
*,1	DraftKings Inc. Class A	8,926,920	173,807
	Polaris Inc.	1,643,369	173,080
	Fox Corp. Class B	4,505,813	163,471
[1]	Dick's Sporting Goods Inc.	1,629,715	163,004
*	RH	493,265	160,849
*	Terminix Global Holdings Inc.	3,501,816	159,788
	Texas Roadhouse Inc. Class A	1,907,379	159,705
*	Skechers USA Inc. Class A	3,898,278	158,894
	Harley-Davidson Inc.	4,031,899	158,857
*	Boyd Gaming Corp.	2,408,350	158,421
*	Scientific Games Corp.	2,644,777	155,381
*	PVH Corp.	2,020,156	154,764
	Toll Brothers Inc.	3,256,306	153,112
	AMERCO	254,762	152,078
	Hanesbrands Inc.	10,041,916	149,524
	Choice Hotels International Inc.	1,053,039	149,279
*	IAA Inc.	3,871,706	148,093
	Travel + Leisure Co.	2,488,930	144,209
*	YETI Holdings Inc.	2,399,319	143,911
	TEGNA Inc.	6,369,785	142,683
*	AutoNation Inc.	1,416,128	141,018
	Tempur Sealy International Inc.	4,981,738	139,090
*	Helen of Troy Ltd.	703,068	137,689
*	JetBlue Airways Corp.	9,203,986	137,600
	Ralph Lauren Corp.	1,200,279	136,160

		Shares	Market Value ($000)
*	Hilton Grand Vacations Inc.	2,601,621	135,310
*	Chegg Inc.	3,728,390	135,266
*	Hyatt Hotels Corp. Class A	1,383,010	132,008
*	Victoria's Secret & Co.	2,556,200	131,286
	Murphy USA Inc.	650,510	130,076
*	Crocs Inc.	1,673,463	127,853
	Warner Music Group Corp. Class A	3,353,905	126,945
*	Endeavor Group Holdings Inc. Class A	4,178,343	123,345
	H&R Block Inc.	4,710,349	122,657
	Thor Industries Inc.	1,534,555	120,769
	Leggett & Platt Inc.	3,458,867	120,369
*	Fox Factory Holding Corp.	1,207,354	118,260
*	Goodyear Tire & Rubber Co.	8,252,736	117,932
*,1	QuantumScape Corp. Class A	5,869,395	117,329
	Gap Inc.	8,268,138	116,415
*,1	Discovery Inc. Class A	4,607,802	114,826
[1]	Sirius XM Holdings Inc.	17,134,672	113,432
	Wendy's Co.	5,116,074	112,400
*	SeaWorld Entertainment Inc.	1,454,028	108,238
*	Asbury Automotive Group Inc.	671,313	107,544
	Carter's Inc.	1,159,813	106,691
*	Sabre Corp.	9,278,186	106,050
	Signet Jewelers Ltd.	1,451,178	105,501
*	National Vision Holdings Inc.	2,396,083	104,397
*,1	Sonos Inc.	3,650,207	103,009
*,1	Luminar Technologies Inc. Class A	6,583,620	102,902
*,1	Chewy Inc. Class A	2,503,798	102,105
	Wingstop Inc.	861,374	101,082
*	Academy Sports & Outdoors Inc.	2,541,728	100,144
	Papa John's International Inc.	944,038	99,388
*	Grand Canyon Education Inc.	1,017,614	98,821
*	Under Armour Inc. Class C	6,331,827	98,523
*	Coty Inc. Class A	10,934,839	98,304
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,117,338	96,784
	Columbia Sportswear Co.	1,031,936	93,421
*,1	Callaway Golf Co.	3,977,055	93,143
*	Six Flags Entertainment Corp.	2,105,184	91,576
*	Visteon Corp.	830,967	90,683
*	Taylor Morrison Home Corp. Class A	3,324,890	90,504
*	Nordstrom Inc.	3,249,738	88,100
*	Madison Square Garden Sports Corp.	489,764	87,844
*	Leslie's Inc.	4,522,111	87,548
	Steven Madden Ltd.	2,246,299	86,797
*	Skyline Champion Corp.	1,565,007	85,888
	Foot Locker Inc.	2,892,630	85,795
*	Meritage Homes Corp.	1,076,423	85,285
*	Under Armour Inc. Class A	5,010,606	85,281
*	Boot Barn Holdings Inc.	862,495	81,756
*	TripAdvisor Inc.	2,937,800	79,673
	Group 1 Automotive Inc.	468,637	78,651
	KB Home	2,427,193	78,593
*	Houghton Mifflin Harcourt Co.	3,710,659	77,961
	Cracker Barrel Old Country Store Inc.	655,984	77,885
	MillerKnoll Inc.	2,185,865	75,544
[1]	American Eagle Outfitters Inc.	4,493,460	75,490
*	Shake Shack Inc. Class A	1,101,448	74,788
*	Dorman Products Inc.	779,289	74,056
	Penske Automotive Group Inc.	779,658	73,070

		Shares	Market Value ($000)
*	Ollie's Bargain Outlet Holdings Inc.	1,698,938	72,986
*	Red Rock Resorts Inc. Class A	1,501,330	72,905
*	Frontdoor Inc.	2,434,120	72,658
*	Allegiant Travel Co.	444,838	72,237
	LCI Industries	695,116	72,160
*	Coursera Inc.	3,100,742	71,441
*	Spirit Airlines Inc.	3,221,375	70,451
*	Gentherm Inc.	956,491	69,862
	Graham Holdings Co. Class B	109,391	66,889
	Dana Inc.	3,787,900	66,553
	Rush Enterprises Inc. Class A	1,306,927	66,536
	Lennar Corp. Class B	968,062	66,167
*	Madison Square Garden Entertainment Corp.	778,789	64,881
	John Wiley & Sons Inc. Class A	1,216,060	64,488
*	KAR Auction Services Inc.	3,565,090	64,350
*,1	Fisker Inc.	4,902,957	63,248
*	Revolve Group Inc. Class A	1,162,579	62,419
	MDC Holdings Inc.	1,647,551	62,343
	Kontoor Brands Inc.	1,497,218	61,910
*	Tri Pointe Homes Inc.	3,058,870	61,422
*	Liberty Media Corp.-Liberty Formula One Class A	971,292	61,318
*	Figs Inc. Class A	2,845,756	61,241
*	Cavco Industries Inc.	252,145	60,729
*,1	Bed Bath & Beyond Inc.	2,673,415	60,232
*	iHeartMedia Inc. Class A	3,162,352	59,863
*	LGI Homes Inc.	608,496	59,438
*	Vista Outdoor Inc.	1,618,439	57,762
*	Knowles Corp.	2,673,844	57,568
*	Cheesecake Factory Inc.	1,427,016	56,781
*	Bloomin' Brands Inc.	2,573,912	56,472
	PriceSmart Inc.	714,532	56,355
*	Dave & Buster's Entertainment Inc.	1,119,325	54,959
[1]	World Wrestling Entertainment Inc. Class A	879,767	54,933
*	Everi Holdings Inc.	2,611,787	54,848
	Wolverine World Wide Inc.	2,414,565	54,473
*	ODP Corp.	1,186,548	54,380
	Gray Television Inc.	2,453,581	54,151
	Jack in the Box Inc.	573,104	53,534
*,1	Overstock.com Inc.	1,206,324	53,084
*	Abercrombie & Fitch Co. Class A	1,625,770	52,008
*	iRobot Corp.	817,177	51,809
	Levi Strauss & Co. Class A	2,620,261	51,776
	Winnebago Industries Inc.	953,279	51,506
*	Cinemark Holdings Inc.	2,979,404	51,484
*	Lions Gate Entertainment Corp. Class B	3,410,099	51,254
*	Sally Beauty Holdings Inc.	3,252,096	50,830
*	Brinker International Inc.	1,306,369	49,851
	Qurate Retail Inc. Class A	10,134,371	48,240
*	Cardlytics Inc.	871,420	47,911
*	ACV Auctions Inc. Class A	3,161,846	46,827
	Century Communities Inc.	867,521	46,473
	PROG Holdings Inc.	1,604,108	46,150
	Inter Parfums Inc.	506,194	44,570
	HNI Corp.	1,201,329	44,509
*,1	Faraday Future Intelligent Electric Inc.	8,836,533	44,094
*,1	Petco Health & Wellness Co. Inc. Class A	2,250,688	44,046
*	Urban Outfitters Inc.	1,722,779	43,259
*	SkyWest Inc.	1,474,280	42,533

		Shares	Market Value ($000)
	Rent-A-Center Inc.	1,668,602	42,032
*	Stride Inc.	1,155,222	41,969
	Strategic Education Inc.	630,218	41,834
*	Adtalem Global Education Inc.	1,402,434	41,666
	Oxford Industries Inc.	457,621	41,415
*	Clean Energy Fuels Corp.	5,172,857	41,072
	Monro Inc.	920,139	40,799
*	Tenneco Inc. Class A	2,206,008	40,414
	Sinclair Broadcast Group Inc. Class A	1,386,364	38,846
[1]	Acushnet Holdings Corp.	947,666	38,153
*	Central Garden & Pet Co. Class A	931,779	37,998
*	Driven Brands Holdings Inc.	1,436,037	37,739
*	Laureate Education Inc. Class A	3,151,158	37,341
*	M/I Homes Inc.	831,424	36,874
*	Dine Brands Global Inc.	467,022	36,404
*	elf Beauty Inc.	1,407,008	36,343
*	Clear Channel Outdoor Holdings Inc.	10,445,735	36,142
[1]	Dillard's Inc. Class A	132,658	35,604
	EW Scripps Co. Class A	1,705,726	35,462
*	G-III Apparel Group Ltd.	1,306,197	35,333
	Sturm Ruger & Co. Inc.	497,397	34,629
*	Malibu Boats Inc. Class A	594,655	34,496
	Franchise Group Inc.	803,214	33,277
*	2U Inc.	2,494,899	33,132
*,1	Dutch Bros Inc. Class A	598,816	33,097
	La-Z-Boy Inc.	1,254,100	33,071
[1]	Camping World Holdings Inc. Class A	1,180,472	32,994
*	Monarch Casino & Resort Inc.	374,665	32,682
*	Sleep Number Corp.	641,174	32,514
*	Mister Car Wash Inc.	2,159,136	31,934
[1]	Big Lots Inc.	914,539	31,643
*	Golden Entertainment Inc.	542,354	31,495
*	XPEL Inc.	593,932	31,247
*	GoPro Inc. Class A	3,657,631	31,200
*	AMC Networks Inc. Class A	764,207	31,050
*,1	ContextLogic Inc. Class A	13,082,600	29,436
*	Hawaiian Holdings Inc.	1,490,630	29,365
*	Bally's Corp.	943,464	29,002
*,1	Krispy Kreme Inc.	1,939,632	28,804
	Buckle Inc.	850,015	28,085
*	American Axle & Manufacturing Holdings Inc.	3,576,377	27,753
	Matthews International Corp. Class A	841,624	27,235
*	Cars.com Inc.	1,865,417	26,918
*,1	Blink Charging Co.	1,009,233	26,704
*	Tupperware Brands Corp.	1,364,324	26,536
*	Lions Gate Entertainment Corp. Class A	1,629,357	26,477
*	Liberty Media Corp.-Liberty Braves Class C	940,129	26,239
	News Corp. Class B	1,138,532	25,640
*	MarineMax Inc.	623,233	25,091
*	Genesco Inc.	393,603	25,037
*,1	Stitch Fix Inc. Class A	2,466,857	24,841
	Sonic Automotive Inc. Class A	579,713	24,644
*	Designer Brands Inc. Class A	1,814,567	24,515
[1]	Guess? Inc.	1,120,158	24,475
*,1	Corsair Gaming Inc.	1,149,898	24,332
*	Denny's Corp.	1,699,029	24,313
*	Sun Country Airlines Holdings Inc.	899,878	23,559
	Steelcase Inc. Class A	1,952,448	23,332

		Shares	Market Value ($000)
*	Lovesac Co.	427,088	23,088
	Interface Inc. Class A	1,684,351	22,857
	Carriage Services Inc. Class A	426,478	22,744
	Standard Motor Products Inc.	525,112	22,653
*	Arko Corp.	2,481,279	22,580
*,1	Duolingo Inc. Class A	232,334	22,097
*	Perdoceo Education Corp.	1,894,742	21,752
*	Arlo Technologies Inc.	2,421,312	21,453
*	Zumiez Inc.	559,622	21,383
*	Ruth's Hospitality Group Inc.	929,579	21,269
*	Central Garden & Pet Co.	475,719	20,913
*,1	Canoo Inc.	3,781,937	20,876
	Scholastic Corp.	513,493	20,684
	Smith & Wesson Brands Inc.	1,365,747	20,664
*	Viad Corp.	577,747	20,591
*	Accel Entertainment Inc. Class A	1,650,571	20,104
	Caleres Inc.	1,036,100	20,028
*	Children's Place Inc.	405,118	19,972
*,1	Rover Group Inc. Class A	3,373,174	19,463
*	BJ's Restaurants Inc.	676,530	19,146
*	PowerSchool Holdings Inc. Class A	1,159,548	19,144
	A-Mark Precious Metals Inc.	239,095	18,492
*	Gannett Co. Inc.	4,063,386	18,326
*	RealReal Inc.	2,499,234	18,144
	Aaron's Co. Inc.	894,931	17,970
	Clarus Corp.	775,402	17,664
	Movado Group Inc.	449,351	17,547
*	Janus International Group Inc.	1,934,881	17,414
*	Green Brick Partners Inc.	875,095	17,292
*	QuinStreet Inc.	1,490,291	17,287
	Ethan Allen Interiors Inc.	647,614	16,883
*	Chico's FAS Inc.	3,464,663	16,630
*	Latham Group Inc.	1,252,545	16,584
	Winmark Corp.	74,938	16,486
*	Quotient Technology Inc.	2,571,128	16,404
*,1	Wheels Up Experience Inc.	5,242,967	16,306
*	Thryv Holdings Inc.	579,382	16,292
	Hibbett Inc.	366,007	16,229
*,1	Life Time Group Holdings Inc.	1,107,900	16,109
*	WW International Inc.	1,536,511	15,719
*	Stoneridge Inc.	753,328	15,639
*	TravelCenters of America Inc.	350,929	15,076
*,1	Portillo's Inc. Class A	595,958	14,637
*	Chuy's Holdings Inc.	537,332	14,508
*	America's Car-Mart Inc.	176,312	14,204
*	European Wax Center Inc. Class A	477,548	14,116
	RCI Hospitality Holdings Inc.	227,830	14,002
*	Poshmark Inc. Class A	1,099,867	13,924
*,1	Holley Inc.	997,189	13,871
*	Fossil Group Inc.	1,406,415	13,558
*,1	Sweetgreen Inc. Class A	409,237	13,091
*	Beazer Homes USA Inc.	848,275	12,911
*	Lindblad Expeditions Holdings Inc.	851,979	12,848
*	MasterCraft Boat Holdings Inc.	519,098	12,775
	Shoe Carnival Inc.	436,102	12,717
*	Liquidity Services Inc.	740,267	12,673
*,1	Lordstown Motors Corp.	3,703,301	12,628
	Global Industrial Co.	390,061	12,572

		Shares	Market Value ($000)
*,1	ThredUp Inc. Class A	1,618,751	12,464
*	Sportsman's Warehouse Holdings Inc.	1,162,482	12,427
*	Boston Omaha Corp. Class A	487,816	12,376
*,1	AMMO Inc.	2,561,453	12,295
*,1	Liberty Media Corp.-Liberty Braves Class A	423,186	12,179
*,1	Marcus Corp.	686,959	12,159
*	Funko Inc. Class A	685,282	11,821
	Haverty Furniture Cos. Inc.	430,730	11,811
*,1	Vinco Ventures Inc.	3,676,637	11,765
*	Stagwell Inc.	1,611,357	11,666
*,1	BARK Inc.	3,097,374	11,460
*	Rush Street Interactive Inc.	1,572,928	11,435
*	Party City Holdco Inc.	3,179,416	11,382
*,1	Eastman Kodak Co.	1,725,476	11,302
*	LL Flooring Holdings Inc.	802,995	11,258
*	Angi Inc. Class A	1,983,671	11,247
*,1	Playstudios Inc.	2,241,786	10,873
*	American Public Education Inc.	511,008	10,854
	Johnson Outdoors Inc. Class A	139,239	10,823
*	Bluegreen Vacations Holding Corp. Class A	365,934	10,821
*	Vizio Holding Corp. Class A	1,199,268	10,661
[1]	Big 5 Sporting Goods Corp.	620,900	10,648
*	1-800-Flowers.com Inc. Class A	834,358	10,646
*,1	Vuzix Corp.	1,594,939	10,527
*,1	Frontier Group Holdings Inc.	910,699	10,318
*,1	F45 Training Holdings Inc.	963,271	10,307
	Entravision Communications Corp. Class A	1,586,226	10,168
*	Turtle Beach Corp.	472,715	10,064
*	Integral Ad Science Holding Corp.	709,009	9,784
	OneWater Marine Inc. Class A	282,871	9,745
*,1	Genius Brands International Inc.	9,417,478	9,606
	Rush Enterprises Inc. Class B	197,752	9,561
*,1	Purple Innovation Inc. Class A	1,626,547	9,515
*,1	RumbleON Inc. Class B	277,143	9,481
*,1	Dream Finders Homes Inc. Class A	550,933	9,410
*	Universal Electronics Inc.	293,728	9,176
*	Golden Nugget Online Gaming Inc.	1,289,240	9,167
*	Full House Resorts Inc.	952,478	9,153
*	Motorcar Parts of America Inc.	508,069	9,059
*	Century Casinos Inc.	751,313	8,978
	Kimball International Inc. Class B	1,059,179	8,950
*	CarParts.com Inc.	1,312,022	8,791
*,1	Snap One Holdings Corp.	594,150	8,764
*	Audacy Inc. Class A	2,994,853	8,655
	Rocky Brands Inc.	205,883	8,563
*	Bowlero Corp.	798,300	8,502
*	Sciplay Corp. Class A	652,071	8,425
*	Destination XL Group Inc.	1,711,607	8,353
*	Selectquote Inc.	2,969,897	8,286
*	Outbrain Inc.	769,654	8,258
*	Red Robin Gourmet Burgers Inc.	476,857	8,040
*	Build-A-Bear Workshop Inc.	437,781	8,003
	Cato Corp. Class A	536,537	7,866
*,1	Cricut Inc. Class A	589,930	7,722
*	Conn's Inc.	499,363	7,695
*	Citi Trends Inc.	250,792	7,681
*	Universal Technical Institute Inc.	854,894	7,566
*	Hovnanian Enterprises Inc. Class A	127,447	7,532

		Shares	Market Value ($000)
*,1	Owlet Inc.	1,690,511	7,523
*	Lincoln Educational Services Corp.	1,048,885	7,500
*	ONE Group Hospitality Inc.	706,651	7,427
*	Express Inc.	2,070,894	7,372
*	Lands' End Inc.	431,880	7,307
*,1	Traeger Inc.	976,940	7,268
*,1	Nerdy Inc.	1,399,438	7,123
*	Noodles & Co. Class A	1,186,247	7,082
*	Container Store Group Inc.	863,409	7,054
*,1	Focus Universal Inc.	526,074	7,049
*	Alta Equipment Group Inc.	568,355	7,025
*	Daily Journal Corp.	22,234	6,937
*,1	Sky Harbour Group Corp.	461,840	6,891
*	Tile Shop Holdings Inc.	1,046,763	6,856
*,1	Arcimoto Inc.	1,025,319	6,777
*	Kura Sushi USA Inc. Class A	120,616	6,652
*	American Outdoor Brands Inc.	501,180	6,580
	Hooker Furnishings Corp.	333,634	6,319
*	Xponential Fitness Inc. Class A	266,864	6,255
*,1	1847 Goedeker Inc.	3,235,400	6,212
*,1	Ondas Holdings Inc.	847,350	6,186
	Tilly's Inc. Class A	658,710	6,166
	Superior Group of Cos. Inc.	331,545	5,918
*	Lazydays Holdings Inc.	292,427	5,901
*	El Pollo Loco Holdings Inc.	506,628	5,887
*	Legacy Housing Corp.	273,001	5,859
*,1	XL Fleet Corp.	2,835,416	5,642
*	Vera Bradley Inc.	727,256	5,578
*	Delta Apparel Inc.	177,059	5,275
*	PlayAGS Inc.	787,936	5,256
	Lifetime Brands Inc.	401,793	5,159
*,1	Weber Inc. Class A	497,623	4,892
*	Udemy Inc.	388,908	4,846
[1]	JOANN Inc.	423,780	4,835
*	Reservoir Media Inc.	489,336	4,810
*	VOXX International Corp. Class A	477,065	4,756
	National CineMedia Inc.	1,852,064	4,704
*	Cumulus Media Inc. Class A	469,461	4,671
*	Liberty TripAdvisor Holdings Inc. Class A	2,227,933	4,567
*	Urban One Inc.	872,038	4,491
*	Lakeland Industries Inc.	231,623	4,445
	Bassett Furniture Industries Inc.	264,538	4,381
*	Potbelly Corp.	649,188	4,350
*	Nautilus Inc.	1,054,003	4,342
*	Strattec Security Corp.	115,520	4,305
*	Townsquare Media Inc. Class A	333,509	4,266
*	Cooper-Standard Holdings Inc.	476,164	4,176
*	Mesa Air Group Inc.	931,159	4,097
*,1	Rent the Runway Inc. Class A	593,537	4,089
	Weyco Group Inc.	163,097	4,032
*	Drive Shack Inc.	2,612,785	4,024
*	Duluth Holdings Inc. Class B	324,610	3,970
*	Barnes & Noble Education Inc.	1,095,868	3,923
*,1	XpresSpa Group Inc.	3,458,653	3,908
*	Lee Enterprises Inc.	144,656	3,894
	Nathan's Famous Inc.	70,957	3,844
*	Fiesta Restaurant Group Inc.	503,077	3,761
*,1	Cinedigm Corp. Class A	4,518,243	3,676

		Shares	Market Value ($000)
*,1	Aterian Inc.	1,506,119	3,660
	Wayside Technology Group Inc.	106,412	3,639
*,1	Kirkland's Inc.	386,578	3,591
*,1	Shift Technologies Inc.	1,602,920	3,526
*	Allbirds Inc. Class A	582,348	3,500
*	Arhaus Inc. Class A	405,773	3,453
	Flexsteel Industries Inc.	176,856	3,413
*,1	First Watch Restaurant Group Inc.	250,998	3,276
	Escalade Inc.	237,945	3,141
*	iMedia Brands Inc.	512,961	3,093
*,1	SRAX Inc. Class A	625,336	3,020
*,1	Solo Brands Inc. Class A	352,117	3,004
	Marine Products Corp.	255,346	2,949
	Saga Communications Inc. Class A	127,309	2,909
*	Superior Industries International Inc.	622,847	2,902
	Acme United Corp.	85,199	2,875
*	Biglari Holdings Inc. Class A	3,990	2,867
*,1	Mullen Automotive Inc.	958,351	2,856
*,1	Revlon Inc. Class A	347,600	2,805
*	Biglari Holdings Inc. Class B	18,772	2,715
	Hamilton Beach Brands Holding Co. Class A	228,579	2,658
*	BBQ Holdings Inc.	168,157	2,546
*,1	Esports Technologies Inc.	369,532	2,491
*,1	Brilliant Earth Group Inc. Class A	231,495	2,382
*	Emerald Holding Inc.	690,955	2,349
*	J. Jill Inc.	149,771	2,272
*	Landsea Homes Corp.	262,495	2,244
*	CarLotz Inc.	1,615,785	2,214
*	StoneMor Inc.	770,131	2,010
*	JAKKS Pacific Inc.	142,014	1,992
	Carrols Restaurant Group Inc.	874,439	1,976
*	Luby's Inc.	858,027	1,956
*,1	Tuesday Morning Corp.	1,753,307	1,929
*	Gaia Inc. Class A	367,401	1,808
*,1	Red Cat Holdings Inc.	849,136	1,715
*,1	Chicken Soup For The Soul Entertainment Inc.	211,224	1,688
*,1	Regis Corp.	776,100	1,645
*	Reading International Inc. Class A	374,414	1,602
*,1	Envela Corp.	343,551	1,601
	Educational Development Corp.	202,269	1,568
*,1	NextPlay Technologies Inc.	2,778,238	1,528
*,1	Hall of Fame Resort & Entertainment Co.	1,335,024	1,482
*	Live Ventures Inc.	34,139	1,451
*	Kewaunee Scientific Corp.	99,795	1,427
*	Salem Media Group Inc. Class A	419,347	1,422
*	Fluent Inc.	647,247	1,346
*	Travelzoo	204,643	1,342
	Crown Crafts Inc.	205,161	1,336
*,1	BurgerFi International Inc.	315,878	1,317
	CompX International Inc.	55,682	1,310
*	HyreCar Inc.	526,051	1,252
*	Marchex Inc. Class B	546,577	1,252
	DallasNews Corp.	176,590	1,229
*	Good Times Restaurants Inc.	350,945	1,228
	FAT Brands Inc. Class A	153,984	1,147
*	Dolphin Entertainment Inc.	220,039	1,146
*	Koss Corp.	124,275	1,138
*	Dixie Group Inc.	344,452	1,068

		Shares	Market Value ($000)
*	Canterbury Park Holding Corp.	46,209	1,017
*,1	LMP Automotive Holdings Inc.	195,770	979
*	Ark Restaurants Corp.	52,680	973
*	Charles & Colvard Ltd.	610,246	958
*,1	CuriosityStream Inc.	327,929	951
*,1	Redbox Entertainment Inc.	402,900	951
*,1	Aspen Group Inc.	584,353	947
*,1	AYRO Inc.	711,308	910
	NL Industries Inc.	109,805	790
*,1	Harte Hanks Inc.	102,600	777
*	FlexShopper Inc.	425,184	727
*	Vince Holding Corp.	85,410	694
*,1	Troika Media Group Inc.	595,828	626
*,1	InterGroup Corp.	12,233	617
*	Allied Esports Entertainment Inc.	342,015	590
*,1	Digital Brands Group Inc.	296,678	564
*	Beasley Broadcast Group Inc. Class A	314,502	554
*	Auddia Inc.	264,100	539
*,1	LiveOne Inc.	657,223	536
*	Volcon Inc.	269,584	515
*,1	Digital Media Solutions Inc.	138,956	506
*	Urban One Inc. Class A	68,955	431
	Jerash Holdings US Inc.	63,756	409
*	EzFill Holdings Inc.	386,132	405
*	Flanigan's Enterprises Inc.	11,176	388
*	Xcel Brands Inc.	247,453	369
*	Zovio Inc. Class A	438,211	359
*	PARTS iD Inc.	148,893	319
*	Mediaco Holding Inc. Class A	67,571	282
*	Muscle Maker Inc.	487,573	257
*	Lulu's Fashion Lounge Holdings Inc.	36,667	249
*,1	Forward Industries Inc.	144,468	248
*,1	aka Brands Holding Corp.	45,691	202
*	Kaspien Holdings Inc.	23,810	173
*,1	Amesite Inc.	292,757	167
*	FAT Brands Inc. Class B	16,647	161
*	Unique Fabricating Inc.	83,389	158
*,1	Twin Vee PowerCats Co.	34,692	145
*,1	Grom Social Enterprises Inc.	134,277	142
*	Applied UV Inc.	86,071	129
*	Virco Manufacturing Corp.	42,751	128
*	Motorsport Games Inc. Class A	75,502	100
*	Moving Image Technologies Inc.	78,388	98
*	IDW Media Holdings Inc. Class B	40,047	73
*,2	Zagg Inc. CVR	780,631	70
*,2	SRAX Inc.	590,641	47
*	Rave Restaurant Group Inc.	21,026	23
*	Summer Infant Inc.	522	6
*	Emerson Radio Corp.	6,500	5
			199,810,826
Consumer Staples (4.9%)
	Procter & Gamble Co.	69,204,425	10,574,436
	Coca-Cola Co.	112,654,333	6,984,569
	PepsiCo Inc.	39,943,699	6,685,776
	Philip Morris International Inc.	44,727,246	4,201,677
	CVS Health Corp.	37,881,447	3,833,981
	Altria Group Inc.	53,022,379	2,770,419
	Mondelez International Inc. Class A	40,070,970	2,515,655

		Shares	Market Value ($000)
	Colgate-Palmolive Co.	24,268,754	1,840,300
	Archer-Daniels-Midland Co.	16,226,805	1,464,631
	McKesson Corp.	4,310,962	1,319,715
	Corteva Inc.	20,974,694	1,205,625
	Kimberly-Clark Corp.	9,740,812	1,199,678
	Sysco Corp.	14,642,230	1,195,538
	General Mills Inc.	17,395,686	1,178,036
	Kroger Co.	19,106,211	1,096,123
	Constellation Brands Inc. Class A	4,511,463	1,039,080
	Keurig Dr Pepper Inc.	24,576,729	931,458
	Hershey Co.	4,206,868	911,334
	Walgreens Boots Alliance Inc.	19,934,862	892,484
*	Monster Beverage Corp.	10,695,522	854,572
	Kraft Heinz Co.	19,474,277	767,092
	Tyson Foods Inc. Class A	8,441,520	756,613
	McCormick & Co. Inc. (Non-Voting)	7,203,926	718,952
	AmerisourceBergen Corp.	4,528,166	700,553
	Church & Dwight Co. Inc.	7,001,312	695,790
	Brown-Forman Corp. Class B	9,089,461	609,176
	Clorox Co.	3,569,413	496,255
	Kellogg Co.	7,371,373	475,380
	Conagra Brands Inc.	13,847,299	464,854
	Bunge Ltd.	4,053,807	449,202
	Hormel Foods Corp.	7,828,144	403,463
	J M Smucker Co.	2,967,264	401,797
*	Darling Ingredients Inc.	4,669,108	375,303
	Molson Coors Beverage Co. Class B	5,231,543	279,260
	Campbell Soup Co.	5,684,912	253,377
	Lamb Weston Holdings Inc.	4,203,948	251,859
*	Performance Food Group Co.	4,453,521	226,729
*	US Foods Holding Corp.	5,792,187	217,960
	Casey's General Stores Inc.	1,068,549	211,754
	Ingredion Inc.	1,822,106	158,797
	Flowers Foods Inc.	5,173,060	132,999
*	Freshpet Inc.	1,200,120	123,180
	Sanderson Farms Inc.	618,607	115,983
*	Post Holdings Inc.	1,589,053	110,058
	Spectrum Brands Holdings Inc.	1,178,987	104,600
*	Boston Beer Co. Inc. Class A	269,038	104,513
*	Sprouts Farmers Market Inc.	3,232,511	103,376
*	Simply Good Foods Co.	2,389,068	90,665
*	Hostess Brands Inc. Class A	3,977,181	87,259
*	Hain Celestial Group Inc.	2,527,682	86,952
	Lancaster Colony Corp.	555,132	82,798
*	Herbalife Nutrition Ltd.	2,660,439	80,771
*	Grocery Outlet Holding Corp.	2,462,872	80,733
*,1	Beyond Meat Inc.	1,624,872	78,498
*	BellRing Brands Inc.	3,162,966	73,001
	WD-40 Co.	394,677	72,317
*	United Natural Foods Inc.	1,717,522	71,020
	Nu Skin Enterprises Inc. Class A	1,450,918	69,470
	Albertsons Cos. Inc. Class A	2,087,992	69,426
	Coca-Cola Consolidated Inc.	133,837	66,497
*	Cal-Maine Foods Inc.	1,159,780	64,043
	Primo Water Corp.	4,470,084	63,699
	Energizer Holdings Inc.	2,026,090	62,323
*	Celsius Holdings Inc.	1,058,188	58,391
	Edgewell Personal Care Co.	1,578,889	57,898

		Shares	Market Value ($000)
	Medifast Inc.	325,299	55,555
	J & J Snack Foods Corp.	332,056	51,502
*	TreeHouse Foods Inc.	1,585,666	51,154
[1]	B&G Foods Inc.	1,876,571	50,630
*	Beauty Health Co.	2,834,515	47,847
	Vector Group Ltd.	3,781,798	45,533
	Reynolds Consumer Products Inc.	1,502,874	44,094
	Andersons Inc.	855,743	43,010
	Universal Corp.	687,611	39,930
	Ingles Markets Inc. Class A	406,165	36,169
	MGP Ingredients Inc.	409,570	35,055
*	Pilgrim's Pride Corp.	1,391,177	34,919
	Weis Markets Inc.	472,908	33,775
*	Chefs' Warehouse Inc.	1,005,639	32,784
	SpartanNash Co.	973,914	32,129
*	Olaplex Holdings Inc.	1,904,983	29,775
[1]	Utz Brands Inc.	1,965,644	29,052
	National Beverage Corp.	663,984	28,883
	Seaboard Corp.	6,616	27,824
*	USANA Health Sciences Inc.	332,532	26,420
	Fresh Del Monte Produce Inc.	1,013,637	26,263
	John B Sanfilippo & Son Inc.	261,026	21,780
	Brown-Forman Corp. Class A	337,553	21,178
	ACCO Brands Corp.	2,592,751	20,742
	Calavo Growers Inc.	516,932	18,842
*,1	Duckhorn Portfolio Inc.	994,290	18,086
*	Hydrofarm Holdings Group Inc.	1,113,245	16,866
	Turning Point Brands Inc.	456,482	15,525
*,1	GrowGeneration Corp.	1,657,947	15,270
[1]	PetMed Express Inc.	568,993	14,680
	Tootsie Roll Industries Inc.	403,644	14,111
*,1	Tattooed Chef Inc.	1,078,745	13,571
*,1	Rite Aid Corp.	1,550,572	13,567
*	Mission Produce Inc.	1,001,161	12,665
*,1	22nd Century Group Inc.	4,727,865	10,969
*	Sovos Brands Inc.	716,600	10,161
*,1	AppHarvest Inc.	1,815,100	9,756
	Nature's Sunshine Products Inc.	578,627	9,733
*	Landec Corp.	795,721	9,214
*	Veru Inc.	1,876,315	9,063
*	Seneca Foods Corp. Class A	162,229	8,361
*,1	Boxed Inc.	816,200	8,284
*,1	PLBY Group Inc.	616,995	8,076
	Oil-Dri Corp. of America	279,546	8,009
	Alico Inc.	202,651	7,612
*,1	Beachbody Co. Inc.	3,343,338	7,589
*	Whole Earth Brands Inc.	1,037,374	7,428
*,1	Local Bounti Corp.	856,440	7,271
*,1	HF Foods Group Inc.	1,044,964	6,959
	Limoneira Co.	456,481	6,701
*	Honest Co. Inc.	1,222,900	6,371
	Natural Grocers by Vitamin Cottage Inc.	315,515	6,184
*	Vital Farms Inc.	469,787	5,807
	Village Super Market Inc. Class A	219,880	5,387
*	AquaBounty Technologies Inc.	2,817,668	5,269
*,1	Benson Hill Inc.	1,184,292	3,825
*,1	Splash Beverage Group Inc.	1,159,172	3,292
*,1	Vita Coco Co. Inc.	344,753	3,089

		Shares	Market Value ($000)
*,1	Urban-Gro Inc.	224,273	2,409
[1]	ProPhase Labs Inc.	320,269	2,242
*,1	Alkaline Water Co. Inc.	2,303,682	2,119
*	Lifevantage Corp.	442,859	2,108
*,1	Blue Apron Holdings Inc. Class A	519,727	2,105
*,1	NewAge Inc.	3,463,651	2,012
*	LifeMD Inc.	533,737	1,884
*	Natural Alternatives International Inc.	162,521	1,872
*,1	Zevia PBC Class A	319,686	1,461
*	Real Good Food Co. Inc. Class A	175,743	1,388
*	Farmer Bros Co.	177,631	1,265
*	Willamette Valley Vineyards Inc.	139,231	1,257
*	S&W Seed Co.	566,099	1,206
	Mannatech Inc.	30,953	1,132
	Ocean Bio-Chem Inc.	124,500	1,005
*	Rocky Mountain Chocolate Factory Inc.	133,036	990
*,1	Greenlane Holdings Inc. Class A	1,732,911	970
	AMCON Distributing Co.	6,105	948
*,1	Kaival Brands Innovations Group Inc.	602,288	855
*	Coffee Holding Co. Inc.	230,234	785
*	Reed's Inc.	2,402,268	722
*,1	Nuzee Inc.	319,610	700
*,1	Arcadia Biosciences Inc.	483,138	676
*	Better Choice Co. Inc.	259,663	662
*	Laird Superfood Inc.	174,620	630
*	Lifeway Foods Inc.	78,472	567
*,1	MamaMancini's Holdings Inc.	332,476	555
*,1	MedAvail Holdings Inc.	443,177	430
*	Bridgford Foods Corp.	39,983	426
*,1	Yield10 Bioscience Inc.	75,975	403
*	Eastside Distilling Inc.	341,987	328
*	Zivo Bioscience Inc.	77,781	302
*	RiceBran Technologies	560,464	252
*,1	Guardion Health Sciences Inc.	787,758	182
*	Calyxt Inc.	73,912	77
			64,950,244
Energy (4.0%)
	Exxon Mobil Corp.	122,219,674	10,094,123
	Chevron Corp.	56,223,977	9,154,950
	ConocoPhillips	37,500,915	3,750,091
	EOG Resources Inc.	16,891,115	2,013,928
	Schlumberger NV	40,501,226	1,673,106
	Pioneer Natural Resources Co.	6,659,092	1,664,973
	Occidental Petroleum Corp.	25,612,787	1,453,270
	Marathon Petroleum Corp.	16,317,801	1,395,172
	Valero Energy Corp.	11,819,021	1,200,103
	Williams Cos. Inc.	35,054,849	1,171,182
	Devon Energy Corp.	19,161,533	1,133,021
	Kinder Morgan Inc.	58,944,825	1,114,647
	Phillips 66	12,667,500	1,094,345
	Baker Hughes Co.	26,147,110	952,016
*	Cheniere Energy Inc.	6,604,288	915,685
	ONEOK Inc.	12,861,592	908,414
	Halliburton Co.	23,335,783	883,726
	Hess Corp.	8,050,365	861,711
	Diamondback Energy Inc.	5,123,699	702,357
*	Enphase Energy Inc.	3,477,037	701,596
	Coterra Energy Inc.	22,286,987	601,080

		Shares	Market Value ($000)
	Marathon Oil Corp.	21,090,702	529,587
	Targa Resources Corp.	6,594,010	497,650
*,1	Plug Power Inc.	16,660,389	476,654
	APA Corp.	9,998,975	413,258
	Ovintiv Inc.	7,516,443	406,414
*	EQT Corp.	9,813,198	337,672
	Chesapeake Energy Corp.	3,373,309	293,478
	Texas Pacific Land Corp.	178,151	240,880
*	Antero Resources Corp.	7,774,418	237,353
*	First Solar Inc.	2,771,294	232,068
*	Southwestern Energy Co.	32,231,365	231,099
*	NOV Inc.	11,391,539	223,388
*	Range Resources Corp.	7,182,196	218,195
	PDC Energy Inc.	2,794,319	203,091
	Matador Resources Co.	3,229,604	171,104
	Murphy Oil Corp.	4,230,126	170,855
	HF Sinclair Corp.	4,251,494	169,422
*	DT Midstream Inc.	2,799,926	151,924
*	ChampionX Corp.	5,908,481	144,640
	SM Energy Co.	3,539,021	137,845
*,1	ChargePoint Holdings Inc.	6,735,517	133,902
	Helmerich & Payne Inc.	2,706,623	115,789
*	Denbury Inc.	1,379,357	108,376
	Magnolia Oil & Gas Corp. Class A	4,481,550	105,989
*	California Resources Corp.	2,323,693	103,939
*	CNX Resources Corp.	4,945,225	102,465
	Equitrans Midstream Corp.	11,841,502	99,942
	Antero Midstream Corp.	8,965,665	97,457
	Cactus Inc. Class A	1,702,607	96,606
	Patterson-UTI Energy Inc.	5,960,950	92,275
*	Whiting Petroleum Corp.	1,126,568	91,827
[1]	New Fortress Energy Inc. Class A	2,104,575	89,676
*	Renewable Energy Group Inc.	1,460,298	88,567
	Civitas Resources Inc.	1,472,973	87,951
*	Callon Petroleum Co.	1,423,333	84,090
	Arcosa Inc.	1,400,296	80,167
	Oasis Petroleum Inc.	525,634	76,900
*	Peabody Energy Corp.	3,091,926	75,845
*	Transocean Ltd.	16,203,599	74,050
*	Ameresco Inc. Class A	885,695	70,413
*	PBF Energy Inc. Class A	2,788,641	67,959
	Enviva Inc.	858,472	67,948
*	Tellurian Inc.	12,799,739	67,839
	Continental Resources Inc.	1,047,287	64,230
*	Weatherford International plc	1,851,688	61,661
*,1	Arch Resources Inc.	438,745	60,275
*	Alpha Metallurgical Resources Inc.	448,473	59,180
*,1	FuelCell Energy Inc.	9,996,928	57,582
*	NexTier Oilfield Solutions Inc.	5,991,586	55,362
	Warrior Met Coal Inc.	1,470,807	54,582
*,1	SunPower Corp.	2,480,572	53,283
*	Liberty Oilfield Services Inc. Class A	3,486,398	51,668
	Northern Oil & Gas Inc.	1,798,030	50,686
	World Fuel Services Corp.	1,766,921	47,778
*	Stem Inc.	4,279,540	47,118
*	Array Technologies Inc.	4,130,584	46,552
*	Green Plains Inc.	1,479,333	45,874
*	Delek US Holdings Inc.	2,160,404	45,844

		Shares	Market Value ($000)
*	Oceaneering International Inc.	2,955,472	44,805
*	Centennial Resource Development Inc. Class A	5,421,331	43,750
	Core Laboratories NV	1,378,696	43,608
	Archrock Inc.	4,096,422	37,810
*	Dril-Quip Inc.	977,012	36,491
*	ProPetro Holding Corp.	2,616,764	36,451
*	NOW Inc.	3,285,839	36,243
*	Laredo Petroleum Inc.	444,639	35,189
	Brigham Minerals Inc. Class A	1,345,720	34,383
*,1	Noble Corp.	941,415	32,997
*	Nabors Industries Ltd.	215,772	32,953
*	Gulfport Energy Corp.	352,583	31,669
*	Comstock Resources Inc.	2,416,688	31,538
*	CONSOL Energy Inc.	735,685	27,684
*	MRC Global Inc.	2,203,554	26,244
*,1	EVgo Inc.	2,025,625	26,050
*	Shoals Technologies Group Inc. Class A	1,527,962	26,036
*,1	Gevo Inc.	5,433,922	25,431
*	Talos Energy Inc.	1,589,805	25,103
*	Tidewater Inc.	1,150,833	25,019
*	Bristow Group Inc. Class A	644,164	23,886
*	RPC Inc.	2,195,807	23,429
	CVR Energy Inc.	892,260	22,788
	SunCoke Energy Inc.	2,368,439	21,103
*	Ranger Oil Corp.	588,640	20,326
*	Helix Energy Solutions Group Inc.	4,239,244	20,264
	Berry Corp.	1,936,014	19,980
*	Montauk Renewables Inc.	1,764,930	19,767
*	Par Pacific Holdings Inc.	1,350,158	17,579
*	DMC Global Inc.	547,995	16,714
*	Select Energy Services Inc. Class A	1,903,133	16,310
*,1	Crescent Energy Inc. Class A	892,996	15,485
*	REX American Resources Corp.	150,951	15,035
*	SandRidge Energy Inc.	920,016	14,739
[1]	Kinetik Holdings Inc. Class A	217,636	14,148
*	TETRA Technologies Inc.	3,406,248	14,000
*	TPI Composites Inc.	956,994	13,455
*	Oil States International Inc.	1,896,199	13,179
*	SilverBow Resources Inc.	353,019	11,297
	Solaris Oilfield Infrastructure Inc. Class A	978,027	11,042
*	W&T Offshore Inc.	2,772,648	10,591
*	Centrus Energy Corp. Class A	308,067	10,382
*	VAALCO Energy Inc.	1,573,656	10,276
*,1	Aemetis Inc.	807,305	10,229
*,1	NextDecade Corp.	1,474,718	9,763
*,1	Volta Inc.	2,975,521	9,075
*	Newpark Resources Inc.	2,465,453	9,024
*,1	Solid Power Inc.	998,000	8,653
*,1	Ring Energy Inc.	2,166,776	8,277
*,1	Fluence Energy Inc. Class A	587,655	7,704
	Falcon Minerals Corp.	1,030,357	6,945
*	Earthstone Energy Inc. Class A	499,156	6,304
*,1	Camber Energy Inc.	7,016,739	5,940
*	Trecora Resources	692,750	5,861
*	Amplify Energy Corp.	1,044,290	5,744
*	ESS Tech Inc.	998,500	5,562
*	American Superconductor Corp.	706,925	5,380
	Evolution Petroleum Corp.	784,579	5,327

		Shares	Market Value ($000)
*	Matrix Service Co.	615,999	5,063
	NACCO Industries Inc. Class A	111,685	4,380
*,1	FTC Solar Inc.	885,300	4,365
*	Ramaco Resources Inc.	249,780	3,946
*	Battalion Oil Corp.	207,283	3,851
*	Natural Gas Services Group Inc.	320,025	3,811
*,1	American Resources Corp.	1,448,956	3,724
*,1	Beam Global	171,163	3,500
*	Exterran Corp.	559,335	3,473
*	Epsilon Energy Ltd.	433,717	2,797
*	SEACOR Marine Holdings Inc.	345,222	2,786
	Adams Resources & Energy Inc.	67,642	2,604
*,1	Flotek Industries Inc.	1,758,250	2,215
*	Geospace Technologies Corp.	385,060	2,214
*,1	Smart Sand Inc.	618,977	2,135
*,1	Forum Energy Technologies Inc.	89,925	2,059
*	Ranger Energy Services Inc. Class A	186,174	1,908
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	70,676	1,626
*,1	Advent Technologies Holdings Inc.	661,452	1,535
*,1	Nine Energy Service Inc.	409,723	1,532
*,1	Ocean Power Technologies Inc.	1,053,322	1,485
*	Gulf Island Fabrication Inc.	364,861	1,430
*,1	Sunworks Inc.	563,314	1,420
*,1	Ecoark Holdings Inc.	606,969	1,402
*	Ideal Power Inc.	149,114	1,312
*	Capstone Green Energy Corp.	315,496	1,300
*	PrimeEnergy Resources Corp.	18,526	1,264
	PHX Minerals Inc.	382,185	1,169
*,1	iSun Inc.	262,173	1,075
*	PEDEVCO Corp.	768,132	1,037
*	Houston American Energy Corp.	226,500	1,006
*	Hallador Energy Co.	264,105	924
*,1	KLX Energy Services Holdings Inc.	151,570	784
*	NCS Multistage Holdings Inc.	15,582	780
*	Profire Energy Inc.	598,754	778
*	Mexco Energy Corp.	44,605	723
*,1	ION Geophysical Corp.	715,227	624
*	US Energy Corp. Wyoming	140,626	612
*	MIND Technology Inc.	424,703	535
*	Independence Contract Drilling Inc.	129,345	534
*	Mammoth Energy Services Inc.	231,389	493
*	Pineapple Holdings Inc.	69,639	435
*,1	New Concept Energy Inc.	121,740	346
*,1	Superior Drilling Products Inc.	247,328	262
*	Dawson Geophysical Co.	102,433	240
*,1	Stabilis Solutions Inc.	43,809	219
*	Enservco Corp.	54,970	148
*,1	US Well Services Inc.	72,470	80
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	8
*,2	Pineapple Holdings Inc.	69,639	8
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	5
*,1,2	Harvest Natural Resources Inc.	51,829	—
			53,034,699
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	48,851,578	17,240,210
	JPMorgan Chase & Co.	85,247,937	11,620,999
	Bank of America Corp.	198,028,036	8,162,716
	Wells Fargo & Co.	110,092,867	5,335,100

		Shares	Market Value ($000)
	S&P Global Inc.	9,719,730	3,986,839
	Charles Schwab Corp.	44,521,535	3,753,611
	Morgan Stanley	41,130,358	3,594,793
	Goldman Sachs Group Inc.	9,868,288	3,257,522
	Citigroup Inc.	57,284,404	3,058,987
	BlackRock Inc.	3,947,212	3,016,341
	Blackstone Inc.	20,327,575	2,580,382
	Marsh & McLennan Cos. Inc.	14,515,049	2,473,655
	CME Group Inc.	10,377,102	2,468,297
	Chubb Ltd.	10,567,517	2,260,392
	PNC Financial Services Group Inc.	12,116,880	2,234,959
	Truist Financial Corp.	38,296,713	2,171,424
	Intercontinental Exchange Inc.	16,226,955	2,143,905
	US Bancorp	38,535,639	2,048,169
	Progressive Corp.	16,866,920	1,922,660
	Aon plc Class A	5,863,656	1,909,382
	Moody's Corp.	4,544,063	1,533,212
	American International Group Inc.	23,499,844	1,475,085
	Prudential Financial Inc.	10,847,868	1,281,893
	Travelers Cos. Inc.	6,975,196	1,274,578
	MetLife Inc.	17,856,719	1,254,970
	MSCI Inc.	2,229,398	1,121,120
	Allstate Corp.	8,039,062	1,113,490
	Aflac Inc.	16,877,785	1,086,761
	Arthur J Gallagher & Co.	6,013,188	1,049,903
	Bank of New York Mellon Corp.	20,887,431	1,036,643
	T. Rowe Price Group Inc.	6,585,456	995,655
	Ameriprise Financial Inc.	3,226,520	969,118
*	SVB Financial Group	1,694,862	948,191
	KKR & Co. Inc.	16,040,348	937,879
	Discover Financial Services	8,292,607	913,762
	Fifth Third Bancorp	19,711,542	848,385
	First Republic Bank	5,167,086	837,585
	Willis Towers Watson plc	3,399,746	803,088
	Apollo Global Management Inc.	12,125,435	751,656
*	Coinbase Global Inc. Class A	3,954,215	750,747
	Hartford Financial Services Group Inc.	9,561,124	686,584
	Northern Trust Corp.	5,691,728	662,802
	State Street Corp.	7,469,778	650,767
	M&T Bank Corp.	3,721,427	630,782
	Huntington Bancshares Inc.	41,535,128	607,244
	Regions Financial Corp.	27,019,100	601,445
	KeyCorp	26,822,650	600,291
	Cincinnati Financial Corp.	4,394,858	597,525
	Nasdaq Inc.	3,324,941	592,504
	Raymond James Financial Inc.	5,388,473	592,247
*	Berkshire Hathaway Inc. Class A	1,051	555,896
	Principal Financial Group Inc.	7,520,595	552,087
	Citizens Financial Group Inc.	12,178,124	552,034
*	Markel Corp.	373,455	550,936
	Broadridge Financial Solutions Inc.	3,377,846	525,964
*	Arch Capital Group Ltd.	10,589,273	512,733
	FactSet Research Systems Inc.	1,091,487	473,869
	Brown & Brown Inc.	6,523,669	471,466
	Signature Bank	1,504,913	441,677
	Ally Financial Inc.	9,733,986	423,234
	LPL Financial Holdings Inc.	2,200,897	402,060
	Loews Corp.	6,098,110	395,279

		Shares	Market Value ($000)
	W R Berkley Corp.	5,740,093	382,233
	Fidelity National Financial Inc.	7,775,786	379,769
	First Horizon Corp.	15,413,282	362,058
	Ares Management Corp. Class A	4,353,468	353,632
	MarketAxess Holdings Inc.	1,039,416	353,609
	Cboe Global Markets Inc.	3,076,080	351,965
	Equitable Holdings Inc.	11,314,006	349,716
	Comerica Inc.	3,781,745	341,983
	Everest Re Group Ltd.	1,131,858	341,119
	East West Bancorp Inc.	4,092,185	323,364
	American Financial Group Inc.	2,195,179	319,662
*	Alleghany Corp.	370,861	314,119
	Invesco Ltd.	13,347,050	307,783
	Carlyle Group Inc.	6,168,516	301,702
	Annaly Capital Management Inc.	42,223,978	297,257
	Lincoln National Corp.	4,498,799	294,041
	Webster Financial Corp.	5,177,654	290,570
	Assurant Inc.	1,585,957	288,375
	Zions Bancorp NA	4,368,107	286,373
	Tradeweb Markets Inc. Class A	3,090,848	271,593
	Globe Life Inc.	2,578,933	259,441
	People's United Financial Inc.	12,362,820	247,133
	Western Alliance Bancorp	2,919,959	241,831
	Franklin Resources Inc.	8,655,809	241,670
	First Citizens BancShares Inc. Class A	345,265	229,808
	Cullen/Frost Bankers Inc.	1,653,258	228,827
	Commerce Bancshares Inc.	3,140,997	224,864
*,1	Robinhood Markets Inc. Class A	16,120,369	217,786
	SEI Investments Co.	3,589,598	216,130
	Reinsurance Group of America Inc.	1,952,302	213,699
*,1	Upstart Holdings Inc.	1,941,776	211,828
	Old Republic International Corp.	7,952,575	205,733
	Voya Financial Inc.	3,099,434	205,647
	Morningstar Inc.	745,991	203,782
	RenaissanceRe Holdings Ltd.	1,277,744	202,535
	Starwood Property Trust Inc.	8,335,963	201,480
	Stifel Financial Corp.	2,917,975	198,130
	AGNC Investment Corp.	14,954,271	195,901
	Synovus Financial Corp.	3,989,744	195,497
	First American Financial Corp.	2,997,421	194,293
	Pinnacle Financial Partners Inc.	2,085,427	192,026
	SouthState Corp.	2,201,748	179,641
	Interactive Brokers Group Inc. Class A	2,699,703	177,937
	Popular Inc.	2,162,726	176,781
	Prosperity Bancshares Inc.	2,528,258	175,411
	First Financial Bankshares Inc.	3,908,565	172,446
	Janus Henderson Group plc	4,913,321	172,064
	Unum Group	5,356,131	168,772
	Cadence Bank	5,557,028	162,599
	Glacier Bancorp Inc.	3,194,510	160,620
	Jefferies Financial Group Inc.	4,877,126	160,214
	Valley National Bancorp	12,127,278	157,897
	Primerica Inc.	1,138,152	155,722
	OneMain Holdings Inc.	3,280,569	155,532
	Selective Insurance Group Inc.	1,739,486	155,440
*,1	SoFi Technologies Inc.	16,368,603	154,683
	Affiliated Managers Group Inc.	1,091,055	153,784
	Wintrust Financial Corp.	1,647,564	153,108

		Shares	Market Value ($000)
	Bank OZK	3,555,039	151,800
	PacWest Bancorp	3,451,931	148,882
	SLM Corp.	8,077,155	148,297
	Blue Owl Capital Inc. Class A	11,656,085	147,799
	New Residential Investment Corp.	13,456,517	147,753
	Blackstone Mortgage Trust Inc. Class A	4,621,951	146,932
	Kinsale Capital Group Inc.	622,957	142,047
	Hanover Insurance Group Inc.	927,890	138,738
	Old National Bancorp	8,467,285	138,694
	United Bankshares Inc.	3,948,685	137,730
	RLI Corp.	1,242,977	137,511
	ServisFirst Bancshares Inc.	1,410,249	134,383
	Axis Capital Holdings Ltd.	2,209,318	133,597
	New York Community Bancorp Inc.	12,289,123	131,739
*	Silvergate Capital Corp. Class A	867,530	130,624
	Houlihan Lokey Inc. Class A	1,473,267	129,353
	Erie Indemnity Co. Class A	733,337	129,163
	FNB Corp.	10,246,516	127,569
	Hancock Whitney Corp.	2,390,510	124,665
	Essent Group Ltd.	3,015,443	124,266
	MGIC Investment Corp.	9,072,912	122,938
	Assured Guaranty Ltd.	1,914,499	121,877
	Umpqua Holdings Corp.	6,278,644	118,415
*	Brighthouse Financial Inc.	2,267,058	117,116
	UMB Financial Corp.	1,187,555	115,383
	Radian Group Inc.	5,066,015	112,516
*,1	Credit Acceptance Corp.	203,195	111,832
	Virtu Financial Inc. Class A	2,992,761	111,391
	Walker & Dunlop Inc.	858,961	111,167
	Community Bank System Inc.	1,561,609	109,547
	BankUnited Inc.	2,445,054	107,485
	United Community Banks Inc.	3,073,365	106,953
*	Jackson Financial Inc. Class A	2,417,371	106,920
	Lazard Ltd. Class A	3,093,534	106,727
	Independent Bank Corp. (Massachusetts)	1,299,677	106,171
	Evercore Inc. Class A	953,608	106,156
	Eastern Bankshares Inc.	4,886,563	105,257
	First Hawaiian Inc.	3,722,403	103,818
	Kemper Corp.	1,748,110	98,838
	Bank of Hawaii Corp.	1,167,921	98,012
	Pacific Premier Bancorp Inc.	2,747,919	97,139
	Investors Bancorp Inc.	6,479,452	96,738
	Home BancShares Inc.	4,263,790	96,362
	White Mountains Insurance Group Ltd.	82,975	94,280
	Associated Banc-Corp	4,140,518	94,238
*	Trupanion Inc.	1,056,411	94,147
	Cathay General Bancorp	2,099,771	93,965
	FirstCash Holdings Inc.	1,333,485	93,797
*	Ryan Specialty Group Holdings Inc. Class A	2,362,781	91,652
	CVB Financial Corp.	3,934,684	91,324
	Federated Hermes Inc. Class B	2,668,985	90,906
	First Interstate BancSystem Inc. Class A	2,420,044	88,985
	WSFS Financial Corp.	1,887,089	87,976
	CNO Financial Group Inc.	3,464,986	86,936
*	Mr Cooper Group Inc.	1,896,440	86,610
	Moelis & Co. Class A	1,828,792	85,862
	American Equity Investment Life Holding Co.	2,149,215	85,775
	Ameris Bancorp	1,923,217	84,391

		Shares	Market Value ($000)
*	Texas Capital Bancshares Inc.	1,458,824	83,605
	Chimera Investment Corp.	6,844,599	82,409
*	Enstar Group Ltd.	310,116	80,987
	Simmons First National Corp. Class A	3,068,591	80,458
	Fulton Financial Corp.	4,708,942	78,263
*,1	Marathon Digital Holdings Inc.	2,783,923	77,811
	Atlantic Union Bankshares Corp.	2,097,834	76,970
	First Bancorp (XNYS)	5,856,471	76,837
	Independent Bank Group Inc.	1,061,558	75,540
	BOK Financial Corp.	787,992	74,032
	Columbia Banking System Inc.	2,288,909	73,863
	Navient Corp.	4,237,057	72,199
*	Axos Financial Inc.	1,543,817	71,618
	Artisan Partners Asset Management Inc. Class A	1,811,619	71,287
	Arbor Realty Trust Inc.	4,136,844	70,575
	International Bancshares Corp.	1,652,677	69,759
	Hamilton Lane Inc. Class A	901,402	69,669
*,1	Riot Blockchain Inc.	3,168,209	67,071
*	Triumph Bancorp Inc.	695,981	65,436
*	Focus Financial Partners Inc. Class A	1,416,238	64,779
	Piper Sandler Cos.	489,237	64,212
	First Merchants Corp.	1,501,953	62,481
	Washington Federal Inc.	1,884,523	61,850
	Flagstar Bancorp Inc.	1,452,946	61,605
*	Open Lending Corp. Class A	3,197,188	60,459
	Cohen & Steers Inc.	703,076	60,387
	WesBanco Inc.	1,750,986	60,164
	First Financial Bancorp	2,594,178	59,796
	Towne Bank	1,982,471	59,355
	Apollo Commercial Real Estate Finance Inc.	4,084,138	56,892
	Veritex Holdings Inc.	1,478,113	56,420
	Sandy Spring Bancorp Inc.	1,254,132	56,336
	Seacoast Banking Corp. of Florida	1,605,367	56,220
	Park National Corp.	423,868	55,688
*	Genworth Financial Inc. Class A	14,610,178	55,226
	Banner Corp.	941,598	55,112
	Two Harbors Investment Corp.	9,936,337	54,948
*	PRA Group Inc.	1,203,314	54,245
	Hope Bancorp Inc.	3,305,074	53,146
	Heartland Financial USA Inc.	1,102,333	52,725
	Renasant Corp.	1,558,218	52,122
*	Cannae Holdings Inc.	2,175,089	52,028
*	NMI Holdings Inc. Class A	2,472,218	50,977
	Lakeland Financial Corp.	694,409	50,692
	Horace Mann Educators Corp.	1,210,539	50,637
	Eagle Bancorp Inc.	884,298	50,414
	Hilltop Holdings Inc.	1,700,534	49,996
	Trustmark Corp.	1,629,105	49,508
	Virtus Investment Partners Inc.	205,568	49,334
	StepStone Group Inc. Class A	1,459,026	48,235
	Live Oak Bancshares Inc.	943,517	48,016
	Provident Financial Services Inc.	2,026,432	47,419
*	MFA Financial Inc.	11,749,928	47,352
	PennyMac Mortgage Investment Trust	2,800,985	47,309
	Northwest Bancshares Inc.	3,437,433	46,440
	Stewart Information Services Corp.	763,906	46,300
	FB Financial Corp.	1,038,751	46,141
	Enterprise Financial Services Corp.	969,005	45,844

		Shares	Market Value ($000)
	iStar Inc.	1,923,237	45,023
*	LendingClub Corp.	2,848,906	44,956
	Mercury General Corp.	799,653	43,981
*	Customers Bancorp Inc.	837,552	43,670
	Westamerica Bancorp	718,604	43,476
	NBT Bancorp Inc.	1,196,222	43,219
*	Palomar Holdings Inc.	675,133	43,202
	First Bancorp (XNGS)	1,034,253	43,201
[1]	Rocket Cos. Inc. Class A	3,878,623	43,130
*	Encore Capital Group Inc.	673,873	42,272
	ProAssurance Corp.	1,569,900	42,199
	PennyMac Financial Services Inc.	792,664	42,170
	Capitol Federal Financial Inc.	3,802,039	41,366
	BGC Partners Inc. Class A	9,324,274	41,027
	Goosehead Insurance Inc. Class A	519,956	40,853
	New York Mortgage Trust Inc.	11,066,638	40,393
	First Commonwealth Financial Corp.	2,619,454	39,711
	PJT Partners Inc. Class A	622,617	39,300
	Ladder Capital Corp.	3,310,763	39,299
*	Bancorp Inc.	1,382,276	39,160
*	LendingTree Inc.	327,159	39,151
	BancFirst Corp.	469,010	39,026
	First Busey Corp.	1,529,937	38,769
	Argo Group International Holdings Ltd.	936,326	38,652
	OFG Bancorp	1,447,182	38,553
[1]	Compass Diversified Holdings	1,620,705	38,524
	Safety Insurance Group Inc.	416,079	37,801
	Stock Yards Bancorp Inc.	694,275	36,727
*	StoneX Group Inc.	493,490	36,632
	Berkshire Hills Bancorp Inc.	1,262,170	36,565
	Southside Bancshares Inc.	893,543	36,483
*	Enova International Inc.	948,147	36,001
	Redwood Trust Inc.	3,313,998	34,896
	First Foundation Inc.	1,415,878	34,392
	Brookline Bancorp Inc.	2,141,840	33,884
	National Bank Holdings Corp. Class A	837,927	33,752
	B. Riley Financial Inc.	472,236	33,038
	City Holding Co.	419,171	32,989
	S&T Bancorp Inc.	1,093,865	32,357
	ConnectOne Bancorp Inc.	1,004,868	32,166
	OceanFirst Financial Corp.	1,594,500	32,049
	Employers Holdings Inc.	780,865	32,031
*,1	Oscar Health Inc. Class A	3,192,424	31,828
	Dime Community Bancshares Inc.	915,764	31,658
	Premier Financial Corp.	1,041,700	31,595
	TriCo Bancshares	777,985	31,143
[1]	Invesco Mortgage Capital Inc.	13,656,715	31,137
	Broadmark Realty Capital Inc.	3,574,729	30,921
*	Nicolet Bankshares Inc.	330,224	30,899
	Meta Financial Group Inc.	561,627	30,845
*,1	TPG Inc. Class A	1,014,618	30,581
	Nelnet Inc. Class A	358,576	30,475
	Ready Capital Corp.	2,003,390	30,171
	Lakeland Bancorp Inc.	1,779,861	29,724
	Banc of California Inc.	1,527,195	29,566
	German American Bancorp Inc.	775,716	29,469
*	Metropolitan Bank Holding Corp.	287,792	29,289
*,1	Lightwave Logic Inc.	2,993,271	28,765

		Shares	Market Value ($000)
	Preferred Bank	386,924	28,667
	Tompkins Financial Corp.	362,662	28,386
	AMERISAFE Inc.	570,658	28,345
	Origin Bancorp Inc.	649,602	27,472
	James River Group Holdings Ltd.	1,080,506	26,732
*,1	Lemonade Inc.	1,013,446	26,725
*	TriState Capital Holdings Inc.	803,103	26,687
*	Amerant Bancorp Inc. Class A	843,985	26,661
	TFS Financial Corp.	1,605,671	26,654
	Ellington Financial Inc.	1,481,380	26,294
	HomeStreet Inc.	553,013	26,202
*	Blucora Inc.	1,315,554	25,719
	Heritage Financial Corp.	1,016,779	25,480
*	MoneyGram International Inc.	2,410,566	25,456
	Allegiance Bancshares Inc.	567,521	25,357
	Federal Agricultural Mortgage Corp. Class C	233,392	25,318
[1]	ARMOUR Residential REIT Inc.	2,984,263	25,068
	QCR Holdings Inc.	440,737	24,941
	Washington Trust Bancorp Inc.	473,953	24,883
	Kearny Financial Corp.	1,929,580	24,853
	BrightSpire Capital Inc. Class A	2,595,628	24,010
*	World Acceptance Corp.	125,130	24,005
	KKR Real Estate Finance Trust Inc.	1,163,694	23,984
	Brightsphere Investment Group Inc.	984,365	23,871
	Peoples Bancorp Inc.	734,522	22,998
*	Columbia Financial Inc.	1,046,664	22,514
	United Fire Group Inc.	714,294	22,193
	Univest Financial Corp.	828,100	22,160
	Hanmi Financial Corp.	896,507	22,063
	Central Pacific Financial Corp.	790,259	22,048
	First Mid Bancshares Inc.	562,960	21,668
*	MBIA Inc.	1,402,900	21,591
[1]	Orchid Island Capital Inc.	6,631,243	21,552
	TPG RE Finance Trust Inc.	1,816,543	21,453
	WisdomTree Investments Inc.	3,504,056	20,569
	Cowen Inc. Class A	736,215	19,951
	Horizon Bancorp Inc.	1,050,994	19,622
	Great Southern Bancorp Inc.	332,276	19,608
	Victory Capital Holdings Inc. Class A	677,074	19,547
	First Bancshares Inc.	576,125	19,392
	HarborOne Bancorp Inc.	1,368,579	19,187
*	SiriusPoint Ltd.	2,525,100	18,888
	Camden National Corp.	397,052	18,677
*,1	Clearwater Analytics Holdings Inc. Class A	883,787	18,560
	Flushing Financial Corp.	829,044	18,529
*	Hippo Holdings Inc.	9,247,900	18,403
*	CrossFirst Bankshares Inc.	1,158,387	18,256
	Northfield Bancorp Inc.	1,259,116	18,081
	Old Second Bancorp Inc.	1,246,040	18,080
	Heritage Commerce Corp.	1,597,415	17,971
	Community Trust Bancorp Inc.	436,138	17,969
*	Franklin BSP Realty Trust Inc.	1,273,399	17,802
	TrustCo Bank Corp.	541,705	17,297
	Byline Bancorp Inc.	644,447	17,194
	Granite Point Mortgage Trust Inc.	1,529,640	17,010
	HCI Group Inc.	249,401	17,004
*	BRP Group Inc. Class A	619,884	16,631
	Peapack-Gladstone Financial Corp.	477,690	16,600

		Shares	Market Value ($000)
	Diamond Hill Investment Group Inc.	87,521	16,393
	Midland States Bancorp Inc.	564,694	16,297
	CBTX Inc.	525,056	16,277
[1]	Dynex Capital Inc.	985,744	15,969
	Cambridge Bancorp	187,772	15,961
	Bank of Marin Bancorp	434,472	15,237
*	Ambac Financial Group Inc.	1,460,645	15,191
	Mercantile Bank Corp.	424,074	15,021
	Hingham Institution For Savings	43,253	14,844
	Farmers National Banc Corp.	844,687	14,410
*	Equity Bancshares Inc. Class A	432,117	13,962
	Bank First Corp.	189,999	13,678
	Financial Institutions Inc.	450,618	13,577
	Independent Bank Corp. (Michigan)	598,641	13,170
*	Carter Bankshares Inc.	742,589	12,899
[1]	UWM Holdings Corp. Class A	2,822,200	12,785
	Business First Bancshares Inc.	520,021	12,652
	First Community Bankshares Inc.	446,496	12,596
*	Blue Foundry Bancorp	921,106	12,481
	HomeTrust Bancshares Inc.	417,531	12,330
*	Coastal Financial Corp.	268,162	12,268
	First Financial Corp.	280,792	12,153
	First of Long Island Corp.	621,282	12,090
	Farmers & Merchants Bancorp Inc.	333,453	12,054
	CNB Financial Corp.	455,730	11,995
*	AssetMark Financial Holdings Inc.	533,665	11,874
	Bar Harbor Bankshares	412,183	11,797
	Metrocity Bankshares Inc.	499,338	11,724
	MVB Financial Corp.	279,798	11,612
	Waterstone Financial Inc.	600,218	11,608
	Arrow Financial Corp.	353,325	11,455
	Republic Bancorp Inc. Class A	253,793	11,405
	First Internet Bancorp	263,312	11,325
*	Professional Holding Corp. Class A	495,875	11,187
	American National Bankshares Inc.	296,822	11,184
*	Southern First Bancshares Inc.	217,790	11,072
	National Western Life Group Inc. Class A	52,273	10,998
	Mid Penn Bancorp Inc.	407,174	10,916
	Southern Missouri Bancorp Inc.	217,810	10,880
	West Bancorp Inc.	398,357	10,839
	Universal Insurance Holdings Inc.	798,817	10,776
	Shore Bancshares Inc.	509,859	10,442
*	eHealth Inc.	840,465	10,430
	1st Source Corp.	225,469	10,428
	GCM Grosvenor Inc. Class A	1,068,829	10,378
	Regional Management Corp.	211,580	10,276
	SmartFinancial Inc.	401,450	10,269
	RBB Bancorp	435,114	10,221
	Citizens & Northern Corp.	409,413	9,981
	Capital City Bank Group Inc.	377,575	9,953
	Sierra Bancorp	393,731	9,835
	Enterprise Bancorp Inc.	243,685	9,777
	Spirit of Texas Bancshares Inc.	371,555	9,764
	AFC Gamma Inc.	508,534	9,723
	Alerus Financial Corp.	348,804	9,641
	Capstar Financial Holdings Inc.	457,015	9,634
	Civista Bancshares Inc.	398,946	9,615
*	Doma Holdings Inc.	4,413,774	9,578

		Shares	Market Value ($000)
*	Bridgewater Bancshares Inc.	573,719	9,570
	Primis Financial Corp.	682,667	9,544
	MidWestOne Financial Group Inc.	286,575	9,486
*	Oportun Financial Corp.	656,144	9,422
	Oppenheimer Holdings Inc. Class A	213,217	9,292
*	BayCom Corp.	423,327	9,216
	Peoples Financial Services Corp.	179,285	9,050
*	FVCBankcorp Inc.	430,007	8,923
	First Bancorp Inc.	295,916	8,901
*	EZCORP Inc. Class A	1,440,775	8,702
	Sachem Capital Corp.	1,696,384	8,685
	Guaranty Bancshares Inc.	245,483	8,592
	Home Bancorp Inc.	205,685	8,390
	PCSB Financial Corp.	437,370	8,358
	Merchants Bancorp	304,704	8,343
	Macatawa Bank Corp.	924,057	8,326
	Five Star Bancorp	293,908	8,318
	ACNB Corp.	236,741	8,274
	Tiptree Inc. Class A	622,344	7,997
*	SWK Holdings Corp.	471,165	7,953
	BCB Bancorp Inc.	430,285	7,853
	Summit Financial Group Inc.	304,535	7,793
	Colony Bankcorp Inc.	416,812	7,782
	South Plains Financial Inc.	292,506	7,775
	Northrim Bancorp Inc.	176,916	7,708
	Investors Title Co.	37,598	7,640
	Curo Group Holdings Corp.	575,636	7,512
*,1	Sunlight Financial Holdings Inc.	1,489,523	7,507
	Red River Bancshares Inc.	141,840	7,505
	First Business Financial Services Inc.	228,040	7,482
	Great Ajax Corp.	625,287	7,335
	PCB Bancorp	317,360	7,283
	Amalgamated Financial Corp.	399,627	7,181
	First Bank	503,770	7,164
	Level One Bancorp Inc.	176,809	7,060
	Orrstown Financial Services Inc.	307,627	7,054
	Blue Ridge Bankshares Inc.	462,864	7,022
	Provident Bancorp Inc.	432,492	7,015
	Central Valley Community Bancorp	299,382	6,991
	FS Bancorp Inc.	225,045	6,976
	Northeast Bank	204,444	6,974
*	P10 Inc. Class A	568,705	6,893
	Parke Bancorp Inc.	290,867	6,867
	Bankwell Financial Group Inc.	195,386	6,610
	Ames National Corp.	265,164	6,592
*	Ponce Financial Group Inc.	628,749	6,526
*	Citizens Inc. Class A	1,535,888	6,512
	National Bankshares Inc.	173,594	6,456
	Codorus Valley Bancorp Inc.	285,570	6,283
*	Esquire Financial Holdings Inc.	185,505	6,235
	Community Financial Corp.	155,233	6,209
	Unity Bancorp Inc.	216,027	6,044
	OP Bancorp	434,558	6,019
	HBT Financial Inc.	330,067	6,001
	LCNB Corp.	335,339	5,889
	Donegal Group Inc. Class A	429,838	5,764
	AG Mortgage Investment Trust Inc.	615,108	5,721
	Norwood Financial Corp.	198,555	5,677

		Shares	Market Value ($000)
	Richmond Mutual Bancorp Inc.	332,616	5,674
	Plumas Bancorp	148,640	5,663
	Timberland Bancorp Inc.	207,724	5,611
	Capital Bancorp Inc.	244,721	5,594
*	First Western Financial Inc.	178,819	5,590
	Evans Bancorp Inc.	146,463	5,566
*,1	Root Inc. Class A	2,810,497	5,537
*	Medallion Financial Corp.	650,658	5,531
*	MainStreet Bancshares Inc.	225,673	5,486
*,1	Bakkt Holdings Inc.	885,200	5,453
	Crawford & Co. Class B	746,601	5,443
	Territorial Bancorp Inc.	226,146	5,428
	Meridian Corp.	167,194	5,365
*,1	MarketWise Inc.	1,135,385	5,359
	Sculptor Capital Management Inc. Class A	377,591	5,260
	Bank of Princeton	178,440	5,148
[1]	Fidelity D&D Bancorp Inc.	110,302	5,121
	Silvercrest Asset Management Group Inc. Class A	249,318	5,099
	Investar Holding Corp.	262,066	5,003
*	Republic First Bancorp Inc.	966,693	4,988
	C&F Financial Corp.	99,227	4,972
	William Penn Bancorp	386,059	4,922
*	Greenlight Capital Re Ltd. Class A	694,791	4,912
	Greenhill & Co. Inc.	316,365	4,894
	Western New England Bancorp Inc.	541,360	4,840
	First Northwest Bancorp	218,490	4,826
	ChoiceOne Financial Services Inc.	192,470	4,823
	Finward Bancorp	101,400	4,686
	FNCB Bancorp Inc.	491,589	4,655
	Chemung Financial Corp.	98,140	4,582
	Penns Woods Bancorp Inc.	186,659	4,560
	ESSA Bancorp Inc.	253,876	4,557
*	Southern States Bancshares Inc.	197,192	4,549
*	Consumer Portfolio Services Inc.	445,159	4,523
*	California Bancorp	195,314	4,494
*	NI Holdings Inc.	261,483	4,435
*	Maiden Holdings Ltd.	1,833,912	4,420
	Virginia National Bankshares Corp.	124,315	4,289
	First United Corp.	188,149	4,239
	Riverview Bancorp Inc.	558,880	4,220
	Citizens Community Bancorp Inc.	277,401	4,192
*	Ocwen Financial Corp.	175,511	4,170
	Eagle Bancorp Montana Inc.	184,128	4,112
	Manning & Napier Inc. Class A	447,715	4,079
	First Savings Financial Group Inc.	165,222	4,055
*	Pioneer Bancorp Inc.	382,436	4,023
	Nexpoint Real Estate Finance Inc.	177,897	4,020
	Franklin Financial Services Corp.	119,576	4,015
	loanDepot Inc. Class A	959,700	3,983
	First Guaranty Bancshares Inc.	166,040	3,975
	Greene County Bancorp Inc.	88,584	3,960
	Pzena Investment Management Inc. Class A	493,761	3,960
	First Community Corp.	186,158	3,947
	Peoples Bancorp of North Carolina Inc.	137,293	3,940
	First Financial Northwest Inc.	229,605	3,929
*,1	Hagerty Inc. Class A	363,800	3,925
	Luther Burbank Corp.	295,282	3,924
	SB Financial Group Inc.	192,368	3,830

		Shares	Market Value ($000)
	Hawthorn Bancshares Inc.	151,122	3,820
	Federal Agricultural Mortgage Corp. Class A	35,555	3,816
*,1	Romeo Power Inc.	2,536,087	3,779
[1]	Orange County Bancorp Inc.	90,700	3,629
[1]	Seven Hills Realty Trust	324,696	3,614
[1]	Angel Oak Mortgage Inc.	216,030	3,545
	First National Corp.	167,836	3,525
	Heritage Insurance Holdings Inc.	488,172	3,486
	Westwood Holdings Group Inc.	222,721	3,412
	Salisbury Bancorp Inc.	60,493	3,388
*	Arlington Asset Investment Corp. Class A	964,778	3,348
*	HMN Financial Inc.	133,193	3,298
*	ACRES Commercial Realty Corp.	245,355	3,290
*,1	BM Technologies Inc.	382,221	3,268
*	Finwise Bancorp	186,587	3,200
	BankFinancial Corp.	308,169	3,193
[1]	CB Financial Services Inc.	134,967	3,178
[1]	Cherry Hill Mortgage Investment Corp.	408,234	3,152
	Summit State Bank	181,477	3,091
*,1	Third Coast Bancshares Inc.	133,300	3,079
[1]	Ellington Residential Mortgage REIT	304,308	3,070
*	Limestone Bancorp Inc.	146,744	3,061
	Ohio Valley Banc Corp.	99,517	3,005
	Guaranty Federal Bancshares Inc.	95,200	2,992
*,1	Chicago Atlantic Real Estate Finance Inc.	168,600	2,989
	Provident Financial Holdings Inc.	178,916	2,959
	Partners Bancorp	317,605	2,925
	United Security Bancshares	341,644	2,836
*	Security National Financial Corp. Class A	279,866	2,799
*	Sterling Bancorp Inc.	391,755	2,781
	Oak Valley Bancorp	150,687	2,780
	Middlefield Banc Corp.	111,453	2,766
	First Capital Inc.	70,654	2,731
	GAMCO Investors Inc. Class A	121,104	2,678
	Prudential Bancorp Inc.	160,708	2,645
[1]	Union Bankshares Inc.	85,053	2,615
	Bank7 Corp.	109,773	2,593
*	Broadway Financial Corp.	1,615,068	2,568
*	Elevate Credit Inc.	834,643	2,554
*	Velocity Financial Inc.	225,504	2,467
	Landmark Bancorp Inc.	89,796	2,364
	Northeast Community Bancorp Inc.	188,155	2,305
*	Randolph Bancorp Inc.	84,355	2,228
*,1	NSTS Bancorp Inc.	183,611	2,218
[1]	Bayfirst Financial Corp.	93,982	2,166
*	Kingsway Financial Services Inc.	391,450	2,153
*	GoHealth Inc. Class A	1,812,700	2,139
*	TC Bancshares Inc.	151,263	2,133
*,1	Catalyst Bancorp Inc.	151,200	2,067
	Guild Holdings Co. Class A	200,200	2,054
	Associated Capital Group Inc. Class A	48,920	2,050
[1]	IF Bancorp Inc.	85,645	2,039
	Sound Financial Bancorp Inc.	53,437	2,038
	US Global Investors Inc. Class A	389,124	2,023
	Lument Finance Trust Inc.	736,731	2,019
	Auburn National Bancorp Inc.	59,995	1,980
*	MetroMile Inc.	1,469,000	1,939
*	Safeguard Scientifics Inc.	370,901	1,936

		Shares	Market Value ($000)
[1]	Citizens Holding Co.	98,094	1,893
[1]	Cullman Bancorp Inc.	141,227	1,666
	CF Bankshares Inc.	74,586	1,656
	Manhattan Bridge Capital Inc.	253,648	1,611
*	Trean Insurance Group Inc.	336,921	1,580
*	Rhinebeck Bancorp Inc.	154,020	1,563
*	Nicholas Financial Inc.	148,305	1,520
	Elmira Savings Bank	66,088	1,515
*	Bogota Financial Corp.	136,584	1,464
	AmeriServ Financial Inc.	350,215	1,415
[1]	Hennessy Advisors Inc.	138,296	1,400
*	Heritage Global Inc.	983,242	1,327
	United Bancshares Inc.	40,519	1,303
*	USCB Financial Holdings Inc.	90,208	1,293
*,1	SurgePays Inc.	290,433	1,185
*	Great Elm Group Inc.	643,568	1,165
*	Hallmark Financial Services Inc.	312,490	1,134
	Kingstone Cos. Inc.	202,353	1,077
*	Finance of America Cos. Inc. Class A	353,910	1,076
*	Ashford Inc.	60,865	1,043
*	Midwest Holding Inc.	54,219	908
	United Insurance Holdings Corp.	263,872	873
*,1	Patriot National Bancorp Inc.	48,578	822
*,1	OppFi Inc.	239,548	822
*	FFBW Inc.	66,391	802
	Generations Bancorp NY Inc.	67,225	795
	Western Asset Mortgage Capital Corp.	437,257	748
*	Oxbridge Re Holdings Ltd.	132,133	723
*,1	Reliance Global Group Inc.	164,142	707
*	Affinity Bancshares Inc.	43,623	686
*	LM Funding America Inc.	226,285	647
*	Biorestorative Therapies Inc.	121,046	633
	Lake Shore Bancorp Inc.	36,879	549
	FedNat Holding Co.	359,542	485
	Mid-Southern Bancorp Inc.	32,799	479
	Oconee Federal Financial Corp.	13,031	317
*	HV Bancorp Inc.	12,552	272
	Old Point Financial Corp.	10,939	268
	1895 Bancorp of Wisconsin Inc.	24,643	267
*,1	NeuroOne Medical Technologies Corp.	231,480	255
	Pathfinder Bancorp Inc.	10,672	227
*	OptimumBank Holdings Inc.	48,881	199
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	Carver Bancorp Inc.	27,774	194
*	Impac Mortgage Holdings Inc.	244,016	183
	Kentucky First Federal Bancorp	24,898	179
*,1	PB Bankshares Inc.	11,466	158
	Atlantic American Corp.	36,081	112
*	Village Bank & Trust Financial Corp.	1,924	102
*	FG Financial Group Inc.	34,257	89
*	First Seacoast Bancorp	8,010	84
*	Altisource Asset Management Corp.	5,463	77
*	Texas Community Bancshares Inc.	1,678	30
*	Siebert Financial Corp.	8,413	18
*	Cincinnati Bancorp Inc.	1,000	15
*	Vericity Inc.	1,036	6
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			147,251,482

		Shares	Market Value ($000)
Health Care (12.8%)
	UnitedHealth Group Inc.	27,161,056	13,851,324
	Johnson & Johnson	75,914,693	13,454,361
	Pfizer Inc.	162,314,932	8,403,044
	AbbVie Inc.	51,070,310	8,279,008
	Eli Lilly & Co.	24,744,588	7,086,108
	Thermo Fisher Scientific Inc.	11,293,566	6,670,545
	Abbott Laboratories	50,907,318	6,025,390
	Merck & Co. Inc.	72,914,700	5,982,651
	Danaher Corp.	18,584,678	5,451,444
	Bristol-Myers Squibb Co.	62,936,221	4,596,232
	Medtronic plc	38,753,350	4,299,684
	Amgen Inc.	16,083,663	3,889,351
	Anthem Inc.	6,961,943	3,419,846
*	Intuitive Surgical Inc.	10,320,874	3,113,601
	Stryker Corp.	9,803,236	2,620,895
	Zoetis Inc.	12,258,380	2,311,808
	Cigna Corp.	9,262,776	2,219,454
	Becton Dickinson & Co.	8,219,300	2,186,334
	Gilead Sciences Inc.	36,230,303	2,153,892
*	Edwards Lifesciences Corp.	17,976,364	2,116,178
*	Regeneron Pharmaceuticals Inc.	2,926,587	2,043,987
*	Vertex Pharmaceuticals Inc.	7,351,999	1,918,651
*	Boston Scientific Corp.	41,162,385	1,823,082
	HCA Healthcare Inc.	6,568,350	1,646,160
*	Moderna Inc.	9,361,538	1,612,619
	Humana Inc.	3,654,788	1,590,454
*	Illumina Inc.	4,531,050	1,583,149
*	Dexcom Inc.	2,801,495	1,433,245
*	Centene Corp.	16,819,802	1,416,059
*	IDEXX Laboratories Inc.	2,430,025	1,329,369
*	IQVIA Holdings Inc.	5,506,769	1,273,220
	Agilent Technologies Inc.	8,705,670	1,152,021
	Baxter International Inc.	14,494,539	1,123,907
	ResMed Inc.	4,219,631	1,023,303
*	Align Technology Inc.	2,161,736	942,517
*	Biogen Inc.	4,240,323	893,012
	West Pharmaceutical Services Inc.	2,144,568	880,796
*	Veeva Systems Inc. Class A	4,013,821	852,776
	Cerner Corp.	8,464,286	791,919
	Zimmer Biomet Holdings Inc.	6,040,905	772,632
*	Laboratory Corp. of America Holdings	2,756,924	726,891
	STERIS plc	2,892,873	699,410
*	Horizon Therapeutics plc	6,545,598	688,662
	PerkinElmer Inc.	3,637,846	634,659
	Cooper Cos. Inc.	1,424,478	594,848
*	Seagen Inc.	3,974,247	572,490
*	Alnylam Pharmaceuticals Inc.	3,468,319	566,342
*	Molina Healthcare Inc.	1,689,257	563,519
*	Hologic Inc.	7,235,460	555,828
*	Catalent Inc.	4,915,013	545,075
*	Insulet Corp.	1,994,121	531,214
*	Avantor Inc.	14,960,663	505,970
	Bio-Techne Corp.	1,135,438	491,690
	Teleflex Inc.	1,352,239	479,815
	Quest Diagnostics Inc.	3,432,639	469,791
	Cardinal Health Inc.	7,992,103	453,152
*	Incyte Corp.	5,435,131	431,658

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	1,456,541	413,614
*	ABIOMED Inc.	1,245,221	412,467
*	BioMarin Pharmaceutical Inc.	5,316,083	409,870
	Royalty Pharma plc Class A	10,010,905	390,025
	Viatris Inc.	35,051,405	381,359
*	Exact Sciences Corp.	5,011,032	350,371
*	Henry Schein Inc.	3,976,030	346,670
*	Bio-Rad Laboratories Inc. Class A	608,627	342,797
*	Elanco Animal Health Inc.	12,950,691	337,884
	DENTSPLY SIRONA Inc.	6,310,633	310,609
*	Teladoc Health Inc.	4,181,027	301,577
	Universal Health Services Inc. Class B	2,010,586	291,434
*	Repligen Corp.	1,516,144	285,172
*	Tenet Healthcare Corp.	3,093,426	265,911
*	Jazz Pharmaceuticals plc	1,694,030	263,710
*	Neurocrine Biosciences Inc.	2,746,485	257,483
	Organon & Co.	7,324,345	255,839
*	Syneos Health Inc.	2,997,045	242,611
*	United Therapeutics Corp.	1,303,566	233,873
*	Penumbra Inc.	1,036,498	230,237
*	Envista Holdings Corp.	4,664,061	227,186
	Chemed Corp.	446,332	226,089
*	Tandem Diabetes Care Inc.	1,840,296	214,008
*	Novocure Ltd.	2,564,618	212,479
*	Masimo Corp.	1,436,582	209,080
*	Exelixis Inc.	9,204,289	208,661
	Encompass Health Corp.	2,876,978	204,582
*	Shockwave Medical Inc.	976,915	202,573
	Bruker Corp.	3,061,580	196,860
*	Inspire Medical Systems Inc.	758,578	194,719
*	DaVita Inc.	1,669,015	188,782
*	Sarepta Therapeutics Inc.	2,385,125	186,326
*	Guardant Health Inc.	2,808,551	186,038
*	10X Genomics Inc. Class A	2,409,130	183,263
*	Acadia Healthcare Co. Inc.	2,607,158	170,847
*	Globus Medical Inc. Class A	2,283,892	168,506
*	Omnicell Inc.	1,267,967	164,189
*	HealthEquity Inc.	2,396,763	161,638
*,1	Novavax Inc.	2,188,773	161,203
*	Amedisys Inc.	932,203	160,609
*	Halozyme Therapeutics Inc.	3,969,261	158,294
	Perrigo Co. plc	3,857,150	148,230
*	Intra-Cellular Therapies Inc.	2,388,180	146,133
*	LHC Group Inc.	864,035	145,676
*	ICU Medical Inc.	649,128	144,522
*	Intellia Therapeutics Inc.	1,945,939	141,411
*	Ultragenyx Pharmaceutical Inc.	1,907,194	138,500
	Ensign Group Inc.	1,490,073	134,121
*	Arrowhead Pharmaceuticals Inc.	2,905,118	133,606
*	Medpace Holdings Inc.	812,658	132,943
*	Integra LifeSciences Holdings Corp.	2,045,588	131,449
*	Apellis Pharmaceuticals Inc.	2,579,989	131,089
*	agilon health Inc.	5,166,107	130,961
*	iRhythm Technologies Inc.	813,345	128,077
*	Ionis Pharmaceuticals Inc.	3,434,113	127,200
*	Doximity Inc. Class A	2,434,679	126,822
	CONMED Corp.	846,779	125,789
*	Alkermes plc	4,692,729	123,466

		Shares	Market Value ($000)
*	Option Care Health Inc.	4,185,784	119,546
	Premier Inc. Class A	3,296,182	117,311
*	Mirati Therapeutics Inc.	1,424,603	117,131
*	Quidel Corp.	1,029,791	115,810
*	Maravai LifeSciences Holdings Inc. Class A	3,250,705	114,652
*	STAAR Surgical Co.	1,392,251	111,255
*	Blueprint Medicines Corp.	1,697,622	108,444
*	R1 RCM Inc.	4,011,510	107,348
*	Inari Medical Inc.	1,155,535	104,738
*	Merit Medical Systems Inc.	1,544,709	102,754
*	Lantheus Holdings Inc.	1,857,128	102,718
*	Progyny Inc.	1,990,514	102,312
*	Natera Inc.	2,488,632	101,238
*	Neogen Corp.	3,116,708	96,119
*	Haemonetics Corp.	1,499,144	94,776
*	Pacira BioSciences Inc.	1,218,782	93,017
*	Fate Therapeutics Inc.	2,368,329	91,820
	Owens & Minor Inc.	2,061,863	90,763
*	ACADIA Pharmaceuticals Inc.	3,546,143	85,888
*	BioCryst Pharmaceuticals Inc.	5,261,346	85,549
*	Cytokinetics Inc.	2,320,645	85,423
*	Beam Therapeutics Inc.	1,490,233	85,390
*	Oak Street Health Inc.	3,144,325	84,519
*	NuVasive Inc.	1,482,198	84,041
*	Arvinas Inc.	1,243,338	83,677
*	AtriCure Inc.	1,259,975	82,743
*	Karuna Therapeutics Inc.	651,663	82,624
	Patterson Cos. Inc.	2,540,642	82,241
*	Insmed Inc.	3,375,252	79,318
*	Denali Therapeutics Inc.	2,441,318	78,537
*	Amicus Therapeutics Inc.	8,177,911	77,445
*	Prestige Consumer Healthcare Inc.	1,461,458	77,370
*	Evolent Health Inc. Class A	2,380,580	76,893
*	Integer Holdings Corp.	951,966	76,700
*	PTC Therapeutics Inc.	2,047,128	76,378
*	Glaukos Corp.	1,306,384	75,535
	Select Medical Holdings Corp.	3,119,240	74,831
*	Twist Bioscience Corp.	1,453,969	71,797
*	Nevro Corp.	972,357	70,331
*	Certara Inc.	3,203,203	68,805
*	Global Blood Therapeutics Inc.	1,891,294	65,514
*	Iovance Biotherapeutics Inc.	3,931,023	65,452
*	Surgery Partners Inc.	1,184,783	65,222
*	Axonics Inc.	1,031,207	64,554
*	Ortho Clinical Diagnostics Holdings plc	3,404,924	63,536
*	Outset Medical Inc.	1,395,003	63,333
*	Sotera Health Co.	2,846,609	61,658
*,1	Warby Parker Inc. Class A	1,805,219	61,034
*	Corcept Therapeutics Inc.	2,654,741	59,785
*	Vir Biotechnology Inc.	2,284,322	58,753
*	Veracyte Inc.	2,074,031	57,181
*	Relay Therapeutics Inc.	1,906,052	57,048
*	MEDNAX Inc.	2,388,888	56,091
*	IVERIC bio Inc.	3,328,221	56,014
*	Pacific Biosciences of California Inc.	6,089,926	55,418
*	Emergent BioSolutions Inc.	1,345,809	55,259
*	Myriad Genetics Inc.	2,190,359	55,197
*	SpringWorks Therapeutics Inc.	941,298	53,127

		Shares	Market Value ($000)
*	Vericel Corp.	1,374,158	52,520
*	CareDx Inc.	1,405,770	51,999
*	Adaptive Biotechnologies Corp.	3,734,642	51,837
*	Cerevel Therapeutics Holdings Inc.	1,475,085	51,643
*	Ligand Pharmaceuticals Inc.	458,378	51,563
*	Apollo Medical Holdings Inc.	1,054,678	51,120
*	Ironwood Pharmaceuticals Inc. Class A	3,999,680	50,316
*	REVOLUTION Medicines Inc.	1,959,962	49,999
*	Invitae Corp.	6,259,745	49,890
*	1Life Healthcare Inc.	4,430,066	49,085
*	Sage Therapeutics Inc.	1,442,737	47,755
*,1	Multiplan Corp.	10,168,276	47,588
*	CorVel Corp.	281,159	47,358
*	Avanos Medical Inc.	1,400,015	46,901
*	Travere Therapeutics Inc.	1,818,262	46,857
*	NanoString Technologies Inc.	1,348,307	46,854
*	Supernus Pharmaceuticals Inc.	1,443,533	46,655
*	Zentalis Pharmaceuticals Inc.	1,003,389	46,296
*	Xencor Inc.	1,728,759	46,123
*	Celldex Therapeutics Inc.	1,352,852	46,078
*	Arcus Biosciences Inc.	1,445,463	45,619
*	Agios Pharmaceuticals Inc.	1,560,627	45,430
*	ModivCare Inc.	372,748	43,011
*	Community Health Systems Inc.	3,601,655	42,752
*	Addus HomeCare Corp.	453,076	42,267
*	Heska Corp.	303,663	41,991
*	NeoGenomics Inc.	3,441,237	41,811
*	Enanta Pharmaceuticals Inc.	580,011	41,285
*	ChemoCentryx Inc.	1,625,034	40,740
*	Revance Therapeutics Inc.	2,005,438	39,106
*	Krystal Biotech Inc.	584,971	38,924
*	Tivity Health Inc.	1,205,505	38,781
	Healthcare Services Group Inc.	2,079,628	38,619
*,1	Cassava Sciences Inc.	1,038,239	38,560
*	GoodRx Holdings Inc. Class A	1,984,047	38,352
*	Silk Road Medical Inc.	924,227	38,161
*	Madrigal Pharmaceuticals Inc.	385,852	37,860
*	Editas Medicine Inc.	1,980,714	37,673
*,1	OPKO Health Inc.	10,934,937	37,616
*,1	Harmony Biosciences Holdings Inc.	772,828	37,598
*	Amphastar Pharmaceuticals Inc.	1,045,605	37,537
*	Codexis Inc.	1,797,945	37,074
*	Brookdale Senior Living Inc.	5,221,341	36,810
	US Physical Therapy Inc.	368,295	36,627
*	Avid Bioservices Inc.	1,756,848	35,787
*	Phreesia Inc.	1,357,239	35,777
*	REGENXBIO Inc.	1,070,327	35,524
*	TG Therapeutics Inc.	3,722,074	35,397
*,1	Fulgent Genetics Inc.	563,385	35,161
*	Innoviva Inc.	1,806,693	34,960
*	Kymera Therapeutics Inc.	821,224	34,754
*	SomaLogic Inc.	4,287,366	34,385
*	AdaptHealth Corp. Class A	2,132,482	34,184
*	Axsome Therapeutics Inc.	819,332	33,912
*,1	Dynavax Technologies Corp.	3,109,003	33,702
*	Privia Health Group Inc.	1,246,542	33,320
*	NextGen Healthcare Inc.	1,580,808	33,055
*	RadNet Inc.	1,440,110	32,215

		Shares	Market Value ($000)
*	Meridian Bioscience Inc.	1,231,707	31,975
*	Health Catalyst Inc.	1,211,641	31,660
*	Prometheus Biosciences Inc.	835,456	31,547
*	Cutera Inc.	455,291	31,415
*	Turning Point Therapeutics Inc.	1,150,487	30,891
*,1	Clover Health Investments Corp. Class A	8,571,529	30,429
*	ImmunoGen Inc.	6,301,019	29,993
*	Kura Oncology Inc.	1,862,188	29,944
*	Protagonist Therapeutics Inc.	1,255,025	29,719
*	FibroGen Inc.	2,464,850	29,628
*,1	Bridgebio Pharma Inc.	2,909,413	29,531
*	Nektar Therapeutics	5,458,211	29,420
*	C4 Therapeutics Inc.	1,211,593	29,393
*	Aclaris Therapeutics Inc.	1,704,639	29,388
*	Coherus Biosciences Inc.	2,231,936	28,814
*	Vaxcyte Inc.	1,191,720	28,780
*	Castle Biosciences Inc.	634,300	28,455
*	Quanterix Corp.	969,609	28,303
	Atrion Corp.	38,674	27,575
*	Accolade Inc.	1,544,897	27,128
*	Cerus Corp.	4,874,779	26,763
*	Morphic Holding Inc.	664,271	26,670
*	BioLife Solutions Inc.	1,161,683	26,405
	LeMaitre Vascular Inc.	565,478	26,278
*	Cardiovascular Systems Inc.	1,154,296	26,087
*,1	Anavex Life Sciences Corp.	2,110,651	25,982
*	Natus Medical Inc.	975,293	25,631
*	MannKind Corp.	6,947,835	25,568
*,1	Cytek Biosciences Inc.	2,336,072	25,183
*	Crinetics Pharmaceuticals Inc.	1,145,049	25,134
	National HealthCare Corp.	354,161	24,873
*	Avidity Biosciences Inc.	1,341,147	24,771
*	Reata Pharmaceuticals Inc. Class A	751,451	24,618
*	Alignment Healthcare Inc.	2,190,465	24,599
*	Syndax Pharmaceuticals Inc.	1,407,846	24,468
*	Intersect ENT Inc.	868,799	24,335
*,1	Cano Health Inc.	3,802,658	24,147
*	Varex Imaging Corp.	1,122,895	23,906
*	Kezar Life Sciences Inc.	1,406,981	23,384
*	Atara Biotherapeutics Inc.	2,501,149	23,236
*	American Well Corp. Class A	5,469,564	23,027
*	Artivion Inc.	1,076,564	23,017
*,1	Senseonics Holdings Inc.	11,607,315	22,866
*	AngioDynamics Inc.	1,059,646	22,825
*,1	23andMe Holding Co.	5,950,940	22,792
*,1	Bionano Genomics Inc.	8,817,496	22,749
*	Alector Inc.	1,569,062	22,359
*,1	Inovio Pharmaceuticals Inc.	6,212,152	22,302
*,1	LifeStance Health Group Inc.	2,202,200	22,264
*	Keros Therapeutics Inc.	406,191	22,089
*	Catalyst Pharmaceuticals Inc.	2,660,788	22,058
*	iTeos Therapeutics Inc.	684,857	22,039
*,1	Nuvation Bio Inc.	4,178,976	21,981
	National Research Corp.	545,812	21,641
*	Relmada Therapeutics Inc.	794,998	21,457
*	Rocket Pharmaceuticals Inc.	1,343,499	21,308
*	Sangamo Therapeutics Inc.	3,665,170	21,295
*,1	Seer Inc. Class A	1,397,196	21,293

		Shares	Market Value ($000)
*	OrthoPediatrics Corp.	387,103	20,900
*	Alphatec Holdings Inc.	1,800,917	20,711
*,1	Ginkgo Bioworks Holdings Inc.	5,052,580	20,362
*,1	Ocugen Inc.	6,156,505	20,316
*	SI-BONE Inc.	885,948	20,022
*	Fulcrum Therapeutics Inc.	842,002	19,913
*	Inogen Inc.	613,617	19,893
*,1	Butterfly Network Inc.	4,177,854	19,887
*	ViewRay Inc.	5,064,514	19,853
*,1	Sorrento Therapeutics Inc.	8,454,384	19,699
*,1	Sana Biotechnology Inc.	2,355,121	19,453
*	Agiliti Inc.	913,771	19,281
*	Allogene Therapeutics Inc.	2,102,221	19,151
*,1	Pulmonx Corp.	771,489	19,141
*	Collegium Pharmaceutical Inc.	933,947	19,015
*	PetIQ Inc. Class A	777,426	18,969
*	Hanger Inc.	1,030,939	18,897
*	Antares Pharma Inc.	4,597,597	18,850
*	MaxCyte Inc.	2,648,741	18,515
*	TransMedics Group Inc.	671,410	18,088
*	PMV Pharmaceuticals Inc.	868,801	18,088
*	Definitive Healthcare Corp. Class A	729,555	17,984
*	Verve Therapeutics Inc.	785,435	17,924
*	Orthofix Medical Inc.	546,188	17,860
*,1	Vaxart Inc.	3,502,920	17,655
*	Amneal Pharmaceuticals Inc.	4,225,878	17,622
*	Arcturus Therapeutics Holdings Inc.	651,067	17,553
*	Albireo Pharma Inc.	585,649	17,470
*,1	Heron Therapeutics Inc.	3,019,543	17,272
*	Vanda Pharmaceuticals Inc.	1,503,824	17,008
*	Arcutis Biotherapeutics Inc.	877,156	16,894
*	OptimizeRx Corp.	447,816	16,887
*	Agenus Inc.	6,828,843	16,799
*	Nurix Therapeutics Inc.	1,187,325	16,634
*	Theravance Biopharma Inc.	1,732,924	16,567
*,1	Point Biopharma Global Inc. Class A	2,069,226	16,492
*,1	Lyell Immunopharma Inc.	3,263,210	16,479
*	Gossamer Bio Inc.	1,898,257	16,477
*	Instil Bio Inc.	1,524,376	16,387
*	Atea Pharmaceuticals Inc.	2,258,900	16,309
*	Surmodics Inc.	359,290	16,287
*	Inhibrx Inc.	723,003	16,109
*	Chinook Therapeutics Inc.	983,697	16,093
*	Replimune Group Inc.	946,532	16,072
*,1	Erasca Inc.	1,829,716	15,736
*	Cara Therapeutics Inc.	1,294,389	15,727
*	Eagle Pharmaceuticals Inc.	314,910	15,585
*,1	Hims & Hers Health Inc.	2,918,973	15,558
*,1	Monte Rosa Therapeutics Inc.	1,107,911	15,533
*	RAPT Therapeutics Inc.	705,917	15,523
*,1	Recursion Pharmaceuticals Inc. Class A	2,165,523	15,505
*	MacroGenics Inc.	1,747,951	15,399
*	Rhythm Pharmaceuticals Inc.	1,304,758	15,031
*	Endo International plc	6,458,450	14,919
*	Rigel Pharmaceuticals Inc.	4,929,056	14,738
*	Treace Medical Concepts Inc.	778,294	14,718
*	OraSure Technologies Inc.	2,157,546	14,628
*	Geron Corp.	10,751,527	14,622

		Shares	Market Value ($000)
*	HealthStream Inc.	721,647	14,375
*	Organogenesis Holdings Inc. Class A	1,884,061	14,357
*	Inotiv Inc.	545,733	14,287
*,1	Adicet Bio Inc.	711,441	14,207
*	Pennant Group Inc.	758,088	14,123
*	Computer Programs & Systems Inc.	407,736	14,047
*,1	Signify Health Inc. Class A	768,358	13,946
*	Karyopharm Therapeutics Inc.	1,872,495	13,800
*	NGM Biopharmaceuticals Inc.	901,756	13,752
*	Zimvie Inc.	601,945	13,748
*	AnaptysBio Inc.	546,451	13,519
*	Seres Therapeutics Inc.	1,890,902	13,463
*	CareMax Inc.	1,798,130	13,432
*,1	IGM Biosciences Inc.	501,115	13,395
*	Stoke Therapeutics Inc.	615,840	12,963
*,1	Tango Therapeutics Inc.	1,700,696	12,891
*,1	ImmunityBio Inc.	2,292,202	12,859
*	UFP Technologies Inc.	193,826	12,825
*	Caribou Biosciences Inc.	1,392,175	12,780
*,1	Bright Health Group Inc.	6,558,800	12,658
*,1	Evolus Inc.	1,102,093	12,365
*,1	Bioxcel Therapeutics Inc.	589,747	12,332
*	Aerie Pharmaceuticals Inc.	1,320,841	12,020
*,1	Athira Pharma Inc.	888,962	12,001
*	Generation Bio Co.	1,624,825	11,926
*	Radius Health Inc.	1,333,182	11,772
*	SeaSpine Holdings Corp.	961,674	11,694
*	Joint Corp.	326,204	11,544
	Phibro Animal Health Corp. Class A	574,011	11,452
*	Tactile Systems Technology Inc.	567,780	11,446
*	Ocular Therapeutix Inc.	2,307,462	11,422
*,1	Day One Biopharmaceuticals Inc.	1,144,558	11,354
*	Sierra Oncology Inc.	351,614	11,269
*,1	CTI BioPharma Corp.	2,395,088	11,185
*	Y-mAbs Therapeutics Inc.	928,800	11,034
*	2seventy bio Inc.	645,584	11,014
*	Provention Bio Inc.	1,501,571	10,992
*,1	Quantum-Si Inc.	2,339,711	10,950
*	Scholar Rock Holding Corp.	844,240	10,882
*	Viridian Therapeutics Inc.	587,442	10,862
*	Mirum Pharmaceuticals Inc.	491,330	10,819
*	KalVista Pharmaceuticals Inc.	733,821	10,817
*	Praxis Precision Medicines Inc.	1,056,207	10,784
*,1	Sema4 Holdings Corp.	3,465,354	10,639
*	Chimerix Inc.	2,318,360	10,618
*	MiMedx Group Inc.	2,246,582	10,581
*,1	Imago Biosciences Inc.	547,490	10,550
*,1	Absci Corp.	1,251,097	10,547
*,1	Omeros Corp.	1,752,301	10,531
*	4D Molecular Therapeutics Inc.	695,720	10,519
*,1	Humacyte Inc.	1,480,153	10,450
*,1	Design Therapeutics Inc.	646,501	10,441
*	Deciphera Pharmaceuticals Inc.	1,118,800	10,371
*,1	DermTech Inc.	704,023	10,335
*	ANI Pharmaceuticals Inc.	362,290	10,184
*	Anika Therapeutics Inc.	403,039	10,120
*,1	Intercept Pharmaceuticals Inc.	621,865	10,118
*	Akero Therapeutics Inc.	692,709	9,830

		Shares	Market Value ($000)
*	Sutro Biopharma Inc.	1,190,896	9,789
*,1	ADMA Biologics Inc.	5,294,947	9,690
*,1	EyePoint Pharmaceuticals Inc.	795,509	9,665
*	Berkeley Lights Inc.	1,354,089	9,628
*,1	Vera Therapeutics Inc. Class A	409,785	9,626
*	Bluebird Bio Inc.	1,971,256	9,561
*	Ideaya Biosciences Inc.	831,855	9,308
*,1	Marinus Pharmaceuticals Inc.	994,957	9,303
*	Kiniksa Pharmaceuticals Ltd. Class A	934,089	9,285
*,1	Sight Sciences Inc.	785,724	9,083
*,1	Adagio Therapeutics Inc.	1,973,800	9,001
*,1	Xeris Biopharma Holdings Inc.	3,492,036	8,940
*	Forma Therapeutics Holdings Inc.	960,968	8,937
*	Personalis Inc.	1,090,454	8,931
*,1	Tenaya Therapeutics Inc.	751,697	8,855
*,1	Fluidigm Corp.	2,459,896	8,831
*	Arbutus Biopharma Corp.	2,936,043	8,749
*	Phathom Pharmaceuticals Inc.	640,958	8,723
	Utah Medical Products Inc.	96,930	8,710
*	SIGA Technologies Inc.	1,214,044	8,608
*	Accuray Inc.	2,563,805	8,486
*,1	Zomedica Corp.	25,109,857	8,462
*	Bioventus Inc. Class A	599,033	8,446
*,1	908 Devices Inc.	442,418	8,410
*	Eiger BioPharmaceuticals Inc.	1,002,324	8,319
*	ALX Oncology Holdings Inc.	485,900	8,212
*,1	Nuvalent Inc. Class A	586,382	8,145
*	Aldeyra Therapeutics Inc.	1,810,476	8,048
*,1	G1 Therapeutics Inc.	1,058,647	8,046
*	iRadimed Corp.	176,500	7,914
*,1	Cullinan Oncology Inc.	749,484	7,847
*,1	Tricida Inc.	952,536	7,830
*,1	Dyne Therapeutics Inc.	807,332	7,783
*,1	Clovis Oncology Inc.	3,819,176	7,715
*,1	Esperion Therapeutics Inc.	1,656,800	7,688
*,1	Edgewise Therapeutics Inc.	784,698	7,612
*,1	Aadi Bioscience Inc.	445,926	7,567
*	Talaris Therapeutics Inc.	764,850	7,526
*,1	SmileDirectClub Inc. Class A	2,899,100	7,509
*	Cymabay Therapeutics Inc.	2,398,201	7,458
*	Kronos Bio Inc.	1,025,067	7,411
*	Foghorn Therapeutics Inc.	484,050	7,372
*	Verastem Inc.	5,204,312	7,338
*	Liquidia Corp.	1,020,773	7,329
*,1	ClearPoint Neuro Inc.	700,605	7,293
*	Vapotherm Inc.	516,784	7,183
*	Kinnate Biopharma Inc.	637,863	7,182
*	Harvard Bioscience Inc.	1,153,345	7,162
*,1	Rubius Therapeutics Inc.	1,298,772	7,156
*,1	PROCEPT BioRobotics Corp.	203,924	7,135
*	Axogen Inc.	897,795	7,128
*	Kodiak Sciences Inc.	918,447	7,090
*	Gritstone bio Inc.	1,692,490	6,973
*	Mersana Therapeutics Inc.	1,733,923	6,918
*,1	Cogent Biosciences Inc.	919,181	6,885
*,1	Precigen Inc.	3,245,763	6,849
*,1	VistaGen Therapeutics Inc.	5,505,056	6,826
*,1	P3 Health Partners Inc.	866,984	6,780

		Shares	Market Value ($000)
*,1	Century Therapeutics Inc.	537,529	6,767
*	Altimmune Inc.	1,107,901	6,747
*,1	Citius Pharmaceuticals Inc.	3,762,882	6,736
*,1	Immunic Inc.	594,425	6,717
*	Viking Therapeutics Inc.	2,231,261	6,694
*,1	CinCor Pharma Inc.	380,124	6,667
*,1	DICE Therapeutics Inc.	340,916	6,522
*	Nautilus Biotechnology Inc. Class A	1,490,599	6,469
*	Jounce Therapeutics Inc.	950,782	6,456
*,1	Avita Medical Inc.	755,807	6,409
*	Voyager Therapeutics Inc.	826,100	6,295
*,1	Outlook Therapeutics Inc.	3,489,864	6,212
*	Semler Scientific Inc.	125,100	6,200
*	Apyx Medical Corp.	945,007	6,171
*	Curis Inc.	2,561,141	6,096
*	IntriCon Corp.	254,719	6,078
*,1	GreenLight Biosciences Holdings PBC	630,164	6,068
*,1	XOMA Corp.	216,811	6,066
*	Spero Therapeutics Inc.	677,888	5,898
*,1	Talkspace Inc.	3,388,122	5,895
*,1	CorMedix Inc.	1,073,491	5,883
*	Ovid therapeutics Inc.	1,851,578	5,814
*,1	AVEO Pharmaceuticals Inc.	1,039,472	5,811
*,1	RxSight Inc.	468,338	5,798
*	Immunovant Inc.	1,027,673	5,662
*,1	Greenwich Lifesciences Inc.	282,263	5,538
*	Akoya Biosciences Inc.	503,715	5,536
*,1	Enochian Biosciences Inc.	670,400	5,531
*,1	Co-Diagnostics Inc.	888,962	5,494
	XBiotech Inc.	622,546	5,379
*	Tarsus Pharmaceuticals Inc.	317,149	5,334
*	Apollo Endosurgery Inc.	876,959	5,306
*,1	Lineage Cell Therapeutics Inc.	3,437,446	5,294
*,1	Aerovate Therapeutics Inc.	284,834	5,221
*,1	ATI Physical Therapy Inc.	2,770,564	5,209
*,1	Viemed Healthcare Inc.	1,045,659	5,207
*	CytomX Therapeutics Inc.	1,946,133	5,196
*	Stereotaxis Inc.	1,387,817	5,177
*,1	Rapid Micro Biosystems Inc. Class A	761,556	5,171
*	Allakos Inc.	901,484	5,138
*	Pliant Therapeutics Inc.	718,287	5,035
*,1	Vicarious Surgical Inc.	989,738	5,008
*	Allovir Inc.	722,681	4,878
*,1	Oyster Point Pharma Inc.	418,653	4,873
*	ORIC Pharmaceuticals Inc.	912,634	4,873
*	Cue Biopharma Inc.	975,866	4,762
*,1	Atossa Therapeutics Inc.	3,779,376	4,724
*	InfuSystem Holdings Inc.	481,310	4,717
*,1	Harrow Health Inc.	683,628	4,662
*,1	CEL-SCI Corp.	1,185,498	4,659
*,1	MyMD Pharmaceuticals Inc.	986,327	4,596
*,1	KemPharm Inc.	899,394	4,524
*,1	Spectrum Pharmaceuticals Inc.	3,455,961	4,458
*	Pardes Biosciences Inc. Class A	615,600	4,445
*	Lexicon Pharmaceuticals Inc.	2,121,674	4,434
*	Aveanna Healthcare Holdings Inc.	1,284,770	4,381
*,1	PDS Biotechnology Corp.	700,502	4,336
*,1	Janux Therapeutics Inc.	300,559	4,310

		Shares	Market Value ($000)
*,1	Amylyx Pharmaceuticals Inc.	334,925	4,304
*	Durect Corp.	6,409,232	4,294
*	Savara Inc.	3,255,385	4,265
*,1	Graphite Bio Inc.	832,638	4,246
*,1	Humanigen Inc.	1,386,561	4,174
*	Epizyme Inc.	3,626,874	4,171
*,1	Matinas BioPharma Holdings Inc.	5,178,119	4,165
*	ChromaDex Corp.	1,692,029	4,162
*	CytoSorbents Corp.	1,302,216	4,154
*,1	Athersys Inc.	6,827,073	4,134
*,1	Oncology Institute Inc.	576,700	4,112
*,1	Alpine Immune Sciences Inc.	458,029	4,109
*,1	Beyond Air Inc.	607,867	4,061
*,1	Tabula Rasa HealthCare Inc.	703,744	4,054
*,1	9 Meters Biopharma Inc.	6,732,211	4,035
*,1	Leap Therapeutics Inc.	2,289,511	4,007
*,1	Hyperfine Inc. Class A	1,129,365	3,998
*,1	Zynex Inc.	640,306	3,989
*	Poseida Therapeutics Inc.	888,597	3,981
*,1	Immuneering Corp. Class A	614,133	3,973
*	SOC Telemed Inc. Class A	1,325,100	3,962
*	Paratek Pharmaceuticals Inc.	1,332,372	3,957
*,1	aTyr Pharma Inc.	737,935	3,948
*,1	ContraFect Corp.	1,071,148	3,910
*,1	Progenity Inc.	3,369,097	3,908
*	Molecular Templates Inc.	1,130,895	3,902
*	Sensus Healthcare Inc.	385,579	3,902
*	Precision BioSciences Inc.	1,263,842	3,893
*,1	Ventyx Biosciences Inc.	286,784	3,892
*,1	Sesen Bio Inc.	6,362,488	3,835
*,1	Sientra Inc.	1,714,886	3,807
*	Akebia Therapeutics Inc.	5,269,064	3,783
*	Arcellx Inc.	269,620	3,780
*	Icosavax Inc.	535,192	3,768
*,1	Omega Therapeutics Inc.	602,610	3,760
*,1	Applied Molecular Transport Inc.	496,800	3,736
*	Harpoon Therapeutics Inc.	744,184	3,699
*	Selecta Biosciences Inc.	3,006,164	3,698
*	Synlogic Inc.	1,521,748	3,652
*	Otonomy Inc.	1,513,558	3,633
*,1	Oncocyte Corp.	2,428,820	3,619
*	Nkarta Inc.	316,500	3,602
*	Acumen Pharmaceuticals Inc.	916,429	3,583
*,1	TFF Pharmaceuticals Inc.	562,689	3,551
*,1	Dare Bioscience Inc.	2,375,133	3,539
[1]	Forian Inc.	507,760	3,534
*	Aura Biosciences Inc.	159,493	3,509
*,1	Checkpoint Therapeutics Inc.	1,977,366	3,500
*,1	Asensus Surgical Inc.	5,566,946	3,489
*,1	Rallybio Corp.	495,505	3,459
*,1	Verrica Pharmaceuticals Inc.	426,172	3,456
*	Magenta Therapeutics Inc.	1,175,811	3,410
*,1	TherapeuticsMD Inc.	8,933,364	3,395
*	Olema Pharmaceuticals Inc.	783,200	3,336
*	Lipocine Inc.	2,398,282	3,286
*,1	Assertio Holdings Inc.	1,141,048	3,275
*	AirSculpt Technologies Inc.	238,200	3,259
*,1	Alaunos Therapeutics Inc.	4,977,302	3,247

		Shares	Market Value ($000)
*,1	Optinose Inc.	1,313,189	3,244
*	Cortexyme Inc.	522,600	3,235
*,1	Conformis Inc.	5,130,275	3,200
*,1	BrainStorm Cell Therapeutics Inc.	951,371	3,197
*	Passage Bio Inc.	1,027,744	3,186
*,1	Theseus Pharmaceuticals Inc.	275,573	3,177
*	Clearside Biomedical Inc.	1,383,654	3,169
*,1	SQZ Biotechnologies Co.	657,886	3,164
*	Ikena Oncology Inc.	517,075	3,154
*	Aptinyx Inc. Class A	1,388,650	3,152
*	Innovage Holding Corp.	490,850	3,151
*	FONAR Corp.	169,673	3,147
*,1	Evelo Biosciences Inc.	927,862	3,145
*,1	Tyra Biosciences Inc.	293,500	3,140
*	Shattuck Labs Inc.	731,691	3,117
*	iCAD Inc.	695,170	3,100
*,1	Taysha Gene Therapies Inc.	473,914	3,090
*,1	Pear Therapeutics Inc.	609,168	3,076
*,1	MediciNova Inc.	1,146,273	3,061
*,1	Finch Therapeutics Group Inc.	608,599	3,061
*	BioAtla Inc.	612,099	3,060
*,1	Inmune Bio Inc.	361,452	3,043
*	Tela Bio Inc.	261,147	3,037
*,1	PAVmed Inc.	2,295,296	3,030
*	Aeglea BioTherapeutics Inc.	1,313,273	3,021
*	Enzo Biochem Inc.	1,040,908	3,019
*,1	Astria Therapeutics Inc.	445,544	2,990
*,1	PLx Pharma Inc.	728,870	2,945
*	Infinity Pharmaceuticals Inc.	2,515,625	2,868
*	Fortress Biotech Inc.	2,099,871	2,856
*,1	Palatin Technologies Inc.	6,167,581	2,838
*,1	Actinium Pharmaceuticals Inc.	552,928	2,825
*	Cardiff Oncology Inc.	1,137,935	2,822
*,1	Seelos Therapeutics Inc.	3,356,797	2,812
*,1	SELLAS Life Sciences Group Inc.	419,071	2,799
*	Alpha Teknova Inc.	200,207	2,765
*	scPharmaceuticals Inc.	473,934	2,692
*,1	Hepion Pharmaceuticals Inc.	2,070,833	2,671
*,1	Retractable Technologies Inc.	561,989	2,669
*,1	Zynerba Pharmaceuticals Inc.	1,289,801	2,644
*,1	Exagen Inc.	326,266	2,620
*,1	Rani Therapeutics Holdings Inc. Class A	193,116	2,607
*	Opiant Pharmaceuticals Inc.	120,263	2,576
*,1	Celcuity Inc.	273,679	2,559
*	Homology Medicines Inc.	840,835	2,556
*	Anixa Biosciences Inc.	927,841	2,542
*,1	SCYNEXIS Inc.	649,412	2,539
*,1	Impel Neuropharma Inc.	396,809	2,528
*,1	Genprex Inc.	1,114,334	2,518
*	Surface Oncology Inc.	856,153	2,517
*,1	Eton Pharmaceuticals Inc.	575,285	2,508
*,1	Ampio Pharmaceuticals Inc.	5,318,665	2,500
*,1	Vor BioPharma Inc.	411,916	2,488
*,1	Tonix Pharmaceuticals Holding Corp.	10,703,027	2,464
*,1	Eargo Inc.	464,500	2,457
*	Repro-Med Systems Inc.	842,318	2,409
*	Electromed Inc.	193,554	2,408
*,1	Entrada Therapeutics Inc.	254,933	2,394

		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	826,307	2,380
*	Convey Health Solutions Holdings Inc.	360,245	2,356
*	Akouos Inc.	494,800	2,350
*	Merrimack Pharmaceuticals Inc.	369,998	2,340
*,1	Adamis Pharmaceuticals Corp.	4,096,010	2,339
*,1	Ardelyx Inc.	2,176,228	2,329
*,1	Biomea Fusion Inc.	515,522	2,299
*,1	Singular Genomics Systems Inc.	359,351	2,268
*,1	MEI Pharma Inc.	3,716,487	2,239
*,1	Vigil Neuroscience Inc.	316,982	2,228
*,1	Milestone Scientific Inc.	1,447,898	2,201
*,1	Aquestive Therapeutics Inc.	841,854	2,197
*	Adverum Biotechnologies Inc.	1,676,654	2,196
*	Champions Oncology Inc.	267,822	2,177
*,1	Atreca Inc. Class A	685,660	2,174
*,1	Heat Biologics Inc.	705,534	2,159
*,1	Annovis Bio Inc.	161,007	2,149
*,1	Novan Inc.	545,361	2,149
*,1	Compass Therapeutics Inc.	1,538,900	2,108
*	LENSAR Inc.	282,930	2,094
*,1	Capricor Therapeutics Inc.	610,272	2,093
*,1	iBio Inc.	4,850,144	2,077
*,1	La Jolla Pharmaceutical Co.	478,002	2,041
*,1	Trevena Inc.	3,708,057	2,039
*	Societal CDMO Inc.	1,130,309	2,035
*	Oncternal Therapeutics Inc.	1,431,597	1,990
*	Orgenesis Inc.	566,688	1,966
*,1	180 Life Sciences Corp.	751,668	1,947
*	Satsuma Pharmaceuticals Inc.	511,816	1,945
*	Sanara Medtech Inc.	69,768	1,936
*,1	Galectin Therapeutics Inc.	1,189,409	1,915
*	UpHealth Inc.	1,610,354	1,900
*	CVRx Inc.	316,346	1,895
*	Eyenovia Inc.	617,303	1,883
*,1	Lantern Pharma Inc.	256,113	1,831
*,1	Pulse Biosciences Inc.	374,900	1,822
*	Eledon Pharmaceuticals Inc.	459,998	1,812
*,1	Equillium Inc.	570,835	1,798
*,1	Dyadic International Inc.	596,383	1,795
*,1	Summit Therapeutics Inc.	731,303	1,792
*	Lumos Pharma Inc.	187,322	1,770
*	Achieve Life Sciences Inc.	230,562	1,745
*	IRIDEX Corp.	373,047	1,727
*	Neuronetics Inc.	568,825	1,724
*,1	NRX Pharmaceuticals Inc.	696,162	1,706
*	Cabaletta Bio Inc.	837,026	1,699
*,1	Rain Therapeutics Inc.	333,919	1,693
*,1	Biomerica Inc.	374,536	1,674
*,1	GT Biopharma Inc.	580,735	1,673
*	Lucira Health Inc.	464,745	1,659
*,1	Aspira Women's Health Inc.	1,594,611	1,658
*	Thorne HealthTech Inc.	260,095	1,654
*	Codiak Biosciences Inc.	262,691	1,647
*,1	Delcath Systems Inc.	255,213	1,633
*	Checkmate Pharmaceuticals Inc.	505,502	1,613
*,1	Xilio Therapeutics Inc.	227,813	1,611
*,1	Minerva Surgical Inc.	355,599	1,600
*	Viracta Therapeutics Inc.	335,335	1,596

		Shares	Market Value ($000)
*	Eliem Therapeutics Inc.	189,734	1,592
*,1	Prelude Therapeutics Inc.	229,028	1,580
*	Concert Pharmaceuticals Inc.	465,946	1,570
*,1	Vincerx Pharma Inc.	391,380	1,566
*,1	Biolase Inc.	4,390,729	1,551
*	Hookipa Pharma Inc.	678,335	1,547
*,1	eFFECTOR Therapeutics Inc.	381,429	1,530
*	PhaseBio Pharmaceuticals Inc.	1,156,526	1,527
*,1	Genocea Biosciences Inc.	1,214,942	1,519
*,1	Bolt Biotherapeutics Inc.	554,367	1,519
*,1	Brooklyn ImmunoTherapeutics Inc.	740,159	1,517
*	Cidara Therapeutics Inc.	1,796,543	1,496
*,1	NeuroPace Inc.	180,700	1,484
*	Silverback Therapeutics Inc.	420,700	1,477
*,1	Aligos Therapeutics Inc.	684,900	1,473
*	Decibel Therapeutics Inc.	483,353	1,469
*	Ocuphire Pharma Inc.	451,409	1,463
*	NextCure Inc.	300,627	1,461
*	Protara Therapeutics Inc.	284,301	1,453
*	Longboard Pharmaceuticals Inc.	278,227	1,444
*	Movano Inc.	532,959	1,444
*	Invacare Corp.	1,023,221	1,443
*,1	Applied Genetic Technologies Corp.	1,340,980	1,435
*	CASI Pharmaceuticals Inc.	1,760,583	1,426
*	Corvus Pharmaceuticals Inc.	853,716	1,400
*,1	Clene Inc.	354,980	1,399
*,1	AIM ImmunoTech Inc.	1,311,599	1,390
*	Cyclerion Therapeutics Inc.	1,241,708	1,378
*	Candel Therapeutics Inc.	269,900	1,374
*,1	CareCloud Inc.	266,292	1,371
*	Assembly Biosciences Inc.	657,685	1,355
*,1	Predictive Oncology Inc.	1,385,931	1,354
*,1	SAB Biotherapeutics Inc.	359,120	1,350
*	Inozyme Pharma Inc.	329,841	1,349
*	Annexon Inc.	493,649	1,348
*	Avalo Therapeutics Inc.	1,844,625	1,337
*,1	Evofem Biosciences Inc.	3,910,163	1,329
*	Larimar Therapeutics Inc.	328,248	1,329
*	Pro-Dex Inc.	80,220	1,326
*,1	Synaptogenix Inc.	171,031	1,324
*	ImmuCell Corp.	136,425	1,317
*,1	IsoRay Inc.	3,609,244	1,310
*,1	Immunome Inc.	230,251	1,308
*,1	T2 Biosystems Inc.	2,486,909	1,303
*	Corbus Pharmaceuticals Holdings Inc.	2,433,477	1,293
*	Caladrius Biosciences Inc.	1,775,055	1,282
*	DiaMedica Therapeutics Inc.	506,271	1,266
*	Cocrystal Pharma Inc.	2,296,304	1,263
*	Sonendo Inc.	314,928	1,263
*	Pyxis Oncology Inc.	307,919	1,244
*	Frequency Therapeutics Inc.	583,000	1,236
*	Sensei Biotherapeutics Inc.	534,441	1,235
*,1	Second Sight Medical Products Inc.	857,891	1,227
*,1	Oragenics Inc.	3,556,869	1,225
*,1	Werewolf Therapeutics Inc.	275,778	1,213
*,1	Armata Pharmaceuticals Inc.	247,561	1,211
*,1	Athenex Inc.	1,451,932	1,204
*	Venus Concept Inc.	838,817	1,200

		Shares	Market Value ($000)
*	NeuBase Therapeutics Inc.	638,405	1,200
*	TCR2 Therapeutics Inc.	431,812	1,192
*,1	Kala Pharmaceuticals Inc.	858,720	1,185
*	Axcella Health Inc.	452,669	1,163
*,1	Codex DNA Inc.	215,522	1,157
*	Five Star Senior Living Inc.	537,058	1,155
*	Psychemedics Corp.	165,415	1,150
*	Neoleukin Therapeutics Inc.	590,859	1,111
*	Moleculin Biotech Inc.	616,108	1,097
*	Solid Biosciences Inc.	910,469	1,093
*,1	GlycoMimetics Inc.	946,177	1,079
*,1	Sonida Senior Living Inc.	32,536	1,078
*	Renovacor Inc.	247,032	1,047
*,1	Vivos Therapeutics Inc.	389,733	1,044
*	Rezolute Inc.	305,100	1,031
*,1	enVVeno Medical Corp.	160,154	1,020
*	F-star Therapeutics Inc.	283,569	1,007
*	Biocept Inc.	432,578	1,004
*	Virios Therapeutics Inc.	220,868	989
*,1	Aileron Therapeutics Inc.	1,898,647	973
*,1	Jasper Therapeutics Inc.	272,153	966
*,1	Microbot Medical Inc.	153,549	963
*,1	Lucid Diagnostics Inc.	286,266	962
*,1	BioCardia Inc.	457,496	947
*	Synthetic Biologics Inc.	3,308,735	944
*	Aptevo Therapeutics Inc.	158,476	930
*	Sio Gene Therapies Inc.	1,382,708	926
*,1	Longeveron Inc.	66,429	917
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*	NeuroMetrix Inc.	217,846	906
	Indaptus Therapeutics Inc.	225,897	904
*	Processa Pharmaceuticals Inc.	299,657	902
*,1	Precipio Inc.	662,055	894
*,1	Soligenix Inc.	1,217,959	889
*	Minerva Neurosciences Inc.	1,067,534	886
*	Strata Skin Sciences Inc.	593,248	872
*,1	Accelerate Diagnostics Inc.	604,261	870
*,1	Reviva Pharmaceuticals Holdings Inc.	353,326	869
*,1	Eloxx Pharmaceuticals Inc.	1,519,165	851
*	Black Diamond Therapeutics Inc.	305,786	847
*	89bio Inc.	223,706	843
*,1	Elevation Oncology Inc.	332,316	837
*	Angion Biomedica Corp.	393,954	835
*,1	Adial Pharmaceuticals Inc.	413,497	831
*,1	IsoPlexis Corp.	241,276	828
*	Syros Pharmaceuticals Inc.	688,278	819
*	NexImmune Inc.	194,508	819
*,1	Cyteir Therapeutics Inc.	216,731	817
*	Surgalign Holdings Inc.	2,661,500	810
*	Tyme Technologies Inc.	2,304,345	807
*	Tracon Pharmaceuticals Inc.	306,490	806
*	Acer Therapeutics Inc.	276,430	802
*,1	Cumberland Pharmaceuticals Inc.	280,820	792
*	ElectroCore Inc.	1,341,498	785
*,1	Rockwell Medical Inc.	1,600,544	754
*,1	Regulus Therapeutics Inc.	2,495,945	744
*,1	Vyant Bio Inc.	513,412	734
*	Terns Pharmaceuticals Inc.	246,704	733

		Shares	Market Value ($000)
*,1	BioSig Technologies Inc.	623,506	717
*,1	Zosano Pharma Corp.	3,151,527	709
*	Galera Therapeutics Inc.	296,842	706
*,1	Vaccinex Inc.	534,485	706
*	Inhibikase Therapeutics Inc.	475,753	704
*	Ekso Bionics Holdings Inc.	243,285	703
*,1	Augmedix Inc.	237,719	699
*	Mustang Bio Inc.	691,230	698
*	Celsion Corp.	137,780	697
*	AN2 Therapeutics Inc.	45,978	693
*	Plus Therapeutics Inc.	688,832	689
*	Myomo Inc.	180,412	687
*	Cellectar Biosciences Inc.	997,049	686
*,1	Aridis Pharmaceuticals Inc.	388,959	685
*	UNITY Biotechnology Inc.	608,311	681
*	NantHealth Inc.	894,094	674
*	Lyra Therapeutics Inc.	167,443	673
*	Cyclacel Pharmaceuticals Inc.	220,333	672
*	INVO BioScience Inc.	248,469	656
*,1	cbdMD Inc.	620,260	645
*,1	Reneo Pharmaceuticals Inc.	214,913	632
*,1	NanoViricides Inc.	300,189	627
*,1	Organovo Holdings Inc.	162,161	610
*	X4 Pharmaceuticals Inc.	348,223	609
*	Sonnet BioTherapeutics Holdings Inc.	1,620,560	609
*	Diffusion Pharmaceuticals Inc.	2,412,593	603
*	BioVie Inc. Class A	126,527	597
*,1	Kaleido Biosciences Inc.	358,891	592
*	Novo Integrated Sciences Inc.	255,940	591
*,1	Miromatrix Medical Inc.	146,984	582
*	OpGen Inc.	771,353	579
*,1	ARCA biopharma Inc.	251,085	577
*,1	TransCode Therapeutics Inc.	200,117	576
*,1	Bellicum Pharmaceuticals Inc.	265,066	573
*,1	Chembio Diagnostics Inc.	697,965	572
*	Marker Therapeutics Inc.	1,300,503	572
*,1	Entasis Therapeutics Holdings Inc.	304,345	569
*	Cyclo Therapeutics Inc.	176,807	560
*	Aravive Inc.	287,237	554
*	Surrozen Inc.	182,645	550
*	Virpax Pharmaceuticals Inc.	247,037	548
*	Catalyst Biosciences Inc.	826,502	545
*	Cryo-Cell International Inc.	72,236	543
*	Agile Therapeutics Inc.	2,578,623	540
*	Xenetic Biosciences Inc.	519,743	530
*	Daxor Corp.	47,328	530
*	TScan Therapeutics Inc.	188,618	528
*	Tempest Therapeutics Inc.	154,654	526
*,1	Marpai Inc. Class A	291,607	525
*	Imac Holdings Inc.	508,049	523
*,1	Aditxt Inc.	1,132,345	517
*	Paragon 28 Inc.	30,590	512
*	Applied Therapeutics Inc.	238,916	504
*,1	Gemini Therapeutics Inc. Class A	361,705	503
*	OncoSec Medical Inc.	435,534	501
*	Brickell Biotech Inc.	1,853,966	496
*	Bellerophon Therapeutics Inc.	209,775	495
*	ReShape Lifesciences Inc.	411,000	485

		Shares	Market Value ($000)
*	Better Therapeutics Inc.	242,795	481
*	Allied Healthcare Products Inc.	147,174	477
*,1	VYNE Therapeutics Inc.	722,901	470
*	Sera Prognostics Inc. Class A	123,881	470
*	Alimera Sciences Inc.	83,422	467
*	Bio-Path Holdings Inc.	121,084	465
*	Avrobio Inc.	348,943	461
*,1	Oncorus Inc.	257,913	459
*	Calithera Biosciences Inc.	1,133,588	458
*	PolarityTE Inc.	1,866,000	457
*,1	Allena Pharmaceuticals Inc.	1,972,415	456
*	Talis Biomedical Corp.	322,290	454
*,1	Windtree Therapeutics Inc.	397,013	453
*	vTv Therapeutics Inc. Class A	625,032	451
*	AcelRx Pharmaceuticals Inc.	1,573,196	449
*	Cohbar Inc.	1,381,105	434
*,1	Graybug Vision Inc.	352,377	433
*	Salarius Pharmaceuticals Inc.	1,085,219	432
*	Aethlon Medical Inc.	292,852	428
*,1	Qualigen Therapeutics Inc.	637,185	421
*	Onconova Therapeutics Inc.	226,327	416
*,1	Panbela Therapeutics Inc.	196,590	415
*	Grove Inc.	80,708	411
*	Kintara Therapeutics Inc.	1,026,487	408
*	Aytu BioPharma Inc.	374,514	404
*,1	NanoVibronix Inc.	347,433	403
*	Context Therapeutics Inc.	180,700	392
*	Hoth Therapeutics Inc.	550,481	381
*	Yumanity Therapeutics Inc.	253,447	380
*,1	Avinger Inc.	103,661	376
*,1	NeuroBo Pharmaceuticals Inc.	409,413	369
*,1	Jupiter Wellness Inc.	334,782	368
*	Evoke Pharma Inc.	739,706	366
*	AgeX Therapeutics Inc.	426,190	364
*,1	SiNtx Technologies Inc.	594,838	363
*,1	TRxADE HEALTH Inc.	128,731	357
*	Navidea Biopharmaceuticals Inc.	450,277	356
*	Acutus Medical Inc.	252,856	351
*	Pulmatrix Inc.	51,423	351
*	IMARA Inc.	185,653	349
*,1	Timber Pharmaceuticals Inc.	902,107	347
*	Nephros Inc.	75,316	331
*,1	Abeona Therapeutics Inc.	1,048,390	330
*	IO Biotech Inc.	62,234	330
*	Exicure Inc.	1,640,265	327
*,1	Biofrontera Inc.	98,114	327
*	Idera Pharmaceuticals Inc.	637,169	319
*,1	Jaguar Health Inc.	435,114	308
*	Artelo Biosciences Inc.	678,172	305
*,1	Acorda Therapeutics Inc.	183,484	295
*,1	Cue Health Inc.	43,191	279
*	IN8bio Inc.	77,511	269
*	Femasys Inc.	119,185	269
*	Soleno Therapeutics Inc.	1,201,052	268
*	Aprea Therapeutics Inc.	141,110	262
*	Aziyo Biologics Inc. Class A	42,872	255
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*	ENDRA Life Sciences Inc.	640,847	250

		Shares	Market Value ($000)
*,2	Aduro Biotech Inc. CVR	415,255	249
*,1	Scopus Biopharma Inc.	360,881	249
*,1	Clarus Therapeutics Holdings Inc.	166,600	248
*	Kiromic BioPharma Inc.	281,953	241
*,1	HTG Molecular Diagnostics Inc.	170,349	237
*,1	Metacrine Inc.	368,353	225
*,1	First Wave BioPharma Inc.	210,625	223
*	Palisade Bio Inc.	196,415	208
*	GeoVax Labs Inc.	165,070	190
*,1	Sigilon Therapeutics Inc.	126,990	187
*,1	Enveric Biosciences Inc.	563,792	186
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	Histogen Inc.	699,522	175
*	Helius Medical Technologies Inc. Class A	53,162	175
*	HCW Biologics Inc.	59,200	162
*,1	Vaxxinity Inc. Class A	36,674	158
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1	Avenue Therapeutics Inc.	314,396	151
*	Vallon Pharmaceuticals Inc.	78,200	147
*	Tenax Therapeutics Inc.	178,455	144
*	CNS Pharmaceuticals Inc.	422,266	144
*	Cognition Therapeutics Inc.	52,190	141
*	Monopar Therapeutics Inc.	52,392	134
*,1	Phio Pharmaceuticals Corp.	141,542	126
*	Titan Pharmaceuticals Inc.	131,533	126
*,1	Biodesix Inc.	71,662	121
*,1	Baudax Bio Inc.	66,778	118
*	Protagenic Therapeutics Inc.	121,310	99
*,1	RA Medical Systems Inc.	237,195	95
*,1	Bone Biologics Corp.	33,461	93
*,1	InVivo Therapeutics Holdings Corp.	258,651	89
*	American Shared Hospital Services	36,338	85
*	Trevi Therapeutics Inc.	32,341	71
*,1	Lannett Co. Inc.	86,877	68
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	NovaBay Pharmaceuticals Inc.	218,047	65
*	Lixte Biotechnology Holdings Inc.	32,745	40
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	36
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*	Landos Biopharma Inc.	22,260	33
*	RenovoRx Inc.	10,815	32
*	Unicycive Therapeutics Inc.	22,695	29
*,1	Nutriband Inc.	5,984	25
*	Nuvectis Pharma Inc.	1,648	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*	Kiora Pharmaceuticals Inc.	9,798	6
*	Pasithea Therapeutics Corp.	2,900	4
*	Nuwellis Inc.	2,545	3
*	Alzamend Neuro Inc.	2,009	2
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	PDL BioPharma Inc.	2,258,201	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—

		Shares	Market Value ($000)
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	1,201,352	—
			168,153,688
Industrials (12.6%)
	Visa Inc. Class A	47,648,286	10,566,960
	Mastercard Inc. Class A	25,193,326	9,003,591
	Accenture plc Class A	19,002,274	6,408,137
	Union Pacific Corp.	18,387,643	5,023,688
	United Parcel Service Inc. Class B	21,147,533	4,535,300
	Raytheon Technologies Corp.	43,094,220	4,269,344
*	PayPal Holdings Inc.	33,627,538	3,889,025
	Honeywell International Inc.	19,792,235	3,851,173
	Lockheed Martin Corp.	7,859,199	3,469,050
	Caterpillar Inc.	15,467,735	3,446,521
	Deere & Co.	7,969,385	3,310,961
*	Boeing Co.	16,831,067	3,223,149
	American Express Co.	16,435,427	3,073,425
	General Electric Co.	31,738,073	2,904,034
	Automatic Data Processing Inc.	12,119,472	2,757,665
	3M Co.	16,479,237	2,453,429
	CSX Corp.	63,307,765	2,370,876
*	Block Inc. Class A	14,798,027	2,006,612
	Norfolk Southern Corp.	6,918,819	1,973,386
	Northrop Grumman Corp.	4,052,193	1,812,222
	Fidelity National Information Services Inc.	17,596,024	1,766,993
	Eaton Corp. plc	11,513,723	1,747,323
*	Fiserv Inc.	16,939,124	1,717,627
	Illinois Tool Works Inc.	8,132,302	1,702,904
	Sherwin-Williams Co.	6,765,345	1,688,765
	Emerson Electric Co.	17,145,876	1,681,153
	General Dynamics Corp.	6,809,245	1,642,254
	FedEx Corp.	6,889,593	1,594,183
	Capital One Financial Corp.	11,929,713	1,566,252
	L3Harris Technologies Inc.	5,664,072	1,407,352
	Johnson Controls International plc	20,277,593	1,329,602
	Paychex Inc.	9,380,600	1,280,170
	Carrier Global Corp.	24,675,294	1,131,856
	Global Payments Inc.	8,140,191	1,113,904
	Cintas Corp.	2,544,297	1,082,318
	Parker-Hannifin Corp.	3,704,943	1,051,315
	Trane Technologies plc	6,737,897	1,028,877
	Verisk Analytics Inc.	4,653,158	998,707
*	TransDigm Group Inc.	1,522,215	991,784
	DuPont de Nemours Inc.	13,329,745	980,803
	Otis Worldwide Corp.	12,265,602	943,838
	Rockwell Automation Inc.	3,355,880	939,747
*	Mettler-Toledo International Inc.	657,844	903,345
	PPG Industries Inc.	6,811,123	892,734
	AMETEK Inc.	6,692,144	891,260
	Old Dominion Freight Line Inc.	2,981,106	890,397
	Cummins Inc.	4,107,467	842,483
	Ball Corp.	9,276,504	834,885
	Equifax Inc.	3,520,635	834,743
*	Keysight Technologies Inc.	5,217,882	824,269
	PACCAR Inc.	9,019,622	794,358
*	United Rentals Inc.	2,089,708	742,285
	Vulcan Materials Co.	3,832,012	703,941
	Martin Marietta Materials Inc.	1,801,341	693,318

		Shares	Market Value ($000)
	Stanley Black & Decker Inc.	4,716,415	659,308
	Dover Corp.	4,149,596	651,072
	WW Grainger Inc.	1,256,059	647,863
*	Bill.com Holdings Inc.	2,842,450	644,639
*	Teledyne Technologies Inc.	1,349,676	637,897
*	Zebra Technologies Corp. Class A	1,533,255	634,308
	Fortive Corp.	9,829,406	598,906
*	Ingersoll Rand Inc.	11,750,920	591,659
	TransUnion	5,541,656	572,675
*	FleetCor Technologies Inc.	2,225,746	554,344
*	Generac Holdings Inc.	1,842,615	547,736
	Quanta Services Inc.	4,113,408	541,366
*	Waters Corp.	1,743,882	541,284
*	Trimble Inc.	7,250,443	523,047
	Synchrony Financial	15,017,335	522,753
	Jacobs Engineering Group Inc.	3,739,259	515,307
	Expeditors International of Washington Inc.	4,884,338	503,868
	Westinghouse Air Brake Technologies Corp.	5,086,668	489,185
	JB Hunt Transport Services Inc.	2,427,497	487,417
	Textron Inc.	6,254,179	465,186
	Crown Holdings Inc.	3,689,906	461,570
	Xylem Inc.	5,204,411	443,728
	Packaging Corp. of America	2,700,540	421,581
	IDEX Corp.	2,192,067	420,285
	Jack Henry & Associates Inc.	2,104,798	414,750
	CH Robinson Worldwide Inc.	3,722,258	400,924
	Howmet Aerospace Inc.	10,852,512	390,039
	Carlisle Cos. Inc.	1,503,187	369,664
	Cognex Corp.	4,775,793	368,452
	Westrock Co.	7,613,642	358,070
*	Builders FirstSource Inc.	5,526,257	356,665
	HEICO Corp. Class A	2,793,358	354,282
*	Fair Isaac Corp.	758,244	353,690
	Masco Corp.	6,915,921	352,712
	Robert Half International Inc.	3,036,343	346,690
	Graco Inc.	4,936,730	344,189
	Nordson Corp.	1,506,553	342,108
	Booz Allen Hamilton Holding Corp.	3,844,439	337,696
	Snap-on Inc.	1,538,728	316,178
*	AECOM	4,081,672	313,513
	RPM International Inc.	3,737,517	304,383
	Regal Rexnord Corp.	1,955,703	290,969
	Fortune Brands Home & Security Inc.	3,910,576	290,478
	Watsco Inc.	951,714	289,930
	Hubbell Inc. Class B	1,573,408	289,145
	Sealed Air Corp.	4,281,030	286,658
	Allegion plc	2,542,664	279,134
*	Middleby Corp.	1,602,422	262,701
	Owens Corning	2,859,393	261,634
	Pentair plc	4,767,115	258,425
	Toro Co.	3,021,401	258,300
*	Axon Enterprise Inc.	1,870,847	257,672
	Tetra Tech Inc.	1,559,593	257,239
*,1	Affirm Holdings Inc. Class A	5,499,293	254,507
	AGCO Corp.	1,738,541	253,879
*	WillScot Mobile Mini Holdings Corp.	6,456,142	252,629
	Lennox International Inc.	949,222	244,766
	A O Smith Corp.	3,783,193	241,708

		Shares	Market Value ($000)
	MKS Instruments Inc.	1,597,658	239,649
	Lincoln Electric Holdings Inc.	1,689,752	232,865
	Genpact Ltd.	5,324,386	231,664
*	Sensata Technologies Holding plc	4,549,205	231,327
	Huntington Ingalls Industries Inc.	1,155,330	230,419
*	WEX Inc.	1,290,361	230,265
*	Paylocity Holding Corp.	1,115,360	229,508
*	Berry Global Group Inc.	3,912,094	226,745
	AptarGroup Inc.	1,898,557	223,080
	Knight-Swift Transportation Holdings Inc. Class A	4,309,203	217,442
*	XPO Logistics Inc.	2,983,620	217,208
*	Trex Co. Inc.	3,319,652	216,873
	Woodward Inc.	1,730,356	216,139
*	GXO Logistics Inc.	2,980,138	212,603
	Western Union Co.	11,335,970	212,436
	Advanced Drainage Systems Inc.	1,760,766	209,197
*	Coherent Inc.	718,053	196,287
	Oshkosh Corp.	1,926,263	193,878
	Acuity Brands Inc.	1,005,968	190,430
*	WESCO International Inc.	1,457,905	189,732
*	Mohawk Industries Inc.	1,500,207	186,326
	ITT Inc.	2,461,821	185,154
*	Saia Inc.	759,058	185,073
	Donaldson Co. Inc.	3,558,997	184,819
*	Euronet Worldwide Inc.	1,402,035	182,475
*	Chart Industries Inc.	1,057,936	181,722
	Brunswick Corp.	2,208,388	178,636
	Sonoco Products Co.	2,842,035	177,798
	Littelfuse Inc.	710,959	177,320
	Graphic Packaging Holding Co.	8,843,330	177,220
*	TopBuild Corp.	952,160	172,712
	EMCOR Group Inc.	1,521,850	171,406
	nVent Electric plc	4,866,468	169,256
	Curtiss-Wright Corp.	1,109,880	166,660
*	ASGN Inc.	1,427,339	166,585
	Exponent Inc.	1,502,238	162,317
	Landstar System Inc.	1,075,348	162,195
*	Colfax Corp.	4,004,887	159,354
*	Axalta Coating Systems Ltd.	6,444,532	158,407
	MDU Resources Group Inc.	5,856,694	156,081
*	FTI Consulting Inc.	991,038	155,811
	Crane Co.	1,438,832	155,797
	Louisiana-Pacific Corp.	2,482,670	154,223
*	MasTec Inc.	1,765,567	153,781
	Spirit AeroSystems Holdings Inc. Class A	3,063,731	149,786
	Matson Inc.	1,215,877	146,659
	Eagle Materials Inc.	1,140,669	146,416
	ManpowerGroup Inc.	1,532,782	143,959
	BWX Technologies Inc.	2,656,241	143,065
	MSA Safety Inc.	1,073,115	142,402
*	AMN Healthcare Services Inc.	1,349,150	140,757
	Air Lease Corp. Class A	3,116,560	139,154
	Valmont Industries Inc.	581,419	138,727
	Simpson Manufacturing Co. Inc.	1,255,766	136,929
	Flowserve Corp.	3,745,647	134,469
	Maximus Inc.	1,787,211	133,951
	Triton International Ltd.	1,889,856	132,630
*	ExlService Holdings Inc.	914,968	131,087

		Shares	Market Value ($000)
*	Atkore Inc.	1,302,806	128,248
	GATX Corp.	1,029,776	127,002
*	Kirby Corp.	1,741,288	125,704
	Armstrong World Industries Inc.	1,369,798	123,295
*	Herc Holdings Inc.	737,254	123,188
	Zurn Water Solutions Corp.	3,440,590	121,797
	Vontier Corp.	4,658,674	118,284
	Ryder System Inc.	1,481,901	117,559
*	Fluor Corp.	4,068,526	116,726
	Applied Industrial Technologies Inc.	1,115,749	114,543
	Silgan Holdings Inc.	2,398,990	110,905
	Allison Transmission Holdings Inc.	2,824,479	110,889
	Watts Water Technologies Inc. Class A	792,794	110,666
	MSC Industrial Direct Co. Inc. Class A	1,282,675	109,297
	John Bean Technologies Corp.	919,501	108,933
*	Summit Materials Inc. Class A	3,433,765	106,653
*	TriNet Group Inc.	1,077,913	106,024
	Insperity Inc.	1,053,479	105,790
*	API Group Corp.	5,029,194	105,764
	SPX FLOW Inc.	1,215,677	104,816
*	ACI Worldwide Inc.	3,285,779	103,469
	Korn Ferry	1,577,981	102,474
	HB Fuller Co.	1,521,985	100,558
*	Resideo Technologies Inc.	4,209,061	100,302
*	Allegheny Technologies Inc.	3,733,898	100,218
*	Mercury Systems Inc.	1,541,233	99,332
	Brink's Co.	1,438,778	97,837
	HEICO Corp.	633,416	97,255
*	Beacon Roofing Supply Inc.	1,618,329	95,935
	Franklin Electric Co. Inc.	1,143,398	94,948
*	Bloom Energy Corp. Class A	3,884,168	93,803
	EnerSys	1,212,260	90,398
	ABM Industries Inc.	1,934,781	89,077
*	Welbilt Inc.	3,746,466	88,979
	Comfort Systems USA Inc.	996,222	88,674
*	Shift4 Payments Inc. Class A	1,420,453	87,969
	Aerojet Rocketdyne Holdings Inc.	2,175,698	85,614
	EVERTEC Inc.	2,085,558	85,362
	Badger Meter Inc.	850,764	84,830
	Hillenbrand Inc.	1,883,119	83,177
	Trinity Industries Inc.	2,419,397	83,130
	UniFirst Corp.	442,043	81,460
*	Alight Inc. Class A	8,071,202	80,308
	Maxar Technologies Inc.	2,011,388	79,369
	Albany International Corp. Class A	932,375	78,618
*	Dycom Industries Inc.	820,092	78,122
	Bread Financial Holdings Inc.	1,383,602	77,689
*	AZEK Co. Inc. Class A	3,090,414	76,766
	Forward Air Corp.	779,858	76,254
	Otter Tail Corp.	1,205,132	75,321
*	Kratos Defense & Security Solutions Inc.	3,666,004	75,080
	Moog Inc. Class A	845,719	74,254
*	Meritor Inc.	2,051,549	72,974
	Altra Industrial Motion Corp.	1,865,582	72,627
*	Air Transport Services Group Inc.	2,152,272	71,993
	Belden Inc.	1,298,807	71,954
*	Hub Group Inc. Class A	930,434	71,839
*	Atlas Air Worldwide Holdings Inc.	831,036	71,777

		Shares	Market Value ($000)
*	Verra Mobility Corp. Class A	4,294,225	69,910
	ManTech International Corp. Class A	797,821	68,764
	Installed Building Products Inc.	812,186	68,622
	Kennametal Inc.	2,387,932	68,319
*	Itron Inc.	1,289,933	67,954
	AAON Inc.	1,217,839	67,870
	Werner Enterprises Inc.	1,648,101	67,572
	Terex Corp.	1,888,126	67,331
	Helios Technologies Inc.	832,384	66,799
*,1	Nikola Corp.	6,116,519	65,508
	Kadant Inc.	331,285	64,332
	Encore Wire Corp.	556,736	63,507
*,1	Rocket Lab USA Inc.	7,832,621	63,053
*	AeroVironment Inc.	668,568	62,939
*	SPX Corp.	1,247,438	61,636
	Brady Corp. Class A	1,320,865	61,116
*	Masonite International Corp.	685,738	60,990
*	O-I Glass Inc.	4,604,552	60,688
*	CBIZ Inc.	1,432,751	60,133
	McGrath RentCorp	702,458	59,695
	Federal Signal Corp.	1,765,766	59,595
	Mueller Water Products Inc. Class A	4,552,854	58,823
*	GMS Inc.	1,172,294	58,345
	EnPro Industries Inc.	595,050	58,154
	ArcBest Corp.	715,072	57,563
*	Flywire Corp.	1,874,645	57,327
	Barnes Group Inc.	1,389,288	55,835
	Greif Inc. Class A	852,837	55,486
*,1	Virgin Galactic Holdings Inc.	5,437,890	53,726
	CSW Industrials Inc.	456,693	53,703
	ESCO Technologies Inc.	759,307	53,091
*	Veritiv Corp.	395,903	52,889
*	Marqeta Inc. Class A	4,751,836	52,460
*	JELD-WEN Holding Inc.	2,513,190	50,967
*	Ferro Corp.	2,315,163	50,332
	Lindsay Corp.	318,714	50,041
	ICF International Inc.	521,872	49,129
	Alamo Group Inc.	338,941	48,736
*,1	CryoPort Inc.	1,390,131	48,529
*	Green Dot Corp. Class A	1,740,765	47,836
	Greenbrier Cos. Inc.	919,276	47,352
*	AAR Corp.	976,402	47,287
*	NV5 Global Inc.	353,578	47,132
	ADT Inc.	6,154,906	46,716
*	Vicor Corp.	651,711	45,978
*	Triumph Group Inc.	1,795,816	45,398
*	Proto Labs Inc.	854,866	45,222
*	MYR Group Inc.	480,567	45,192
	TTEC Holdings Inc.	539,511	44,520
*	Hayward Holdings Inc.	2,654,001	44,109
*	Gates Industrial Corp. plc	2,915,593	43,909
*	Cornerstone Building Brands Inc.	1,793,393	43,615
*,1	Proterra Inc.	5,758,317	43,303
	Granite Construction Inc.	1,309,969	42,967
*	OSI Systems Inc.	486,369	41,400
	Kforce Inc.	549,992	40,683
*,1	Joby Aviation Inc.	6,126,976	40,561
	Tennant Co.	513,787	40,486

		Shares	Market Value ($000)
*	TriMas Corp.	1,247,361	40,028
	Patrick Industries Inc.	663,214	39,992
	H&E Equipment Services Inc.	916,742	39,897
*	Payoneer Global Inc.	8,910,092	39,739
*	Gibraltar Industries Inc.	915,565	39,323
	Enerpac Tool Group Corp. Class A	1,765,184	38,640
	Deluxe Corp.	1,250,886	37,827
	Schneider National Inc. Class B	1,479,472	37,727
*	Montrose Environmental Group Inc.	693,096	36,686
	Mesa Laboratories Inc.	143,353	36,538
*,1	Legalzoom.com Inc.	2,579,651	36,476
*	CoreCivic Inc.	3,248,754	36,289
*	Hillman Solutions Corp.	3,006,684	35,719
	Standex International Corp.	355,493	35,521
*	Core & Main Inc. Class A	1,452,465	35,135
	Primoris Services Corp.	1,465,637	34,911
	Shyft Group Inc.	956,343	34,534
	Kaman Corp.	792,645	34,464
*	Repay Holdings Corp. Class A	2,333,169	34,461
	AZZ Inc.	687,640	33,172
*,1	TuSimple Holdings Inc. Class A	2,683,926	32,744
	Apogee Enterprises Inc.	689,558	32,726
	Columbus McKinnon Corp.	768,497	32,584
*	ZipRecruiter Inc. Class A	1,386,967	31,872
*	First Advantage Corp.	1,578,471	31,869
	Pitney Bowes Inc.	6,063,213	31,529
*,1	Desktop Metal Inc. Class A	6,632,457	31,438
*	Aspen Aerogels Inc.	910,243	31,385
*	Evo Payments Inc. Class A	1,347,771	31,120
*	TaskUS Inc. Class A	781,246	30,047
*	PGT Innovations Inc.	1,662,830	29,898
*	Construction Partners Inc. Class A	1,141,590	29,887
	Marten Transport Ltd.	1,680,269	29,842
*	Energy Recovery Inc.	1,452,044	29,244
	Griffon Corp.	1,448,198	29,007
*	Huron Consulting Group Inc.	622,781	28,530
*	FARO Technologies Inc.	546,761	28,388
*	Ranpak Holdings Corp. Class A	1,379,979	28,193
*	Cimpress plc	430,463	27,373
	Astec Industries Inc.	634,490	27,283
*	TrueBlue Inc.	941,732	27,207
*	Donnelley Financial Solutions Inc.	797,502	26,525
*	Great Lakes Dredge & Dock Corp.	1,808,302	25,370
	International Seaways Inc.	1,379,284	24,882
*	American Woodmark Corp.	466,246	22,823
	Douglas Dynamics Inc.	642,221	22,214
	Myers Industries Inc.	1,027,079	22,185
*	Cross Country Healthcare Inc.	1,020,354	22,111
	Heidrick & Struggles International Inc.	557,140	22,052
	Gorman-Rupp Co.	613,471	22,011
*	Titan International Inc.	1,467,516	21,616
	Kelly Services Inc. Class A	976,875	21,188
*	Sterling Construction Co. Inc.	778,196	20,856
*	SP Plus Corp.	662,015	20,761
	Wabash National Corp.	1,392,656	20,667
	Quanex Building Products Corp.	979,294	20,555
*	BTRS Holdings Inc.	2,739,083	20,488
*	BlueLinx Holdings Inc.	275,921	19,833

		Shares	Market Value ($000)
	Insteel Industries Inc.	533,587	19,737
*	Conduent Inc.	3,783,231	19,521
	Heartland Express Inc.	1,378,854	19,400
*,1	Workhorse Group Inc.	3,865,882	19,329
*,1	Mirion Technologies Inc.	2,357,098	19,022
*	Forrester Research Inc.	334,971	18,899
	Chase Corp.	215,986	18,771
*,1	Eagle Bulk Shipping Inc.	272,722	18,575
*,1	CS Disco Inc.	538,786	18,303
*	International Money Express Inc.	884,570	18,231
*,1	PureCycle Technologies Inc.	2,276,070	18,209
*	BrightView Holdings Inc.	1,278,201	17,396
*	Napco Security Technologies Inc.	844,758	17,334
	Argan Inc.	426,094	17,295
	CRA International Inc.	202,089	17,028
*	CIRCOR International Inc.	623,374	16,594
*,1	Blade Air Mobility Inc.	1,952,824	16,579
*	Transcat Inc.	203,630	16,523
*	Titan Machinery Inc.	579,374	16,373
*	Ducommun Inc.	309,233	16,201
	Barrett Business Services Inc.	207,068	16,042
*	Franklin Covey Co.	349,590	15,808
	Resources Connection Inc.	902,634	15,471
*	Manitowoc Co. Inc.	1,024,616	15,451
*	Thermon Group Holdings Inc.	953,664	15,449
*	Custom Truck One Source Inc.	1,831,243	15,364
*,1	AEye Inc.	2,759,400	15,094
*	Advantage Solutions Inc.	2,238,939	14,284
*,1	Aurora Innovation Inc.	2,524,733	14,113
*,1	Hyzon Motors Inc.	2,193,000	14,013
	Ennis Inc.	753,144	13,911
	Cass Information Systems Inc.	373,170	13,774
*	Modine Manufacturing Co.	1,511,225	13,616
	VSE Corp.	291,711	13,445
*	Daseke Inc.	1,310,814	13,200
*,1	Danimer Scientific Inc.	2,243,322	13,146
*	DXP Enterprises Inc.	478,217	12,955
	REV Group Inc.	946,461	12,683
*,1	Markforged Holding Corp.	3,117,400	12,438
*	Tutor Perini Corp.	1,131,073	12,216
*	Babcock & Wilcox Enterprises Inc.	1,489,805	12,157
*	I3 Verticals Inc. Class A	435,659	12,137
*,1	Latch Inc.	2,820,819	12,045
*	Paya Holdings Inc.	2,051,540	12,022
*,1	Astra Space Inc.	3,043,100	11,746
*	HireRight Holdings Corp.	676,654	11,571
	National Presto Industries Inc.	150,334	11,568
*	Vectrus Inc.	313,424	11,239
*	Yellow Corp.	1,598,439	11,205
*	Cantaloupe Inc.	1,644,546	11,134
*,1	Infrastructure & Energy Alternatives Inc.	931,983	11,044
*	Hyliion Holdings Corp.	2,481,680	10,994
	Kronos Worldwide Inc.	706,260	10,961
*	Vishay Precision Group Inc.	340,379	10,943
*	Sterling Check Corp.	412,475	10,902
*,1	Atlas Technical Consultants Inc. Class A	880,011	10,595
*	Perella Weinberg Partners Class A	1,112,131	10,510
	Allied Motion Technologies Inc.	350,082	10,446

		Shares	Market Value ($000)
*,1	Skillsoft Corp.	1,716,308	10,366
*	Willdan Group Inc.	335,760	10,304
*,1	Velo3D Inc.	1,092,636	10,172
	Pactiv Evergreen Inc.	995,789	10,018
*	ShotSpotter Inc.	359,815	9,974
*,1	Lightning eMotors Inc.	1,734,514	9,887
*	Loyalty Ventures Inc.	590,671	9,764
*	Enovix Corp.	670,383	9,566
*	IES Holdings Inc.	235,697	9,475
	Information Services Group Inc.	1,350,233	9,195
*,1	Paymentus Holdings Inc. Class A	424,586	8,950
*	Radiant Logistics Inc.	1,368,861	8,720
*	DHI Group Inc.	1,461,174	8,694
	Miller Industries Inc.	308,152	8,678
*	Blue Bird Corp.	456,096	8,584
*	AerSale Corp.	530,192	8,335
	Hyster-Yale Materials Handling Inc.	242,984	8,069
*	Commercial Vehicle Group Inc.	928,491	7,846
*	Astronics Corp.	603,971	7,809
*	Atlanticus Holdings Corp.	150,156	7,777
*	Vivint Smart Home Inc.	1,109,518	7,500
*	Luna Innovations Inc.	962,690	7,422
	Park Aerospace Corp.	561,647	7,329
*	Acacia Research Corp.	1,536,874	6,931
*,1	Velodyne Lidar Inc.	2,662,961	6,817
*	PFSweb Inc.	594,902	6,800
*,1	Spire Global Inc.	3,194,292	6,708
*	Huttig Building Products Inc.	600,943	6,406
*	AvidXchange Holdings Inc.	775,961	6,246
*	Momentus Inc.	1,950,745	6,223
*	Covenant Logistics Group Inc. Class A	287,706	6,194
	United States Lime & Minerals Inc.	52,084	6,044
*	Quad/Graphics Inc.	863,500	5,993
*,1	Sarcos Technology & Robotics Corp.	890,738	5,923
*	Twin Disc Inc.	338,279	5,629
*	Hudson Technologies Inc.	902,379	5,604
*	USA Truck Inc.	269,651	5,555
*	PAM Transportation Services Inc.	159,606	5,546
	Powell Industries Inc.	279,533	5,429
*	Archer Aviation Inc. Class A	1,126,516	5,419
	Hurco Cos. Inc.	168,308	5,305
*	Target Hospitality Corp.	883,697	5,302
*	Evolv Technologies Holdings Inc.	1,977,460	5,240
*	DLH Holdings Corp.	268,475	5,085
*	INNOVATE Corp.	1,371,804	5,062
*	Lawson Products Inc.	129,478	4,990
*	Concrete Pumping Holdings Inc.	737,042	4,938
*	Performant Financial Corp.	1,571,345	4,887
*,1	Rekor Systems Inc.	1,063,950	4,852
*	CECO Environmental Corp.	843,032	4,628
*	L B Foster Co. Class A	298,585	4,589
*	Bowman Consulting Group Ltd. Class A	278,036	4,571
*,1	Agrify Corp.	953,264	4,414
*,1	Eos Energy Enterprises Inc.	1,055,795	4,413
	LSI Industries Inc.	728,530	4,371
*,1	Moneylion Inc.	1,682,558	4,223
*	Berkshire Grey Inc.	1,427,658	4,112
	Greif Inc. Class B	62,651	3,995

		Shares	Market Value ($000)
*	ServiceSource International Inc.	3,062,915	3,982
	ARC Document Solutions Inc.	1,010,004	3,939
*	Horizon Global Corp.	689,607	3,938
*,1	Byrna Technologies Inc.	479,709	3,919
*,1	Enjoy Technology Inc.	1,024,765	3,894
*	Iteris Inc.	1,300,466	3,875
	Universal Logistics Holdings Inc.	190,758	3,844
	BGSF Inc.	281,551	3,708
*	Gencor Industries Inc.	357,091	3,671
*,1	Cadre Holdings Inc.	146,800	3,605
*	Overseas Shipholding Group Inc. Class A	1,723,796	3,603
[1]	HireQuest Inc.	187,428	3,584
	Park-Ohio Holdings Corp.	249,800	3,515
*	Mistras Group Inc.	526,942	3,483
*	Xos Inc.	1,005,889	3,008
*	Manitex International Inc.	396,585	2,887
*	US Xpress Enterprises Inc. Class A	737,548	2,862
*	Volt Information Sciences Inc.	458,889	2,744
*	Hudson Global Inc.	66,585	2,708
*	Karat Packaging Inc.	133,764	2,655
*	Usio Inc.	740,200	2,650
*,1	Soluna Holdings Inc.	236,428	2,603
	Innovative Solutions & Support Inc.	317,008	2,555
*,1	Orbital Energy Group Inc.	1,375,119	2,530
*	EVI Industries Inc.	132,321	2,460
*,1	BitNile Holdings Inc.	2,808,364	2,368
*,1	Energous Corp.	1,931,682	2,318
*,1	Biotricity Inc.	1,017,800	2,310
	Graham Corp.	298,776	2,304
*	Hill International Inc.	1,410,112	2,298
*,1	Priority Technology Holdings Inc.	396,038	2,277
*	Smith-Midland Corp.	127,058	2,255
*	Core Molding Technologies Inc.	209,461	2,254
*	RCM Technologies Inc.	227,673	2,245
*,1	Ipsidy Inc.	569,849	2,234
*	Orion Energy Systems Inc.	779,150	2,182
*,1	Redwire Corp.	252,516	2,141
*	Mayville Engineering Co. Inc.	223,635	2,095
*	Willis Lease Finance Corp.	62,993	2,028
*	Orion Group Holdings Inc.	803,756	1,993
*,1	View Inc.	1,081,605	1,990
*	Frequency Electronics Inc.	228,179	1,985
*,1	IZEA Worldwide Inc.	1,191,847	1,978
*,1	FreightCar America Inc.	329,338	1,946
*	CPI Card Group Inc.	129,785	1,882
*,1	MICT Inc.	3,024,389	1,848
*,1	Wrap Technologies Inc.	665,739	1,797
*	RF Industries Ltd.	249,088	1,796
*,1	Paysign Inc.	898,624	1,770
*	Ultralife Corp.	320,851	1,723
*	GEE Group Inc.	3,114,781	1,720
*,1	Lightbridge Corp.	199,733	1,668
*,1	Alpha Pro Tech Ltd.	386,631	1,624
*	VirTra Inc.	262,879	1,604
*	Limbach Holdings Inc.	230,117	1,599
*	Team Inc.	713,063	1,576
*	StarTek Inc.	351,627	1,558
*	Research Solutions Inc.	718,607	1,531

		Shares	Market Value ($000)
*	BlackSky Technology Inc.	694,436	1,312
*	LS Starrett Co. Class A	164,541	1,265
*,1	Shapeways Holdings Inc.	433,187	1,239
*	CPI Aerostructures Inc.	418,128	1,233
*,1	Electric Last Mile Solutions Inc.	847,735	1,212
*,1	Coda Octopus Group Inc.	183,570	1,206
*	LightPath Technologies Inc. Class A	592,317	1,167
*,1	Digital Ally Inc.	1,055,808	1,151
*	ALJ Regional Holdings Inc.	437,412	1,146
*,1	Katapult Holdings Inc.	481,394	1,146
*,1	GreenBox POS	270,686	1,142
*,1	Sono-Tek Corp.	157,600	1,064
*,1	AIkido Pharma Inc.	2,253,552	1,014
*	ClearSign Technologies Corp.	588,394	959
*,1	Odyssey Marine Exploration Inc.	128,268	854
*,1	Astrotech Corp.	1,172,756	845
*,1	Broadwind Inc.	388,758	844
*	Sypris Solutions Inc.	286,226	770
	Where Food Comes From Inc.	68,560	765
*,1	DSS Inc.	1,333,662	764
*,1	Williams Industrial Services Group Inc.	381,626	759
*	Air T Inc.	32,860	748
*	Ballantyne Strong Inc.	226,990	699
*,1	Fuel Tech Inc.	473,281	686
*	AgEagle Aerial Systems Inc.	544,936	648
	Pioneer Power Solutions Inc.	107,157	606
*	Armstrong Flooring Inc.	411,394	588
*	Air Industries Group	702,427	586
*	Wireless Telecom Group Inc.	339,257	584
	Preformed Line Products Co.	8,400	533
	Espey Manufacturing & Electronics Corp.	36,520	508
	Autoscope Technologies Corp.	79,282	500
	Taitron Components Inc. Class A	126,100	484
*	TSR Inc.	50,537	467
*	Toughbuilt Industries Inc.	2,647,153	462
*,1	ShiftPixy Inc.	588,101	459
*,1	AmpliTech Group Inc.	132,700	446
*,1	TOMI Environmental Solutions Inc.	447,022	406
*	ENGlobal Corp.	288,717	375
*	Bio-key International Inc.	138,179	332
*,1	Applied DNA Sciences Inc.	120,114	257
*,1	SG Blocks Inc.	122,327	239
*	Cemtrex Inc.	375,912	237
*	Jewett-Cameron Trading Co. Ltd.	33,538	233
*	Socket Mobile Inc.	53,500	215
*	LGL Group Inc.	13,749	151
*	OLB Group Inc.	70,039	123
*	Servotronics Inc.	8,333	122
*	P&F Industries Inc. Class A	19,462	117
*,1	Polar Power Inc.	25,530	82
*	Staffing 360 Solutions Inc.	89,436	72
*	Remitly Global Inc.	3,469	34
*	Schmitt Industries Inc.	5,581	27
	Ardagh Group SA Class A	37	1
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	1
*,2	Patriot National Inc.	129,819	—
			165,469,162

		Shares	Market Value ($000)
Real Estate (3.7%)
	Prologis Inc.	21,356,161	3,448,593
	American Tower Corp.	13,146,200	3,302,588
	Crown Castle International Corp.	12,474,384	2,302,771
	Equinix Inc.	2,618,111	1,941,643
	Public Storage	4,306,582	1,680,773
	Simon Property Group Inc.	9,885,837	1,300,581
	Welltower Inc.	12,912,754	1,241,432
	Realty Income Corp.	17,078,075	1,183,511
	Digital Realty Trust Inc.	8,211,080	1,164,331
	SBA Communications Corp.	3,139,245	1,080,214
	AvalonBay Communities Inc.	4,027,537	1,000,319
	Alexandria Real Estate Equities Inc.	4,615,541	928,878
	Equity Residential	10,302,261	926,379
*	CBRE Group Inc. Class A	9,160,976	838,413
	Weyerhaeuser Co.	21,534,284	816,149
	Extra Space Storage Inc.	3,859,475	793,508
*	CoStar Group Inc.	11,399,509	759,321
	Ventas Inc.	11,545,852	713,072
	Invitation Homes Inc.	17,521,432	704,011
	Mid-America Apartment Communities Inc.	3,333,374	698,175
	Essex Property Trust Inc.	1,876,612	648,332
	Duke Realty Corp.	11,017,449	639,673
	VICI Properties Inc.	21,587,953	614,393
	Sun Communities Inc.	3,339,761	585,427
	Healthpeak Properties Inc.	15,532,319	533,224
	UDR Inc.	9,154,754	525,208
	Boston Properties Inc.	4,054,330	522,198
	Camden Property Trust	2,973,146	494,137
	Iron Mountain Inc.	8,369,065	463,730
	WP Carey Inc.	5,504,380	444,974
	Kimco Realty Corp.	17,779,837	439,162
*	Host Hotels & Resorts Inc.	20,641,964	401,073
	Equity LifeStyle Properties Inc.	4,808,214	367,732
	Medical Properties Trust Inc.	17,276,704	365,230
	American Homes 4 Rent Class A	8,830,943	353,503
	Regency Centers Corp.	4,928,152	351,574
*	Jones Lang LaSalle Inc.	1,451,881	347,667
	Rexford Industrial Realty Inc.	4,625,949	345,050
	Life Storage Inc.	2,362,940	331,828
	CubeSmart	6,305,710	328,086
	Gaming & Leisure Properties Inc.	6,752,212	316,881
	Lamar Advertising Co. Class A	2,503,017	290,800
	Federal Realty Investment Trust	2,266,431	276,663
	Kilroy Realty Corp.	3,350,531	256,048
	EastGroup Properties Inc.	1,187,135	241,321
	Apartment Income REIT Corp.	4,496,391	240,377
*	Zillow Group Inc. Class C	4,787,115	235,957
	First Industrial Realty Trust Inc.	3,788,551	234,549
	National Retail Properties Inc.	5,056,770	227,251
	Vornado Realty Trust	4,998,121	226,515
	American Campus Communities Inc.	4,010,283	224,456
	Brixmor Property Group Inc.	8,576,050	221,348
	Americold Realty Trust	7,749,597	216,059
	Omega Healthcare Investors Inc.	6,900,404	215,017
	STAG Industrial Inc.	5,127,199	212,010
	STORE Capital Corp.	7,081,133	206,982
	Healthcare Trust of America Inc. Class A	6,367,797	199,567

		Shares	Market Value ($000)
	Cousins Properties Inc.	4,282,898	172,558
	Rayonier Inc.	4,132,085	169,911
	Spirit Realty Capital Inc.	3,686,864	169,669
[1]	Independence Realty Trust Inc.	6,396,259	169,117
	Terreno Realty Corp.	2,196,468	162,648
	Douglas Emmett Inc.	4,814,714	160,908
	SL Green Realty Corp.	1,873,435	152,085
	Innovative Industrial Properties Inc.	739,476	151,888
	National Storage Affiliates Trust	2,353,473	147,704
	Kite Realty Group Trust	6,305,809	143,583
*	Ryman Hospitality Properties Inc.	1,511,785	140,248
	Highwoods Properties Inc.	3,017,130	138,004
	Agree Realty Corp.	2,077,065	137,834
*	Park Hotels & Resorts Inc.	6,761,686	132,056
	LXP Industrial Trust	8,339,360	130,928
*	Howard Hughes Corp.	1,199,214	124,251
	Hudson Pacific Properties Inc.	4,404,498	122,225
	Healthcare Realty Trust Inc.	4,398,551	120,872
*	Outfront Media Inc.	4,189,011	119,094
	EPR Properties	2,171,679	118,813
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,471,778	117,236
	Physicians Realty Trust	6,615,387	116,034
	Phillips Edison & Co. Inc.	3,288,627	113,096
	Apple Hospitality REIT Inc.	6,272,992	112,726
*	DigitalBridge Group Inc.	14,608,182	105,179
	JBG SMITH Properties	3,581,101	104,640
*	Opendoor Technologies Inc.	11,833,260	102,358
	PotlatchDeltic Corp.	1,891,746	99,752
	PS Business Parks Inc.	591,469	99,414
	Sabra Health Care REIT Inc.	6,626,470	98,668
	Broadstone Net Lease Inc.	4,433,621	96,564
	Pebblebrook Hotel Trust	3,894,207	95,330
	Uniti Group Inc.	6,900,576	94,952
	Corporate Office Properties Trust	3,234,754	92,320
*	Cushman & Wakefield plc	4,491,594	92,123
	Essential Properties Realty Trust Inc.	3,621,348	91,620
	Equity Commonwealth	3,160,327	89,153
	SITE Centers Corp.	5,241,972	87,593
	Kennedy-Wilson Holdings Inc.	3,391,313	82,714
	Macerich Co.	5,275,917	82,515
	Newmark Group Inc. Class A	4,949,322	78,793
*	Sunstone Hotel Investors Inc.	6,346,361	74,760
	National Health Investors Inc.	1,247,995	73,644
	Brandywine Realty Trust	5,053,576	71,458
	RLJ Lodging Trust	5,060,143	71,247
*	Zillow Group Inc. Class A	1,379,265	66,522
	Washington REIT	2,578,379	65,749
	Retail Opportunity Investments Corp.	3,331,000	64,588
*	Xenia Hotels & Resorts Inc.	3,313,968	63,926
	Four Corners Property Trust Inc.	2,345,283	63,416
*	DiamondRock Hospitality Co.	6,185,755	62,476
	Urban Edge Properties	3,258,033	62,228
	Piedmont Office Realty Trust Inc. Class A	3,598,881	61,973
	Paramount Group Inc.	5,535,463	60,392
	NexPoint Residential Trust Inc.	663,875	59,955
	St. Joe Co.	961,872	56,981
*,1	Compass Inc. Class A	7,205,991	56,639
*	InvenTrust Properties Corp.	1,834,154	56,455

		Shares	Market Value ($000)
	Acadia Realty Trust	2,570,220	55,697
*	Realogy Holdings Corp.	3,446,016	54,034
*	Redfin Corp.	2,986,984	53,885
	CareTrust REIT Inc.	2,773,160	53,522
	American Assets Trust Inc.	1,403,112	53,164
	Easterly Government Properties Inc. Class A	2,445,461	51,697
	Tanger Factory Outlet Centers Inc.	2,902,872	49,900
	Global Net Lease Inc.	3,162,797	49,751
	Empire State Realty Trust Inc. Class A	4,931,671	48,429
	Alexander & Baldwin Inc.	2,001,526	46,415
	LTC Properties Inc.	1,165,659	44,843
	Service Properties Trust	5,055,065	44,636
	Industrial Logistics Properties Trust	1,857,153	42,102
[1]	eXp World Holdings Inc.	1,966,831	41,638
	Centerspace	404,611	39,700
*	Veris Residential Inc.	2,253,063	39,181
*	Marcus & Millichap Inc.	731,340	38,527
	Preferred Apartment Communities Inc.	1,501,551	37,449
	Office Properties Income Trust	1,404,933	36,149
	UMH Properties Inc.	1,403,441	34,511
	RPT Realty	2,486,155	34,234
	Gladstone Land Corp.	924,200	33,659
*	Radius Global Infrastructure Inc.	2,226,307	31,792
	Getty Realty Corp.	1,094,835	31,334
*	Summit Hotel Properties Inc.	3,131,210	31,187
	Apartment Investment & Management Co. Class A	4,185,758	30,640
	Necessity Retail REIT Inc. Class A	3,805,655	30,103
	Safehold Inc.	540,359	29,963
	Community Healthcare Trust Inc.	693,126	29,257
	Global Medical REIT Inc.	1,743,365	28,452
	Armada Hoffler Properties Inc.	1,948,691	28,451
	NETSTREIT Corp.	1,225,024	27,490
	Plymouth Industrial REIT Inc.	969,058	26,261
	Gladstone Commercial Corp.	1,103,297	24,295
*	Orion Office REIT Inc.	1,618,226	22,655
	GEO Group Inc.	3,338,600	22,068
	Diversified Healthcare Trust	6,721,070	21,507
	City Office REIT Inc.	1,177,279	20,791
	Universal Health Realty Income Trust	354,893	20,715
	Saul Centers Inc.	386,580	20,373
	Ares Commercial Real Estate Corp.	1,291,539	20,045
	Bluerock Residential Growth REIT Inc. Class A	746,308	19,829
*	CBL & Associates Properties Inc.	567,300	18,658
*	Chatham Lodging Trust	1,344,154	18,536
	Whitestone REIT	1,390,182	18,420
	Franklin Street Properties Corp.	2,758,628	16,276
	Alexander's Inc.	58,505	14,991
	Farmland Partners Inc.	1,088,998	14,974
*	Bridge Investment Group Holdings Inc. Class A	724,505	14,744
*	Seritage Growth Properties Class A	1,158,667	14,669
	Urstadt Biddle Properties Inc. Class A	772,832	14,537
	RE/MAX Holdings Inc. Class A	518,441	14,376
	One Liberty Properties Inc.	465,296	14,326
	RMR Group Inc. Class A	442,978	13,777
*	Douglas Elliman Inc.	1,827,267	13,339
*,1	Braemar Hotels & Resorts Inc.	1,960,172	12,114
	CatchMark Timber Trust Inc. Class A	1,392,325	11,417
*	Tejon Ranch Co.	597,450	10,909

		Shares	Market Value ($000)
[1]	CTO Realty Growth Inc.	164,401	10,903
*	Hersha Hospitality Trust Class A	1,071,995	9,734
*	Stratus Properties Inc.	224,041	9,652
*	Forestar Group Inc.	506,605	8,997
*	FRP Holdings Inc.	155,398	8,982
	Postal Realty Trust Inc. Class A	503,103	8,462
	Cedar Realty Trust Inc.	296,658	8,200
	BRT Apartments Corp.	311,104	7,457
	Alpine Income Property Trust Inc.	385,983	7,256
*	Vidler Water Resouces Inc.	456,416	7,047
*	Ashford Hospitality Trust Inc.	689,150	7,029
*,1	Offerpad Solutions Inc.	1,105,383	5,560
[1]	New York City REIT Inc. Class A	399,177	5,269
	Urstadt Biddle Properties Inc.	222,591	3,864
	Clipper Realty Inc.	405,295	3,676
*	Power REIT	78,916	3,108
*	Fathom Holdings Inc.	228,611	2,446
*	Maui Land & Pineapple Co. Inc.	189,318	2,103
*	Altisource Portfolio Solutions SA	175,265	2,073
	Global Self Storage Inc.	319,661	1,790
	Indus Realty Trust Inc.	24,347	1,780
	Retail Value Inc.	531,594	1,627
*	Trinity Place Holdings Inc.	753,758	1,432
*,1	Rafael Holdings Inc. Class B	420,549	1,056
*	AMREP Corp.	73,876	999
*	Comstock Holding Cos. Inc. Class A	164,051	960
[1]	CorEnergy Infrastructure Trust Inc.	307,228	943
*,1	Pennsylvania REIT	1,271,858	802
*,2	Spirit MTA REIT	2,854,330	764
*	Sotherly Hotels Inc.	337,859	696
*,1	Harbor Custom Development Inc.	238,273	543
*	Alset EHome International Inc.	925,766	426
	Presidio Property Trust Inc. Class A	110,319	409
*,1	Avalon GloboCare Corp.	503,819	353
*	Wheeler REIT Inc.	130,830	301
*,2	New York REIT Liquidating LLC	19,100	217
	Creative Media & Community Trust Corp.	16,136	125
*	JW Mays Inc.	1,422	55
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	23
			47,871,762
Technology (27.4%)
	Apple Inc.	447,571,915	78,150,532
	Microsoft Corp.	216,431,478	66,727,989
*	Alphabet Inc. Class A	8,680,264	24,142,852
*	Alphabet Inc. Class C	7,747,882	21,639,757
	NVIDIA Corp.	68,561,919	18,707,805
*	Meta Platforms Inc. Class A	66,657,931	14,822,058
	Broadcom Inc.	11,234,691	7,074,260
*	Adobe Inc.	13,616,044	6,203,742
	Intel Corp.	117,563,968	5,826,470
*	Salesforce Inc.	27,012,570	5,735,309
*	Advanced Micro Devices Inc.	46,975,492	5,136,300
	QUALCOMM Inc.	32,535,201	4,972,029
	Texas Instruments Inc.	26,668,336	4,893,106
	Intuit Inc.	7,761,877	3,732,221
	Oracle Corp.	42,404,313	3,508,109
	International Business Machines Corp.	25,956,499	3,374,864
	Applied Materials Inc.	25,497,299	3,360,544

		Shares	Market Value ($000)
*	ServiceNow Inc.	5,774,566	3,215,798
*	Micron Technology Inc.	32,321,352	2,517,510
	Analog Devices Inc.	15,111,784	2,496,164
	Lam Research Corp.	4,026,894	2,164,898
*	Palo Alto Networks Inc.	2,842,038	1,769,197
	Marvell Technology Inc.	24,360,207	1,746,870
*	Snowflake Inc. Class A	7,513,629	1,721,598
	KLA Corp.	4,350,665	1,592,604
*	Synopsys Inc.	4,417,471	1,472,211
	Roper Technologies Inc.	3,045,210	1,438,040
*	Fortinet Inc.	4,008,525	1,369,873
*	Autodesk Inc.	6,348,994	1,360,907
	Cognizant Technology Solutions Corp. Class A	15,128,941	1,356,612
*	Workday Inc. Class A	5,568,961	1,333,543
*	Cadence Design Systems Inc.	8,008,524	1,317,082
	Amphenol Corp. Class A	17,302,187	1,303,720
*	Crowdstrike Holdings Inc. Class A	5,709,824	1,296,587
*	Snap Inc. Class A	35,593,162	1,280,998
	TE Connectivity Ltd.	9,392,689	1,230,254
	Microchip Technology Inc.	16,034,205	1,204,810
	HP Inc.	30,344,138	1,101,492
*	Datadog Inc. Class A	7,049,748	1,067,825
*	Cloudflare Inc. Class A	7,213,860	863,499
*	Match Group Inc.	7,810,479	849,312
*	Twitter Inc.	21,926,539	848,338
*	DoorDash Inc. Class A	7,198,525	843,595
*	Twilio Inc. Class A	4,962,795	817,918
*	MongoDB Inc.	1,832,478	812,869
	Corning Inc.	21,956,714	810,422
*	ANSYS Inc.	2,515,790	799,141
*	ON Semiconductor Corp.	12,500,493	782,656
	CDW Corp.	3,913,693	700,121
*	Zoom Video Communications Inc. Class A	5,939,557	696,294
*	VMware Inc. Class A	6,070,092	691,201
*	Palantir Technologies Inc. Class A	50,174,486	688,896
*	Splunk Inc.	4,588,239	681,858
*	Gartner Inc.	2,257,004	671,368
*	Okta Inc.	4,280,745	646,221
	Skyworks Solutions Inc.	4,739,818	631,723
	Hewlett Packard Enterprise Co.	37,527,806	627,090
*	HubSpot Inc.	1,302,483	618,601
	Monolithic Power Systems Inc.	1,266,941	615,328
*	VeriSign Inc.	2,703,989	601,529
*	Unity Software Inc.	5,945,706	589,874
*	Zscaler Inc.	2,423,960	584,853
*	DocuSign Inc.	5,420,759	580,672
*	Akamai Technologies Inc.	4,692,570	560,246
	Teradyne Inc.	4,686,631	554,100
	Seagate Technology Holdings plc	6,017,441	540,968
	NetApp Inc.	6,401,156	531,296
*	Tyler Technologies Inc.	1,192,200	530,398
	Entegris Inc.	3,911,758	513,457
*	Paycom Software Inc.	1,476,894	511,567
	SS&C Technologies Holdings Inc.	6,249,900	468,868
*	EPAM Systems Inc.	1,563,104	463,632
*	ZoomInfo Technologies Inc. Class A	7,577,327	452,670
	Leidos Holdings Inc.	4,051,575	437,651
*	Western Digital Corp.	8,579,218	425,958

		Shares	Market Value ($000)
	NortonLifeLock Inc.	15,990,898	424,079
*	Zendesk Inc.	3,513,996	422,699
*	Wolfspeed Inc.	3,600,089	409,906
*	Pinterest Inc. Class A	16,472,673	405,392
*	GoDaddy Inc. Class A	4,820,721	403,494
*	Dell Technologies Inc. Class C	7,979,333	400,483
*	Qorvo Inc.	3,135,400	389,103
*	F5 Inc.	1,758,276	367,392
	Citrix Systems Inc.	3,629,328	366,199
*	PTC Inc.	3,029,467	326,334
*	Aspen Technology Inc.	1,930,293	319,213
*	RingCentral Inc. Class A	2,414,224	282,971
*	Pure Storage Inc. Class A	7,953,846	280,850
*	Dynatrace Inc.	5,763,683	271,469
*	Ceridian HCM Holding Inc.	3,945,167	269,692
*	Anaplan Inc.	4,051,068	263,522
*,1	AppLovin Corp. Class A	4,707,911	259,265
	Bentley Systems Inc. Class B	5,849,262	258,420
*	Manhattan Associates Inc.	1,823,728	252,969
*	Black Knight Inc.	4,259,269	246,995
*	Lattice Semiconductor Corp.	3,952,395	240,898
*	Avalara Inc.	2,410,676	239,886
*	Arrow Electronics Inc.	1,950,297	231,364
*	DXC Technology Co.	7,056,487	230,253
*	IAC/InterActiveCorp	2,293,084	229,950
	Jabil Inc.	3,715,906	229,383
*	Synaptics Inc.	1,148,403	229,106
*	Guidewire Software Inc.	2,398,304	226,928
	Universal Display Corp.	1,334,161	222,738
*	II-VI Inc.	3,065,794	222,239
	KBR Inc.	4,022,020	220,125
*	Coupa Software Inc.	2,151,515	218,658
*	Five9 Inc.	1,956,864	216,038
*	CACI International Inc. Class A	672,471	202,589
*	Concentrix Corp.	1,208,869	201,349
*	Smartsheet Inc. Class A	3,496,406	191,533
*	Elastic NV	2,144,374	190,742
*	Dropbox Inc. Class A	8,175,993	190,092
*	UiPath Inc. Class A	8,325,830	179,755
	Azenta Inc.	2,157,439	178,809
*	Rapid7 Inc.	1,593,303	177,239
*	Tenable Holdings Inc.	2,944,186	170,145
*	Nutanix Inc. Class A	6,222,581	166,890
*	Silicon Laboratories Inc.	1,102,619	165,613
	CDK Global Inc.	3,360,271	163,578
	CMC Materials Inc.	825,702	153,085
*	NCR Corp.	3,799,099	152,686
	Science Applications International Corp.	1,637,989	150,973
	Power Integrations Inc.	1,619,759	150,119
	Dolby Laboratories Inc. Class A	1,915,505	149,831
*	Rogers Corp.	548,118	148,924
*	Change Healthcare Inc.	6,778,608	147,774
*	Workiva Inc. Class A	1,249,777	147,474
*	Mandiant Corp.	6,558,306	146,316
*	Teradata Corp.	2,966,696	146,228
*	Qualys Inc.	1,007,147	143,428
*	SentinelOne Inc. Class A	3,696,877	143,217
*	Varonis Systems Inc.	2,966,868	141,045

		Shares	Market Value ($000)
*	Cirrus Logic Inc.	1,650,264	139,926
*,1	Novanta Inc.	979,008	139,303
	National Instruments Corp.	3,422,213	138,908
*	Sailpoint Technologies Holdings Inc.	2,680,911	137,209
*	SPS Commerce Inc.	1,045,188	137,129
*,1	MicroStrategy Inc. Class A	270,166	131,387
*	Semtech Corp.	1,860,541	129,010
	TD SYNNEX Corp.	1,248,475	128,855
*	Alteryx Inc. Class A	1,750,213	125,193
*	Ziff Davis Inc.	1,290,871	124,931
*	Onto Innovation Inc.	1,420,807	123,454
	Vertiv Holdings Co. Class A	8,716,502	122,031
*	Dun & Bradstreet Holdings Inc.	6,865,766	120,288
*	Cargurus Inc. Class A	2,796,962	118,759
*	Box Inc. Class A	4,071,730	118,324
*	MaxLinear Inc. Class A	1,996,312	116,485
	Avnet Inc.	2,856,835	115,959
*	Fabrinet	1,072,322	112,733
*	Blackline Inc.	1,523,190	111,528
*	Envestnet Inc.	1,494,146	111,224
*	Procore Technologies Inc.	1,914,762	110,980
*	Digital Turbine Inc.	2,518,362	110,329
*	Perficient Inc.	992,483	109,262
*	IPG Photonics Corp.	985,030	108,117
*	Insight Enterprises Inc.	1,007,305	108,104
*	Diodes Inc.	1,233,025	107,261
*	Ambarella Inc.	1,021,816	107,209
*	SiTime Corp.	420,495	104,207
	Switch Inc. Class A	3,323,886	102,442
*	New Relic Inc.	1,523,561	101,896
*	Rambus Inc.	3,174,225	101,226
*	FormFactor Inc.	2,274,345	95,591
	Pegasystems Inc.	1,180,413	95,200
*	Q2 Holdings Inc.	1,537,966	94,816
	Advanced Energy Industries Inc.	1,100,249	94,709
*	DigitalOcean Holdings Inc.	1,557,328	90,091
*	Blackbaud Inc.	1,502,652	89,964
*	Altair Engineering Inc. Class A	1,385,222	89,208
*	Verint Systems Inc.	1,713,028	88,564
*	Alarm.com Holdings Inc.	1,298,850	86,322
*	MACOM Technology Solutions Holdings Inc.	1,401,576	83,912
*	CommVault Systems Inc.	1,216,510	80,715
*	Sprout Social Inc. Class A	994,097	79,647
*	nCino Inc.	1,909,850	78,266
*	Upwork Inc.	3,349,909	77,852
	Xerox Holdings Corp.	3,844,983	77,553
	Vishay Intertechnology Inc.	3,861,687	75,689
*	Allscripts Healthcare Solutions Inc.	3,356,652	75,592
*,1	E2open Parent Holdings Inc.	8,340,801	73,482
*,1	Asana Inc. Class A	1,829,305	73,117
*	LiveRamp Holdings Inc.	1,913,612	71,550
*	Sanmina Corp.	1,738,281	70,261
*	Confluent Inc. Class A	1,712,878	70,228
*	Bottomline Technologies DE Inc.	1,236,146	70,065
*	Bumble Inc. Class A	2,412,516	69,915
*	PagerDuty Inc.	2,021,625	69,119
*	Kyndryl Holdings Inc.	5,264,167	69,066
*	Appian Corp.	1,133,171	68,919

		Shares	Market Value ($000)
*	Axcelis Technologies Inc.	909,241	68,675
*	Yelp Inc. Class A	1,981,807	67,599
*	Qualtrics International Inc. Class A	2,354,295	67,215
*	Jamf Holding Corp.	1,891,931	65,858
*	NetScout Systems Inc.	2,032,127	65,191
	Shutterstock Inc.	683,392	63,610
*	Plexus Corp.	770,242	63,014
*	TechTarget Inc.	760,266	61,794
*,1	C3.ai Inc. Class A	2,687,379	61,004
	Amkor Technology Inc.	2,800,109	60,818
*	3D Systems Corp.	3,557,102	59,332
*	Momentive Global Inc.	3,638,947	59,169
	Progress Software Corp.	1,241,569	58,466
*	Appfolio Inc. Class A	501,375	56,761
	CSG Systems International Inc.	886,339	56,345
*	Allegro MicroSystems Inc.	1,905,184	54,107
*	Ping Identity Holding Corp.	1,958,095	53,711
	Xperi Holding Corp.	3,006,194	52,067
*	Ultra Clean Holdings Inc.	1,222,102	51,805
*	Covetrus Inc.	3,064,202	51,448
*	Fastly Inc. Class A	2,885,858	50,156
*	Schrodinger Inc.	1,465,211	49,993
*	Everbridge Inc.	1,139,473	49,727
*	Magnite Inc.	3,747,428	49,504
*	Zuora Inc. Class A	3,281,732	49,160
*	Super Micro Computer Inc.	1,247,645	47,498
*	Duck Creek Technologies Inc.	2,082,352	46,062
*	LivePerson Inc.	1,882,752	45,977
	Methode Electronics Inc.	1,032,734	44,666
*	Vimeo Inc.	3,753,052	44,586
*,1	Matterport Inc.	5,313,480	43,145
*	ePlus Inc.	767,238	43,011
*	TTM Technologies Inc.	2,874,304	42,597
*	JFrog Ltd.	1,575,847	42,469
*,1	Zeta Global Holdings Corp. Class A	3,247,711	41,408
*	Unisys Corp.	1,899,080	41,039
*	Parsons Corp.	1,060,375	41,037
*	Domo Inc. Class B	809,740	40,949
*	DoubleVerify Holdings Inc.	1,625,081	40,903
*	Cerence Inc.	1,117,859	40,355
*	PROS Holdings Inc.	1,202,229	40,046
*	Veeco Instruments Inc.	1,435,035	39,019
*	Cohu Inc.	1,317,518	38,999
*,1	CCC Intelligent Solutions Holdings Inc.	3,479,195	38,410
*	Eventbrite Inc. Class A	2,595,561	38,336
*	Paycor HCM Inc.	1,267,513	36,897
*	Impinj Inc.	576,865	36,654
*	BigCommerce Holdings Inc.	1,641,618	35,968
*	SMART Global Holdings Inc.	1,344,716	34,734
*	Alpha & Omega Semiconductor Ltd.	623,490	34,074
*,1	Squarespace Inc. Class A	1,313,440	33,650
*	Avid Technology Inc.	955,731	33,326
*	Sumo Logic Inc.	2,838,485	33,125
*,1	PAR Technology Corp.	802,999	32,393
*,1	Clear Secure Inc. Class A	1,188,582	31,949
*,1	Datto Holding Corp.	1,175,377	31,406
	CTS Corp.	869,853	30,741
*	Avaya Holdings Corp.	2,336,076	29,598

		Shares	Market Value ($000)
*	Olo Inc. Class A	2,181,033	28,899
*	Ichor Holdings Ltd.	809,440	28,832
*	Photronics Inc.	1,651,619	28,028
*	Consensus Cloud Solutions Inc.	452,295	27,197
*,1	Xometry Inc. Class A	737,390	27,099
*	KnowBe4 Inc. Class A	1,164,127	26,798
	Benchmark Electronics Inc.	1,061,825	26,588
*	Model N Inc.	973,334	26,183
*,1	Blend Labs Inc. Class A	4,483,185	25,554
*	Amplitude Inc. Class A	1,377,781	25,393
*	CEVA Inc.	624,044	25,367
*	PDF Solutions Inc.	907,831	25,301
*	ScanSource Inc.	724,735	25,214
*	Yext Inc.	3,619,623	24,939
*	A10 Networks Inc.	1,764,269	24,612
*	ACM Research Inc. Class A	1,183,038	24,477
*,1	HashiCorp Inc. Class A	450,100	24,305
	Ebix Inc.	702,350	23,283
	Simulations Plus Inc.	452,205	23,053
*	Agilysys Inc.	560,666	22,359
*	NeoPhotonics Corp.	1,465,973	22,297
*	nLight Inc.	1,261,994	21,883
*,1	MicroVision Inc.	4,529,093	21,151
*	PubMatic Inc. Class A	776,955	20,294
*,1	AvePoint Inc.	3,738,637	19,665
*,1	Bandwidth Inc. Class A	600,402	19,447
*,1	Thoughtworks Holding Inc.	931,153	19,377
*	Informatica Inc. Class A	974,499	19,237
*	Limelight Networks Inc.	3,619,157	18,892
	American Software Inc. Class A	850,686	17,728
*,1	Tucows Inc. Class A	259,269	17,708
*	Grid Dynamics Holdings Inc.	1,246,515	17,551
*,1	Rackspace Technology Inc.	1,556,687	17,373
*	Mitek Systems Inc.	1,170,254	17,168
*,1	Veritone Inc.	938,336	17,153
*,1	Gitlab Inc. Class A	314,876	17,145
*,1	Vivid Seats Inc. Class A	1,527,100	16,890
*	Porch Group Inc.	2,387,382	16,580
*	indie Semiconductor Inc. Class A	2,104,678	16,438
*,1	Samsara Inc. Class A	1,014,200	16,248
	SolarWinds Corp.	1,220,652	16,247
	Hackett Group Inc.	703,805	16,230
*	N-able Inc.	1,764,875	16,060
	PC Connection Inc.	305,972	16,030
*	Sprinklr Inc. Class A	1,325,004	15,768
*,1	Cleanspark Inc.	1,257,691	15,558
*	Alkami Technology Inc.	1,064,651	15,235
*	Diebold Nixdorf Inc.	2,212,905	14,893
*	Upland Software Inc.	844,194	14,866
*,1	Terawulf Inc.	1,732,783	14,555
*,1	Groupon Inc.	755,821	14,534
*,1	Freshworks Inc. Class A	802,125	14,374
*	ON24 Inc.	1,069,030	14,058
*	OneSpan Inc.	953,338	13,766
*	Telos Corp.	1,372,473	13,684
*	Kimball Electronics Inc.	681,124	13,616
*,1	Aeva Technologies Inc.	3,141,540	13,603
*	ChannelAdvisor Corp.	800,233	13,260

		Shares	Market Value ($000)
*	SmartRent Inc. Class A	2,580,294	13,056
*,1	Toast Inc. Class A	586,200	12,738
*,1	Couchbase Inc.	715,368	12,462
*	Vertex Inc. Class A	812,212	12,459
	NVE Corp.	224,434	12,225
*,1	Digimarc Corp.	459,882	12,127
*,1	WM Technology Inc.	1,506,422	11,780
*,1	EverCommerce Inc.	865,323	11,422
*,1	Skillz Inc. Class A	3,715,800	11,147
*	Benefitfocus Inc.	876,614	11,063
*,1	Intapp Inc.	455,935	10,947
*,1	IonQ Inc.	840,558	10,726
*	TrueCar Inc.	2,670,121	10,547
*	Identiv Inc.	599,960	9,701
*	Braze Inc. Class A	233,438	9,681
*	CyberOptics Corp.	237,396	9,634
*	eGain Corp.	823,037	9,531
*,1	Credo Technology Group Holding Ltd.	623,000	9,488
*,1	MeridianLink Inc.	508,128	9,197
*	MediaAlpha Inc. Class A	553,700	9,164
*,3	Asure Software Inc.	1,510,942	8,990
*,1	Cyxtera Technologies Inc.	725,106	8,861
*,1	AdTheorent Holding Co. Inc.	896,800	8,825
*,1	SEMrush Holdings Inc. Class A	737,051	8,800
*,1	Atomera Inc.	671,547	8,770
*	Brightcove Inc.	1,108,617	8,647
*	Vroom Inc.	3,177,600	8,452
*	AXT Inc.	1,158,144	8,130
*	Rimini Street Inc.	1,358,208	7,878
*	Ouster Inc.	1,634,155	7,354
*,1	Aehr Test Systems	685,531	6,965
*,1	Nextdoor Holdings Inc.	1,161,876	6,960
*	Enfusion Inc. Class A	543,647	6,915
*,1	Red Violet Inc.	234,813	6,692
*,1	ForgeRock Inc. Class A	304,911	6,684
*,1	Smith Micro Software Inc.	1,708,265	6,440
*	EverQuote Inc. Class A	394,154	6,377
*	Computer Task Group Inc.	633,963	6,194
*,1	Phunware Inc.	2,205,547	6,131
*	Innodata Inc.	875,484	6,120
*,1	Kopin Corp.	2,326,755	5,887
*	comScore Inc.	1,926,362	5,606
*	CoreCard Corp.	200,106	5,483
*,1	Expensify Inc. Class A	308,182	5,412
*	Daktronics Inc.	1,405,322	5,396
*	Immersion Corp.	963,156	5,355
*,1	NextNav Inc.	641,600	4,806
*	GTY Technology Holdings Inc.	1,455,833	4,702
*,1	Alpine 4 Holdings Inc.	4,393,029	4,613
*,1	IronNet Inc.	1,201,301	4,565
*	Cipher Mining Inc.	1,253,825	4,564
*	Everspin Technologies Inc.	503,798	4,388
*	1stdibs.com Inc.	541,124	4,324
*,1	KORE Group Holdings Inc.	719,616	4,318
*,1	KULR Technology Group Inc.	1,939,401	4,209
*	Pixelworks Inc.	1,380,829	4,101
*	Quantum Corp.	1,763,018	4,002
*	BuzzFeed Inc.	740,107	3,893

		Shares	Market Value ($000)
	Richardson Electronics Ltd.	309,653	3,852
*	Issuer Direct Corp.	128,727	3,827
*	AstroNova Inc.	250,452	3,799
*	Intevac Inc.	685,231	3,666
*	EMCORE Corp.	969,232	3,586
*	VirnetX Holding Corp.	2,158,195	3,518
*	SecureWorks Corp. Class A	263,152	3,487
*,1	Backblaze Inc. Class A	323,162	3,448
*	inTEST Corp.	301,891	3,239
*,1	Park City Group Inc.	512,434	2,706
*	Amtech Systems Inc.	268,244	2,699
*,1	Greenidge Generation Holdings Inc.	302,806	2,604
*	Zedge Inc. Class B	407,694	2,483
*	Synchronoss Technologies Inc.	1,391,589	2,407
*	Viant Technology Inc. Class A	358,428	2,348
*,1	Nuvve Holding Corp.	290,743	2,294
*	NerdWallet Inc. Class A	187,176	2,244
*	Mastech Digital Inc.	119,793	2,215
*,1	eMagin Corp.	1,850,738	2,110
*,1	LiveVox Holdings Inc.	687,792	2,077
*,1	SkyWater Technology Inc.	189,073	2,048
*,1	Exela Technologies Inc.	4,647,096	1,934
*,1	Boxlight Corp. Class A	1,524,589	1,830
*	GSI Technology Inc.	460,392	1,763
*	TransAct Technologies Inc.	247,478	1,747
*	Steel Connect Inc.	1,313,081	1,694
*,1	Verb Technology Co. Inc.	1,775,762	1,684
*	Arteris Inc.	127,965	1,664
*	QuickLogic Corp.	295,351	1,624
*	Research Frontiers Inc.	799,655	1,535
*	Key Tronic Corp.	270,500	1,528
*	Quantum Computing Inc.	576,947	1,500
*	Aware Inc.	478,176	1,435
*,1	Streamline Health Solutions Inc.	894,195	1,431
*,1	SeaChange International Inc.	1,188,518	1,343
*,1	Intellicheck Inc.	522,431	1,332
*	Crown ElectroKinetics Corp.	689,907	1,256
*	NetSol Technologies Inc.	324,880	1,251
*,1	Inuvo Inc.	2,536,959	1,243
*	One Stop Systems Inc.	314,266	1,201
*	OMNIQ Corp.	175,600	1,182
*,1	Stronghold Digital Mining Inc. Class A	199,597	1,168
*,1	Remark Holdings Inc.	1,380,320	1,130
*	GSE Systems Inc.	541,861	1,127
*	AudioEye Inc.	162,397	1,106
*	BTCS Inc.	262,211	1,096
*	CSP Inc.	129,793	1,012
*	Inpixon	3,857,401	1,003
*,1	Waitr Holdings Inc.	2,622,672	970
*	WidePoint Corp.	231,461	875
*	Super League Gaming Inc.	439,623	827
*	AutoWeb Inc.	349,274	807
*	Qumu Corp.	450,282	793
*	Data I/O Corp.	180,859	769
*,1	CYNGN Inc.	518,269	757
*	Trio-Tech International	104,880	756
*,1	Flux Power Holdings Inc.	280,974	750
*	CVD Equipment Corp.	165,470	738

		Shares	Market Value ($000)
*,1	American Virtual Cloud Technologies Inc.	775,634	725
*,1	SigmaTron International Inc.	98,274	671
*	Rubicon Technology Inc.	74,300	670
*	Peraso Inc.	295,697	656
*,1	Creatd Inc.	554,557	638
*	Intrusion Inc.	244,034	605
*,1	EngageSmart Inc.	27,578	588
*,1	Akerna Corp.	510,481	582
*	Kubient Inc.	318,146	541
*	BSQUARE Corp.	304,286	526
*,1	iPower Inc.	309,711	520
*,1	Glimpse Group Inc.	67,883	434
*,1	LogicMark Inc.	195,563	430
*	RealNetworks Inc.	675,168	392
*	Bridgeline Digital Inc.	200,736	383
*,1	UserTesting Inc.	34,465	368
*	PetVivo Holdings Inc.	173,200	353
	SilverSun Technologies Inc.	99,500	324
*	WiSA Technologies Inc.	242,859	304
*,1	Alfi Inc.	181,838	298
*	VerifyMe Inc.	84,041	283
*,1	Recruiter.com Group Inc.	98,608	269
*	Oblong Inc.	351,708	231
*	Duos Technologies Group Inc.	39,802	213
*,1	CynergisTek Inc.	158,445	212
*	Evolving Systems Inc.	112,961	206
*,1	Weave Communications Inc.	24,444	146
*	Sigma Labs Inc.	54,433	111
*,2	Media General Inc. CVR	2,351,648	91
*,1	Creative Realities Inc.	104,180	86
*	Data Storage Corp.	24,445	79
*,1	DatChat Inc.	28,759	75
*,1	Paltalk Inc.	28,954	75
*	Nortech Systems Inc.	5,000	49
*	Quantum Corp. Rights Exp. 4/18/22	1,763,018	15
*	WaveDancer Inc.	1,356	7
*,2	Ikonics Corp. CVR	7,226	—
			360,366,436
Telecommunications (2.5%)
	Comcast Corp. Class A	130,588,883	6,114,172
	Cisco Systems Inc.	107,924,410	6,017,865
	Verizon Communications Inc.	109,087,967	5,556,941
	AT&T Inc.	206,231,678	4,873,255
*	T-Mobile US Inc.	18,035,205	2,314,819
*	Charter Communications Inc. Class A	3,241,680	1,768,401
	Motorola Solutions Inc.	4,855,067	1,175,897
*	Arista Networks Inc.	6,657,892	925,314
*	Liberty Broadband Corp. Class C	4,273,626	578,307
*	Roku Inc.	3,443,536	431,372
	Juniper Networks Inc.	9,334,084	346,855
	Lumen Technologies Inc.	29,687,072	334,573
*	Ciena Corp.	4,437,730	269,060
	Cable One Inc.	165,588	242,461
*	DISH Network Corp. Class A	7,125,548	225,524
*	Frontier Communications Parent Inc.	7,043,336	194,889
*	Lumentum Holdings Inc.	1,971,721	192,440
*	Vonage Holdings Corp.	7,353,916	149,211
*	Iridium Communications Inc.	3,312,948	133,578

		Shares	Market Value ($000)
*	Viavi Solutions Inc.	6,724,247	108,126
*	Viasat Inc.	2,042,649	99,681
	Cogent Communications Holdings Inc.	1,242,570	82,445
*	Altice USA Inc. Class A	6,249,550	77,994
*	Calix Inc.	1,675,922	71,914
*	Liberty Broadband Corp. Class A	459,435	60,214
	Telephone & Data Systems Inc.	3,014,809	56,920
	InterDigital Inc.	882,816	56,324
*	Plantronics Inc.	1,216,999	47,950
*	Extreme Networks Inc.	3,809,453	46,513
*	Infinera Corp.	5,355,154	46,429
*	CommScope Holding Co. Inc.	5,814,100	45,815
*	8x8 Inc.	3,255,765	40,990
*,1	Globalstar Inc.	20,309,785	29,855
	Shenandoah Telecommunications Co.	1,237,310	29,176
*,1	Gogo Inc.	1,430,746	27,270
*	Harmonic Inc.	2,898,736	26,929
*	fuboTV Inc.	3,962,100	26,031
*	WideOpenWest Inc.	1,486,457	25,924
	ADTRAN Inc.	1,401,427	25,856
*	EchoStar Corp. Class A	1,051,825	25,601
*	Clearfield Inc.	342,737	22,353
*	NETGEAR Inc.	842,107	20,783
*	IDT Corp. Class B	585,760	19,969
*	Digi International Inc.	927,075	19,951
*	Anterix Inc.	339,768	19,673
*,1	Inseego Corp.	2,870,125	11,624
	Comtech Telecommunications Corp.	719,972	11,296
*	United States Cellular Corp.	354,355	10,712
	ATN International Inc.	263,294	10,500
*,1	AST SpaceMobile Inc.	1,041,726	10,396
*	Consolidated Communications Holdings Inc.	1,576,645	9,302
*	Ooma Inc.	601,899	9,022
*	Aviat Networks Inc.	274,106	8,434
*,1	Akoustis Technologies Inc.	1,272,053	8,268
*	Cambium Networks Corp.	326,384	7,716
*	CalAmp Corp.	1,045,712	7,644
*	DZS Inc.	464,747	6,446
*	Ribbon Communications Inc.	1,859,251	5,745
	Bel Fuse Inc. Class B	300,241	5,356
*	Lantronix Inc.	772,796	5,162
*	Casa Systems Inc.	1,089,648	4,925
	Spok Holdings Inc.	464,693	3,708
*	KVH Industries Inc.	386,207	3,515
*,1	Kaltura Inc.	1,740,647	3,116
*	Powerfleet Inc.	970,791	2,883
*	Genasys Inc.	1,017,703	2,799
*	Airgain Inc.	309,957	2,349
*,1	Barfresh Food Group Inc.	295,315	2,218
*	PCTEL Inc.	411,030	1,907
*,1	Applied Optoelectronics Inc.	499,200	1,822
*	Hemisphere Media Group Inc. Class A	295,353	1,350
	Network-1 Technologies Inc.	509,201	1,329
*	Crexendo Inc.	356,406	1,294
*,1	Vislink Technologies Inc.	1,128,955	1,197
*,1	Airspan Networks Holdings Inc.	367,358	1,069
*,1	ComSovereign Holding Corp.	1,192,821	1,002
*	Franklin Wireless Corp.	244,162	973

		Shares	Market Value ($000)
*	Minim Inc.	954,397	687
*	TESSCO Technologies Inc.	100,495	607
*	Optical Cable Corp.	92,325	391
*	ClearOne Inc.	231,050	211
*,1,2	FTE Networks Inc.	84,180	126
*	ADDvantage Technologies Group Inc.	47,738	66
	Bel Fuse Inc. Class A	2,976	63
			33,172,850
Utilities (3.0%)
	NextEra Energy Inc.	56,645,629	4,798,451
	Duke Energy Corp.	22,223,879	2,481,518
	Southern Co.	30,588,553	2,217,976
	Dominion Energy Inc.	23,420,046	1,990,001
	Waste Management Inc.	11,969,743	1,897,204
	Sempra Energy	9,094,541	1,528,974
	American Electric Power Co. Inc.	14,553,595	1,452,012
	Exelon Corp.	28,255,341	1,345,802
	Xcel Energy Inc.	15,705,714	1,133,481
	Waste Connections Inc.	7,425,947	1,037,405
	Public Service Enterprise Group Inc.	14,604,642	1,022,325
	Consolidated Edison Inc.	10,235,685	969,115
	WEC Energy Group Inc.	9,101,098	908,381
	Eversource Energy	9,955,825	878,004
	American Water Works Co. Inc.	5,243,704	867,990
	Republic Services Inc.	5,941,066	787,191
	Edison International	10,973,149	769,218
	FirstEnergy Corp.	16,444,120	754,127
	Ameren Corp.	7,366,939	690,724
	Entergy Corp.	5,856,656	683,765
*	PG&E Corp.	56,956,202	680,057
	DTE Energy Co.	5,042,042	666,608
	PPL Corp.	21,278,300	607,708
	CMS Energy Corp.	8,342,904	583,503
	CenterPoint Energy Inc.	18,194,060	557,466
*	Constellation Energy Corp.	9,406,375	529,109
	AES Corp.	18,243,619	469,408
	Atmos Energy Corp.	3,918,075	468,171
	Alliant Energy Corp.	7,216,025	450,857
	Evergy Inc.	6,543,962	447,214
	NiSource Inc.	11,716,987	372,600
	Essential Utilities Inc.	6,571,003	335,975
	Vistra Corp.	13,920,323	323,648
	NRG Energy Inc.	7,010,925	268,939
	Pinnacle West Capital Corp.	3,252,192	253,996
	OGE Energy Corp.	5,747,338	234,376
	UGI Corp.	6,037,897	218,693
	National Fuel Gas Co.	2,634,510	180,991
*	Sunrun Inc.	5,746,844	174,532
	IDACORP Inc.	1,457,667	168,156
*	Clean Harbors Inc.	1,489,965	166,340
*	Evoqua Water Technologies Corp.	3,470,772	163,057
*	Stericycle Inc.	2,657,891	156,603
	Black Hills Corp.	1,884,532	145,147
	Portland General Electric Co.	2,578,762	142,219
	Southwest Gas Holdings Inc.	1,810,729	141,762
	ONE Gas Inc.	1,553,642	137,093
*	Casella Waste Systems Inc. Class A	1,459,556	127,930
	Hawaiian Electric Industries Inc.	3,019,579	127,758

		Shares	Market Value ($000)
	New Jersey Resources Corp.	2,760,202	126,583
	South Jersey Industries Inc.	3,416,897	118,054
	PNM Resources Inc.	2,472,769	117,877
[1]	Avangrid Inc.	2,250,683	105,197
	Spire Inc.	1,434,540	102,943
	ALLETE Inc.	1,529,811	102,467
[1]	Ormat Technologies Inc.	1,222,158	100,009
	American States Water Co.	1,063,164	94,643
	NorthWestern Corp.	1,558,002	94,244
	Avista Corp.	2,049,403	92,531
	California Water Service Group	1,516,024	89,870
	MGE Energy Inc.	1,049,138	83,711
	Clearway Energy Inc. Class C	2,190,530	79,976
	Chesapeake Utilities Corp.	483,395	66,593
*	Sunnova Energy International Inc.	2,648,287	61,070
	SJW Group	781,495	54,376
	Middlesex Water Co.	478,363	50,309
	Northwest Natural Holding Co.	971,683	50,255
*,1	Archaea Energy Inc. Class A	2,254,200	49,435
*	US Ecology Inc.	890,838	42,653
	Clearway Energy Inc. Class A	1,192,802	39,744
*	Harsco Corp.	2,321,258	28,412
	Unitil Corp.	447,308	22,312
	York Water Co.	399,185	17,951
*	Heritage-Crystal Clean Inc.	487,014	14,420
*,1	Vertex Energy Inc.	1,299,651	12,919
	Artesian Resources Corp. Class A	233,644	11,343
	Global Water Resources Inc.	595,950	9,917
*	Aris Water Solution Inc. Class A	491,258	8,941
*	Altus Power Inc.	1,172,200	8,709
*	Pure Cycle Corp.	628,501	7,555
	RGC Resources Inc.	290,276	6,206
	Genie Energy Ltd. Class B	641,703	4,332
*	Sharps Compliance Corp.	524,500	3,095
*	Advanced Emissions Solutions Inc.	447,249	2,782
	Via Renewables Inc. Class A	335,374	2,763
*	Quest Resource Holding Corp.	392,752	2,415
*,1	Charah Solutions Inc.	431,762	2,155
*,1	Aqua Metals Inc.	1,317,323	1,989
*	Perma-Fix Environmental Services Inc.	325,244	1,799
*,1	Cadiz Inc.	263,621	546
*	Renovare Environmental Inc.	612,155	336
			39,407,017
Total Common Stocks (Cost $587,918,751)			1,307,640,459
Preferred Stocks (0.0%)
[1,4]	Meta Materials Inc. Pfd., 0.000%	3,435,816	4,192
	Air T Funding Pfd., 8.000%, 6/7/24	1,727	40
Total Preferred Stocks (Cost $36)			4,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
	GAMCO Investors Inc. (Cost $296)	4.000%	6/15/23	296	290
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5,6]	Vanguard Market Liquidity Fund (Cost $10,421,593)	0.312%		104,234,425	10,422,400
Total Investments (100.3%) (Cost $598,340,676)					1,318,067,381
Other Assets and Liabilities—Net (-0.3%)					(3,844,942)
Net Assets (100%)					1,314,222,439
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,442,921,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,872,092,000 was received for securities on loan, of which $4,825,178,000 is held in Vanguard Market Liquidity Fund and $46,914,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	3,874	400,262	17,947
E-mini S&P 500 Index	June 2022	25,409	5,756,091	397,396
E-mini S&P Mid-Cap 400 Index	June 2022	240	64,541	3,093
				418,436

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
New York Community Bancorp Inc.	8/31/22	BANA	5,193	(0.749)	—	(372)
Popular Inc.	8/31/22	BANA	12,859	(0.597)	—	(1,352)
Signature Bank	8/31/23	BANA	103,467	(0.937)	—	(15,499)
State Street Corp.	8/31/23	BANA	219,725	(0.809)	5,937	—
Tompkins Financial Corp.	8/31/22	BANA	207	(0.766)	—	(4)
Tompkins Financial Corp.	8/31/22	BANA	209	(0.763)	—	(5)
Visa Inc. Class A	8/31/22	BANA	48,627	(0.107)	1,352	—
					7,289	(17,232)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $6,434,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,307,637,017	52	3,390	1,307,640,459
Preferred Stocks	4,232	—	—	4,232
Corporate Bonds	—	290	—	290
Temporary Cash Investments	10,422,400	—	—	10,422,400
Total	1,318,063,649	342	3,390	1,318,067,381

Derivative Financial Instruments
Assets
Futures Contracts[1]	418,436	—	—	418,436
Swap Contracts	—	7,289	—	7,289
Total	418,436	7,289	—	425,725
Liabilities
Swap Contracts	—	17,232	—	17,232
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Asure Software Inc.	NA1	4,124	171	(62)	(2,234)	—	—	8,990
Vanguard Market Liquidity Fund	8,612,238	NA2	NA2	(297)	459	2,271	—	10,422,400
Total	8,612,238	4,124	171	(359)	(1,775)	2,271	—	10,431,390
1	Not applicable—at December 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.